UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07705

Virtus Asset Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2021
Virtus Seix Core Bond Fund*
Virtus Seix Corporate Bond Fund*
Virtus Seix Floating Rate High Income Fund
Virtus Seix High Grade Municipal Bond Fund
Virtus Seix High Income Fund
Virtus Seix High Yield Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Short-Term Bond Fund*
Virtus Seix Short-Term Municipal Bond Fund
Virtus Seix Total Return Bond Fund*
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund*
Virtus Seix U.S. Mortgage Fund*
Virtus Seix Ultra-Short Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2021.
Monetary support drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks gained 17.54% as measured by the Russell 2000® Index, and large-capitalization stocks, as measured by the S&P 500® Index, returned 15.25%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 8.83%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 7.45%.
In fixed income markets, the yield on the 10-year Treasury rose to 1.45% on June 30, 2021, from 0.93% on December 31, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 1.60% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 3.62%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about all the investment strategies we offer, please visit Virtus.com. If you have questions about your account or require assistance, please call our customer service team at 800-243-1574.
We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 986.10	0.64%	$ 3.15
	Class I	1,000.00	985.90	0.50	2.46
	Class R6	1,000.00	986.60	0.36	1.77
Seix Corporate Bond Fund
	Class A	1,000.00	981.70	0.95	4.67
	Class C	1,000.00	979.20	1.65	8.10
	Class I	1,000.00	982.70	0.70	3.44
	Class R6	1,000.00	985.00	0.43	2.12
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,035.80	0.97	4.90
	Class C	1,000.00	1,032.90	1.55	7.81
	Class I	1,000.00	1,037.50	0.65	3.28
	Class R6	1,000.00	1,037.90	0.55	2.78
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,002.40	0.73	3.62
	Class I	1,000.00	1,003.10	0.58	2.88
Seix High Income Fund
	Class A	1,000.00	1,032.20	0.93	4.69
	Class I	1,000.00	1,033.50	0.68	3.43
	Class R6	1,000.00	1,034.00	0.59	2.98
Seix High Yield Fund
	Class A	1,000.00	1,025.70	0.82	4.12
	Class I	1,000.00	1,026.50	0.64	3.22
	Class R6	1,000.00	1,027.00	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	999.80	0.71	3.52
	Class I	1,000.00	1,000.60	0.56	2.78
Seix Short-Term Bond Fund
	Class A	1,000.00	998.00	0.80	3.96
	Class C	1,000.00	996.10	1.19	5.89
	Class I	1,000.00	998.00	0.60	2.97
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	997.30	0.54	2.67
	Class I	1,000.00	998.10	0.37	1.83

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Seix Total Return Bond Fund
	Class A	$1,000.00	$ 984.50	0.70%	$3.44
	Class I	1,000.00	985.00	0.46	2.26
	Class R6	1,000.00	986.60	0.31	1.53
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	999.10	0.64	3.17
	Class I	1,000.00	1,000.30	0.41	2.03
	Class R6	1,000.00	1,002.00	0.26	1.29
Seix U.S. Mortgage Fund
	Class A	1,000.00	991.00	0.90	4.44
	Class C	1,000.00	986.50	1.65	8.13
	Class I	1,000.00	992.00	0.70	3.46
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,003.60	0.65	3.23
	Class I	1,000.00	1,004.90	0.40	1.99

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Seix Core Bond Fund
	Class A	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21
	Class I	1,000.00	1,022.32	0.50	2.51
	Class R6	1,000.00	1,023.01	0.36	1.81
Seix Corporate Bond Fund
	Class A	1,000.00	1,020.08	0.95	4.76
	Class C	1,000.00	1,016.61	1.65	8.25
	Class I	1,000.00	1,021.32	0.70	3.51
	Class R6	1,000.00	1,022.66	0.43	2.16
Seix Floating Rate High Income Fund
	Class A	1,000.00	1,019.98	0.97	4.86
	Class C	1,000.00	1,017.11	1.55	7.75
	Class I	1,000.00	1,021.57	0.65	3.26
	Class R6	1,000.00	1,022.07	0.55	2.76
Seix High Grade Municipal Bond Fund
	Class A	1,000.00	1,021.17	0.73	3.66
	Class I	1,000.00	1,021.92	0.58	2.91
Seix High Income Fund
	Class A	1,000.00	1,020.18	0.93	4.66
	Class I	1,000.00	1,021.42	0.68	3.41
	Class R6	1,000.00	1,021.87	0.59	2.96

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Seix High Yield Fund
	Class A	$1,000.00	$1,020.73	0.82%	$4.11
	Class I	1,000.00	1,021.62	0.64	3.21
	Class R6	1,000.00	1,022.17	0.53	2.66
Seix Investment Grade Tax-Exempt Bond Fund
	Class A	1,000.00	1,021.27	0.71	3.56
	Class I	1,000.00	1,022.02	0.56	2.81
Seix Short-Term Bond Fund
	Class A	1,000.00	1,020.83	0.80	4.01
	Class C	1,000.00	1,018.89	1.19	5.96
	Class I	1,000.00	1,021.82	0.60	3.01
Seix Short-Term Municipal Bond Fund
	Class A	1,000.00	1,022.12	0.54	2.71
	Class I	1,000.00	1,022.96	0.37	1.86
Seix Total Return Bond Fund
	Class A	1,000.00	1,021.32	0.70	3.51
	Class I	1,000.00	1,022.51	0.46	2.31
	Class R6	1,000.00	1,023.26	0.31	1.56
Seix U.S. Government Securities Ultra-Short Bond Fund
	Class A	1,000.00	1,021.62	0.64	3.21
	Class I	1,000.00	1,022.76	0.41	2.06
	Class R6	1,000.00	1,023.51	0.26	1.30
Seix U.S. Mortgage Fund
	Class A	1,000.00	1,020.33	0.90	4.51
	Class C	1,000.00	1,016.61	1.65	8.25
	Class I	1,000.00	1,021.32	0.70	3.51
Seix Ultra-Short Bond Fund
	Class A	1,000.00	1,021.57	0.65	3.26
	Class I	1,000.00	1,022.81	0.40	2.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Constant Maturity Treasury (“CMT”)
An interest rate that represents a daily determination of what the yield on a U.S. Treasury bill, note, or bond would be if it were issued on that day. The Treasury Department publishes these rates on a daily and weekly basis in reports called Special Interest Rates.
Intercontinental Exchange (“ICE”)
An American Fortune 500 company formed in 2000 that operates global exchanges and clearing houses, and provides mortgage technology, data and listing services. The company owns exchanges for financial and commodity markets, and operates 12 regulated exchanges and marketplaces. This includes ICE futures exchanges in the United States, Canada and Europe, the Liffe futures exchanges in Europe, the New York Stock Exchange, equity options exchanges and over-the-counter energy, credit and equity markets.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Markit CDX® North American High Yield Index (“CDX.NA.HY”)
CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program (“PSF-GTD”)
The Permanent School Fund Guarantee Program guarantees bonds issued by a school district or charter school. The PSF-GTD has received “AAA” ratings from the major bond rating services and replaces the need for private bond insurance.

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) June 30, 2021
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
State Credit Enhancement Program (“SD CRED PROG”)
A program by which certain public school districts are able to issue statutorily specified debt instruments at a lower interest rate by extending to those districts the credit rating of the state in which they are located. In the event of a district default on debt service payment, the state will pay the amount due from available cash balances. The school board must pledge the full faith and credit and taxing power of the district to repayment of any amount paid by the state.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2021
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2021.
Seix Core Bond Fund
U.S. Government Securities		38%
Corporate Bonds and Notes		34
Financials	11%
Industrials	4
Energy	3
Utilities	3
Information Technology	3
Communication Services	3
Materials	3
All other Corporate Bonds and Notes	4
Mortgage-Backed Securities		24
Agency	18
Non-Agency	6
Asset-Backed Securities		4
Other	2
Credit Card	2
Total		100%
Seix Corporate Bond Fund
Corporate Bonds and Notes		80%
Financials	26%
Industrials	12
Utilities	8
Energy	8
Communication Services	7
Materials	5
Consumer Discretionary	5
All other Corporate Bonds and Notes	9
Other (includes short-term investment and securities lending collateral)		20
Total		100%

Seix Floating Rate High Income Fund
Leveraged Loans		88%
Information Technology	13%
Service	10
Healthcare	8
Media / Telecom - Telecommunications	6
Financial	6
Chemicals	5
Media / Telecom - Diversified Media	5
All other Leveraged Loans	35
Other (includes short-term investment)		6
Corporate Bonds and Notes		5
Common Stocks		1
Total		100%
Seix High Grade Municipal Bond Fund
Municipal Bonds	87%
Short-Term Investment	13
Total	100%

Seix High Income Fund
Corporate Bonds and Notes		94%
Consumer Discretionary	21%
Financials	19
Energy	16
Communication Services	11
Industrials	9
Information Technology	6
Health Care	5
All other Corporate Bonds and Notes	7
Leveraged Loans		2
Other (includes short-term investment and securities lending collateral)		4
Total		100%
Seix High Yield Fund
Corporate Bonds and Notes		93%
Consumer Discretionary	17%
Communication Services	16
Financials	16
Energy	13
Industrials	9
Health Care	6
Information Technology	5
All other Corporate Bonds and Notes	11
Leveraged Loans		4
Other (includes short-term investment and securities lending collateral)		3
Total		100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2021
Seix Investment Grade Tax-Exempt Bond Fund
Municipal Bonds	82%
Short-Term Investment	18
Total	100%
Seix Short-Term Bond Fund
U.S. Government Securities		44%
Corporate Bonds and Notes		35
Financials	9%
Energy	5
Industrials	4
Communication Services	4
Information Technology	3
Consumer Discretionary	3
Utilities	2
All other Corporate Bonds and Notes	5
Mortgage-Backed Securities		16
Asset-Backed Securities		5
Total		100%

Seix Short-Term Municipal Bond Fund
Municipal Bonds	83%
Short-Term Investment	17
Total	100%
Seix Total Return Bond Fund
U.S. Government Securities		41%
Corporate Bonds and Notes		35
Financials	11%
Energy	4
Industrials	4
Consumer Discretionary	3
Communication Services	3
Utilities	3
Information Technology	2
All other Corporate Bonds and Notes	5
Mortgage-Backed Securities		20
Agency	15
Non-Agency	5
Asset-Backed Securities		3
Other	2
Credit Card	1
Other (includes short-term investment and securities lending collateral)		1
Total		100%

Seix U.S. Government Securities Ultra-Short Bond Fund
Mortgage-Backed Securities		95%
Agency	95%
Short-Term Investment		5
Total		100%
Seix U.S. Mortgage Fund
Mortgage-Backed Securities		91%
Agency	91%
U.S. Government Security		7
Short-Term Investment		2
Total		100%

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
June 30, 2021
Seix Ultra-Short Bond Fund
Corporate Bonds and Notes		49%
Financials	17%
Industrials	6
Communication Services	5
Energy	5
Consumer Discretionary	3
Information Technology	3
Utilities	3
All other Corporate Bonds and Notes	7
Mortgage-Backed Securities		34
Non-Agency	23
Agency	11
Asset-Backed Securities		14
Credit Card	7
Student Loan	5
Other	2
Short-Term Investment		3
Total		100%

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—38.0%
U.S. Treasury Bills 0.000%, 8/26/21	$ 2,140	$ 2,140
U.S. Treasury Bonds 1.875%, 2/15/51	6,465	6,170
U.S. Treasury Notes
1.750%, 5/31/22	6,385	6,482
1.375%, 6/30/23	14,973	15,309
0.125%, 12/15/23	1,657	1,648
0.500%, 3/31/25	1,467	1,460
0.250%, 9/30/25	6,556	6,418
1.625%, 5/15/31	4,573	4,643
Total U.S. Government Securities (Identified Cost $43,955)		44,270

Mortgage-Backed Securities—23.3%
Agency—17.5%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	188	206
Pool #G60019 4.500%, 3/1/44	183	203
Pool #Q35611 4.000%, 9/1/45	414	445
Pool #V81992 4.000%, 10/1/45	268	291
Pool #Q42921 3.500%, 9/1/46	585	631
Pool #Q51758 3.500%, 10/1/47	75	79
Pool #Q52135 3.500%, 11/1/47	860	914
Pool #ZM5226 3.500%, 12/1/47	566	606
Pool #Q53881 4.500%, 1/1/48	412	448
Pool #Q61680 4.000%, 2/1/49	387	414
Pool #QA3079 3.500%, 10/1/49	286	308
Pool #QA4766 3.500%, 11/1/49	515	553
Pool #SD0164 3.500%, 12/1/49	740	791
Pool #QA6331 3.500%, 1/1/50	570	602
Pool #QA8967 3.000%, 4/1/50	642	671
Pool #QA9935 3.000%, 6/1/50	282	295
Pool #QC2300 3.000%, 5/1/51	285	303
Pool #QC2692 3.000%, 6/1/51	300	316
Pool #QC2749 3.000%, 6/1/51	450	472
Pool #QC2869 3.000%, 6/1/51	705	747
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	581	616
	Par Value	Value

Agency—continued
Pool #BO8589 3.000%, 3/1/40	$ 86	$ 90
Pool #BK0396 3.000%, 11/1/44	119	125
Pool #MA2341 4.500%, 6/1/45	20	21
Pool #BE5050 4.000%, 9/1/45	442	486
Pool #BA4799 4.000%, 2/1/46	165	179
Pool #BH7058 3.500%, 12/1/47	245	259
Pool #MA3211 4.000%, 12/1/47	105	113
Pool #BH9215 3.500%, 1/1/48	169	178
Pool #BJ8599 3.500%, 4/1/48	98	103
Pool #BK6111 4.000%, 7/1/48	1,085	1,165
Pool #BN4542 4.500%, 2/1/49	108	117
Pool #BO1345 3.500%, 8/1/49	431	458
Pool #BO1351 4.000%, 8/1/49	467	504
Pool #BO3024 3.500%, 10/1/49	269	290
Pool #BO5325 3.000%, 11/1/49	191	200
Pool #BO4386 3.500%, 11/1/49	550	581
Pool #BO8894 3.000%, 12/1/49	313	329
Pool #CA5122 3.000%, 2/1/50	575	607
Pool #BP5431 3.000%, 6/1/50	417	437
Pool #BP5432 3.000%, 6/1/50	388	407
Pool #BR9135 3.000%, 5/1/51	404	426
Pool #FM7290 3.000%, 5/1/51	814	858
Pool #BT0907 3.000%, 6/1/51	245	258
Pool #BT1809 3.000%, 6/1/51	1,220	1,284
Pool #BT2849 3.000%, 6/1/51	550	581
Pool #BT3321 3.000%, 6/1/51	300	316
Pool #CB0867 3.500%, 6/1/51	99	106
		20,389

Non-Agency—5.8%
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(1)	200	212
2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	639
See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	$ 100	$ 107
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	635	674
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	348	354
2020-1, B1 144A 2.280%, 7/15/60(1)	258	262
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	325	370
2012-BWTR, A 144A 2.954%, 11/5/34(1)	695	709
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 0.993%, 7/15/25(1)(2)	169	170
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	451	477
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	260	267
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	670	720
SBA Tower Trust 144A 1.884%, 1/15/26(1)	480	486
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(1)	245	255
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	190	197
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.223%, 2/15/40(1)(2)	332	333
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	505	517
		6,749

Total Mortgage-Backed Securities (Identified Cost $26,492)		27,138

Asset-Backed Securities—4.2%
Credit Card—2.1%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.734%, 5/15/28(2)	1,075	1,065
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.843%, 5/14/29(2)	1,305	1,333
		2,398

Other—2.1%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	258	270
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	358	373
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	680	728
	Par Value	Value

Other—continued
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(1)	$ 440	$ 442
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	675	671
		2,484

Total Asset-Backed Securities (Identified Cost $4,767)		4,882

Corporate Bonds and Notes—33.5%
Communication Services—2.6%
AT&T, Inc.
2.250%, 2/1/32	325	319
3.300%, 2/1/52	301	293
144A 3.500%, 9/15/53(1)	621	624
Comcast Corp. 1.950%, 1/15/31	553	545
Verizon Communications, Inc.
3.150%, 3/22/30	162	175
3.400%, 3/22/41	320	339
ViacomCBS, Inc.
4.200%, 5/19/32	261	301
4.950%, 5/19/50	295	372
		2,968

Consumer Discretionary—1.2%
Kohl’s Corp. 3.375%, 5/1/31	341	353
Marriott International, Inc.
3.500%, 10/15/32	453	481
Series HH 2.850%, 4/15/31	254	258
NIKE, Inc. 3.375%, 3/27/50	274	309
		1,401

Consumer Staples—1.3%
Coca-Cola Co. (The) 1.000%, 3/15/28	602	584
Kroger Co. (The) 3.950%, 1/15/50	363	413
Mars, Inc. 144A 2.450%, 7/16/50(1)	594	551
		1,548

Energy—3.2%
Boardwalk Pipelines LP 4.450%, 7/15/27	151	170
EOG Resources, Inc. 4.950%, 4/15/50	545	725
HollyFrontier Corp. 4.500%, 10/1/30	492	526
Marathon Petroleum Corp. 4.500%, 5/1/23	476	508
Pioneer Natural Resources Co. 1.900%, 8/15/30	852	821
Plains All American Pipeline LP 3.800%, 9/15/30	712	762

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Shell International Finance B.V. 2.375%, 4/6/25	$ 218	$ 229
		3,741

Financials—11.1%
Avolon Holdings Funding Ltd.
144A 5.500%, 1/15/26(1)	417	473
144A 2.125%, 2/21/26(1)	649	646
144A 4.250%, 4/15/26(1)	272	295
Bank of America Corp. 2.087%, 6/14/29	296	298
BP Capital Markets America, Inc. 3.633%, 4/6/30	858	962
Charles Schwab Corp. (The) 4.000% (3)	510	532
Chubb INA Holdings, Inc. 1.375%, 9/15/30	599	570
Citigroup, Inc. 3.980%, 3/20/30	437	495
General Motors Financial Co., Inc.
2.750%, 6/20/25	673	709
3.600%, 6/21/30	644	697
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	707	705
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	296	311
Hyundai Capital America 144A 2.000%, 6/15/28(1)	345	342
JPMorgan Chase & Co.
3.207%, 4/1/23	318	325
0.824%, 6/1/25	412	411
1.578%, 4/22/27	505	508
Morgan Stanley
3.875%, 4/29/24	425	462
1.593%, 5/4/27	657	662
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	295	337
Old Republic International Corp. 3.850%, 6/11/51	346	367
Schlumberger Investment S.A. 2.650%, 6/26/30	592	622
State Street Corp. 2.200%, 3/3/31	542	546
Travelers Cos., Inc. (The)
4.050%, 3/7/48	351	429
2.550%, 4/27/50	268	259
Truist Bank 2.250%, 3/11/30	500	507
US Bank NA 2.050%, 1/21/25	500	522
		12,992

Health Care—2.2%
AbbVie, Inc. 4.250%, 11/21/49	514	616
Anthem, Inc.
1.500%, 3/15/26	680	688
3.600%, 3/15/51	407	447
Bristol-Myers Squibb Co. 4.250%, 10/26/49	124	156
	Par Value	Value

Health Care—continued
CommonSpirit Health 4.187%, 10/1/49	$ 182	$ 209
Danaher Corp. 2.600%, 10/1/50	484	463
		2,579

Industrials—3.9%
Boeing Co. (The)
3.625%, 2/1/31	677	728
5.805%, 5/1/50	840	1,131
Carrier Global Corp. 3.577%, 4/5/50	560	594
Dell International LLC 6.200%, 7/15/30	212	273
General Dynamics Corp. 4.250%, 4/1/50	78	100
General Electric Co. 4.350%, 5/1/50	287	347
Masco Corp. 1.500%, 2/15/28	342	334
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	625	694
United Parcel Service, Inc. 4.450%, 4/1/30	268	324
		4,525

Information Technology—2.7%
HP, Inc.
3.000%, 6/17/27(4)	349	374
3.400%, 6/17/30	465	498
Intel Corp. 3.100%, 2/15/60	268	274
Intuit, Inc. 0.950%, 7/15/25	484	485
NetApp, Inc.
1.875%, 6/22/25	249	256
2.700%, 6/22/30	822	858
Skyworks Solutions, Inc. 3.000%, 6/1/31	341	348
		3,093

Materials—2.4%
Amcor Flexibles North America, Inc. 2.630%, 6/19/30	177	181
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	575	796
LYB International Finance III LLC 3.625%, 4/1/51	219	231
Martin Marietta Materials, Inc. 2.400%, 7/15/31	536	537
Newmont Corp.
2.250%, 10/1/30	417	416
6.250%, 10/1/39	355	514
Packaging Corporation of America 4.050%, 12/15/49	150	176
		2,851

See Notes to Financial Statements

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Utilities—2.9%
Berkshire Hathaway Energy Co. 2.850%, 5/15/51	$ 489	$ 473
Boardwalk Pipelines LP 3.400%, 2/15/31	188	200
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	511	558
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	279	317
Dominion Energy, Inc. 3.375%, 4/1/30	415	452
Pacific Gas and Electric Co. 2.500%, 2/1/31	313	293
Southern Co. (The) 3.700%, 4/30/30	692	763
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	297	332
		3,388

Total Corporate Bonds and Notes (Identified Cost $36,515)		39,086

Total Long-Term Investments—99.0% (Identified Cost $111,729)		115,376

	Shares
Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)(6)	376,222	376
Total Securities Lending Collateral (Identified Cost $376)		376

TOTAL INVESTMENTS—99.3% (Identified Cost $112,105)		$115,752
Other assets and liabilities, net—0.7%		851
NET ASSETS—100.0%		$116,603
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $11,507 or 9.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	No contractual maturity date.
(4)	All or a portion of security is on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(6)	Represents security purchased with cash collateral received for securities on loan.

The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 4,882	$ —	$ 4,882
Corporate Bonds and Notes	39,086	—	39,086
Mortgage-Backed Securities	27,138	—	27,138
U.S. Government Securities	44,270	—	44,270
Securities Lending Collateral	376	376	—
Total Investments	$115,752	$376	$115,376
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—98.3%
Communication Services—8.6%
AT&T, Inc.
2.250%, 2/1/32	$ 772	$ 758
144A 3.500%, 9/15/53(1)	3,561	3,577
T-Mobile USA, Inc. 2.625%, 4/15/26	1,822	1,863
Verizon Communications, Inc.
0.750%, 3/22/24	650	653
4.125%, 3/16/27	2,253	2,566
ViacomCBS, Inc.
4.200%, 5/19/32	1,226	1,415
4.950%, 5/19/50(2)	1,189	1,501
		12,333

Consumer Discretionary—5.6%
BMW US Capital LLC 144A 3.150%, 4/18/24(1)	1,300	1,386
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,426	1,665
Ford Motor Co. 9.000%, 4/22/25	920	1,134
Marriott International, Inc. 3.500%, 10/15/32	3,573	3,796
		7,981

Consumer Staples—3.7%
Coca-Cola Co. (The) 1.000%, 3/15/28	1,392	1,349
Kroger Co. (The) 3.950%, 1/15/50	1,328	1,511
Mars, Inc. 144A 2.450%, 7/16/50(1)	2,624	2,436
		5,296

Energy—9.8%
Boardwalk Pipelines LP 4.450%, 7/15/27	1,873	2,113
EOG Resources, Inc. 4.950%, 4/15/50	2,407	3,203
HollyFrontier Corp. 4.500%, 10/1/30	1,845	1,973
Petroleos Mexicanos 6.875%, 8/4/26	2,251	2,460
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,362	2,276
Plains All American Pipeline LP 3.800%, 9/15/30	1,769	1,893
		13,918

Financials—31.8%
Ally Financial, Inc. 1.450%, 10/2/23	1,300	1,319
Avolon Holdings Funding Ltd.
144A 5.500%, 1/15/26(1)	2,989	3,390
144A 2.125%, 2/21/26(1)	1,093	1,089
Banque Federative du Credit Mutuel SA 144A 0.650%, 2/27/24(1)	1,300	1,296
BP Capital Markets America, Inc. 3.633%, 4/6/30	1,133	1,270
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The) 4.000% (3)	$1,724	$ 1,797
Credit Suisse Group AG 144A 1.305%, 2/2/27(1)	3,369	3,300
Ford Motor Credit Co. LLC 3.375%, 11/13/25	3,312	3,434
General Motors Financial Co., Inc.
2.750%, 6/20/25	2,285	2,406
3.600%, 6/21/30	1,510	1,635
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	2,651	2,644
Hyundai Capital America 144A 2.000%, 6/15/28(1)	1,503	1,490
JPMorgan Chase & Co. 1.578%, 4/22/27	2,311	2,323
Metropolitan Life Global Funding I 144A 3.600%, 1/11/24(1)	1,300	1,397
Morgan Stanley 1.593%, 5/4/27	2,683	2,702
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	2,497	2,856
Old Republic International Corp. 3.850%, 6/11/51	1,497	1,590
OneMain Finance Corp. 4.000%, 9/15/30	1,148	1,138
Schlumberger Investment S.A. 2.650%, 6/26/30	1,999	2,100
State Street Corp. 2.200%, 3/3/31	1,971	1,987
Truist Bank 2.250%, 3/11/30	970	984
UBS Group AG 144A 1.364%, 1/30/27(1)	3,313	3,290
		45,437

Health Care—2.7%
Anthem, Inc.
1.500%, 3/15/26	1,235	1,249
3.600%, 3/15/51	1,901	2,089
Danaher Corp. 2.600%, 10/1/50	580	555
		3,893

Industrials—15.2%
Boeing Co. (The)
3.625%, 2/1/31	2,196	2,362
5.805%, 5/1/50	1,420	1,912
Carrier Global Corp.
2.722%, 2/15/30	1,728	1,791
3.577%, 4/5/50	2,046	2,170
Dell International LLC 6.200%, 7/15/30	1,764	2,268
General Electric Co.
3.625%, 5/1/30	2,651	2,956
4.350%, 5/1/50	540	653
L3Harris Technologies, Inc. 3.850%, 12/15/26	2,617	2,935
Masco Corp. 1.500%, 2/15/28	1,363	1,331
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	$1,955	$ 2,169
2020-1, B 4.875%, 1/15/26	1,121	1,189
		21,736

Information Technology—4.4%
HP, Inc.
3.000%, 6/17/27(2)	1,642	1,758
3.400%, 6/17/30	1,118	1,198
Skyworks Solutions, Inc. 3.000%, 6/1/31	3,208	3,279
		6,235

Materials—6.5%
Amcor Flexibles North America, Inc. 2.630%, 6/19/30	1,214	1,241
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	678	938
LYB International Finance III LLC 3.625%, 4/1/51	1,511	1,595
Martin Marietta Materials, Inc. 2.400%, 7/15/31	2,080	2,082
Newmont Corp.
2.250%, 10/1/30	1,419	1,415
6.250%, 10/1/39	638	924
Packaging Corporation of America 4.050%, 12/15/49	943	1,108
		9,303

Utilities—10.0%
Berkshire Hathaway Energy Co. 2.850%, 5/15/51	1,535	1,485
Boardwalk Pipelines LP 3.400%, 2/15/31	1,758	1,866
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	2,563	2,799
Dominion Energy, Inc. 3.375%, 4/1/30	1,986	2,163
Pacific Gas and Electric Co. 2.500%, 2/1/31	1,446	1,356
Southern Co. (The) 2.950%, 7/1/23	1,300	1,356
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	2,860	3,196
		14,221

Total Corporate Bonds and Notes (Identified Cost $135,740)		140,353

Total Long-Term Investments—98.3% (Identified Cost $135,740)		140,353

	Shares	Value
Short-Term Investment—23.7%
Money Market Mutual Fund—23.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	33,907,458	$ 33,907
Total Short-Term Investment (Identified Cost $33,907)		33,907

Securities Lending Collateral—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)(5)	1,097,773	1,098
Total Securities Lending Collateral (Identified Cost $1,098)		1,098

TOTAL INVESTMENTS—122.8% (Identified Cost $170,745)		$175,358
Other assets and liabilities, net—(22.8)%		(32,547)
NET ASSETS—100.0%		$142,811

Abbreviations:
CDX.NA.HY	Credit Default Swap National Association High Yield
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $27,172 or 19.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	88%
Switzerland	4
Cayman Islands	2
Australia	2
Mexico	1
Luxembourg	1
Panama	1
Other	1
Total	100%
† % of total investments as of June 30, 2021.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Corporate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Centrally cleared credit default swap - buy protection(1) outstanding as of June 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.35 (3)	Quarterly	ICE	5.000%	12/20/25	$(7,060)	$(725)	$(575)	$—	$(150)
Total						$(725)	$(575)	$—	$(150)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$140,353	$ —	$140,353
Securities Lending Collateral	1,098	1,098	—
Money Market Mutual Fund	33,907	33,907	—
Total Assets	175,358	35,005	140,353
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(725)	—	(725)
Total Liabilities	(725)	—	(725)
Total Investments	$174,633	$35,005	$139,628
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.9%
Communication Services—1.0%
Audacy Capital Corp. 144A 6.500%, 5/1/27(1)	$2,265	$ 2,356
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,000	1,295
DISH DBS Corp. 7.375%, 7/1/28	3,000	3,228
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,993
iHeartCommunications, Inc. 8.375%, 5/1/27	4,900	5,249
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)	2,000	2,032
Meredith Corp. 6.875%, 2/1/26	1,606	1,670
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	2,000	2,008
Uniti Group LP 144A 4.750%, 4/15/28(1)	2,000	1,995
		21,826

Consumer Discretionary—1.1%
Ford Motor Co. 8.500%, 4/21/23	2,800	3,125
Ford Motor Credit Co. LLC
3.370%, 11/17/23	4,000	4,147
4.125%, 8/17/27	2,000	2,121
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	4,437	4,670
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	1,680	1,800
QVC, Inc. 4.750%, 2/15/27	3,000	3,181
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	2,880
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	3,232
		25,156

Financials—0.9%
Ahead DB Holdings LLC 144A 6.625%, 5/1/28(1)	2,000	2,069
AHP Health Partners, Inc. 144A 9.750%, 7/15/26(1)	3,784	4,071
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	1,800	1,764
Icahn Enterprises LP 144A 4.375%, 2/1/29(1)	2,000	1,990
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	4,826	4,850
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,000	2,002
Quicken Loans, Inc.
144A 5.250%, 1/15/28(1)	2,013	2,114
144A 3.875%, 3/1/31(1)	1,000	1,007
		19,867

Health Care—0.7%
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	4,502	4,410
	Par Value	Value

Health Care—continued
Encompass Health Corp. 4.500%, 2/1/28	$ 3,000	$ 3,112
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	2,000	2,085
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	3,650	3,869
3.150%, 10/1/26	1,400	1,332
		14,808

Industrials—0.1%
Griffon Corp. 5.750%, 3/1/28	2,000	2,125
Information Technology—0.8%
Alliance Data Systems Corp. 144A 4.750%, 12/15/24(1)	2,000	2,055
ams AG 144A 7.000%, 7/31/25(1)	3,000	3,233
Austin BidCo, Inc. 144A 7.125%, 12/15/28(1)	1,950	1,998
Dell International LLC 8.100%, 7/15/36	3,000	4,572
NCR Corp. 144A 5.125%, 4/15/29(1)	3,000	3,094
Sensata Technologies BV 144A 4.000%, 4/15/29(1)	3,000	3,045
		17,997

Materials—0.2%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	2,000	2,065
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,647
		4,712

Real Estate—0.1%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	2,018
Total Corporate Bonds and Notes (Identified Cost $106,448)		108,509

Leveraged Loans—91.0%
Aerospace—3.8%
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.500%, 4/20/28(2)	9,085	9,464
2017, Tranche B (1 month LIBOR + 2.000%) 2.096%, 4/28/23(2)	3,708	3,615
2017, Tranche B (1 month LIBOR + 2.000%) 2.073%, 12/14/23(2)	13,436	13,100
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(2)	5,500	5,470
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(2)	9,008	9,510
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.095% - 4.104%, 11/21/25(2)	7,390	7,304
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 3.647%, 4/6/26(2)	$ 3,585	$ 3,489
2020, Tranche B-2 (3 month LIBOR + 3.500%) 3.647%, 4/6/26(2)	1,927	1,876
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 4.500%, 1/22/25(2)	3,608	3,363
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(2)	4,395	4,690
Spirit AeroSystems, Inc. (1 month LIBOR + 5.250%) 6.000%, 1/15/25(2)	2,885	2,901
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.354%, 5/30/25(2)	9,466	9,325
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(2)	5,686	5,755
WP CPP Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.750%, 4/30/25(2)	4,577	4,481
		84,343

Chemicals—5.3%
Alpha 3 BV (3 month LIBOR + 2.500%) 3.000%, 3/18/28(2)	6,955	6,916
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(2)	2,658	2,665
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.500%, 8/27/26(2)	2,845	2,883
ASP Chromaflo Intermediate Holdings, Inc.
Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 11/20/23(2)	842	841
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 4.500%, 11/20/23(2)	1,085	1,084
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 2.650%, 3/4/28(2)	7,212	7,162
Consolidated Energy Finance S.A. (1 month LIBOR + 2.500%) 2.595%, 5/7/25(2)	9,605	9,313
Emerald Performance Materials LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.000%, 8/12/25(2)	4,539	4,545
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(2)	4,536	4,527
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 0.000%, 5/14/28(2)(3)	3,730	3,732
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.104%, 4/1/24(2)	26,205	25,892
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(2)	2,958	2,947
Minerals Technologies, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 2.251% - 3.000%, 2/14/24(2)	5,741	5,748
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 3.360%, 5/15/24(2)	3,785	3,758
	Par Value	Value

Chemicals—continued
New Arclin US Holding Corp. 2021 (1 month LIBOR + 4.000%) 5.000%, 2/28/26(2)	$2,503	$ 2,516
PQ Corp. (3 month LIBOR + 2.750%) 0.000%, 6/9/28(2)(3)	3,320	3,317
Sparta US Holdco LLC (3 month LIBOR + 3.500%) 0.000%, 4/28/28(2)(3)	2,305	2,306
Starfruit Finco B.V. (1 month LIBOR + 1.750%) 2.843% - 5.000%, 10/1/25(2)	6,966	6,909
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.604%, 5/3/28(2)	3,435	3,407
Tronox Finance LLC Tranche B, First Lien (1 month LIBOR + 2.500%) 2.604% - 2.647%, 3/10/28(2)	4,956	4,921
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 4.500%, 10/28/24(2)	3,363	3,276
Second Lien (3 month LIBOR + 8.250%) 9.250%, 10/27/25(2)	7,470	7,204
		115,869

Consumer Durables—0.8%
Herman Miller, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 6/29/28(2)(3)	1,700	1,698
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 0.000%, 7/2/25(2)(3)	3,765	3,692
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28(2)	3,232	3,224
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(2)	3,516	3,520
White Cap Buyer LLC (3 month LIBOR + 4.000%) 4.500%, 10/19/27(2)	4,543	4,548
		16,682

Consumer Non-Durables—1.0%
ABG Intermediate Holdings 2 LLC
2021 (1 month LIBOR + 3.250%) 4.000%, 9/27/24(2)	4,947	4,941
First Lien (3 month LIBOR + 5.250%) 6.250%, 9/27/24(2)	2,814	2,814
Conair Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.250%, 5/17/28(2)	4,305	4,314
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 2.331%, 4/7/25(2)	3,139	3,018
Energizer Holdings, Inc. (1 month LIBOR + 2.250%) 2.750%, 12/22/27(2)	2,693	2,684
New Trojan Parent, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 1/6/28(2)	2,395	2,382
Prestige Brands, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 6/9/28(2)(3)	1,660	1,661
		21,814

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—1.5%
AL NGPL Holdings LLC (3 month LIBOR + 3.750%) 4.750%, 4/14/28(2)	$ 3,290	$ 3,311
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.854%, 11/3/25(2)	6,553	6,420
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24(2)	7,810	7,729
BCP Renaissance Parent LLC (3 month LIBOR + 3.500%) 4.500%, 10/31/24(2)	2,992	2,935
Blackbrush Oil & Gas LP PIK Interest Capitalization (3 month LIBOR + 5.000%) 6.000%, 9/3/25(2)(4)	4,755	4,755
Lower Cadence Holdings LLC (1 month LIBOR + 4.000%) 4.104%, 5/22/26(2)	4,480	4,446
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(2)	3,935	3,948
		33,544

Financial—5.7%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/15/27(2)	2,388	2,360
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.000%, 4/3/24(2)	3,235	2,719
AmWINS Group, Inc. (1 month LIBOR + 2.250%) 3.000%, 2/19/28(2)	3,667	3,642
Aretec Group, Inc. First Lien (1 month LIBOR + 4.250%) 4.354%, 10/1/25(2)	12,713	12,662
Asurion LLC
Tranche B3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(2)	10,530	10,605
Tranche B-8 (1 month LIBOR + 3.250%) 3.343%, 12/23/26	27,164	26,841
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(2)	3,741	3,697
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.604%, 2/2/28(2)	8,678	8,582
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(2)(5)	4,204	841
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 3.854%, 3/1/28(2)	7,385	7,366
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 3.360%, 12/22/23(2)	7,165	7,146
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.500%) 2.647%, 2/1/27(2)	3,875	3,820
HighTower Holding LLC (3 month LIBOR + 4.000%) 4.750%, 4/21/28(2)	2,632	2,635
Jane Street Group LLC (1 month LIBOR + 2.750%) 2.854%, 1/26/28(2)	9,841	9,788
Nexus Buyer LLC (1 month LIBOR + 3.750%) 3.841%, 11/9/26(2)	3,972	3,961
	Par Value	Value

Financial—continued
Orion Advisor Solutions, Inc. (3 month LIBOR + 3.750%) 4.500%, 9/24/27(2)	$6,174	$ 6,177
Russell Investments US Institutional Holdco, Inc. 2025 (3 month LIBOR + 3.500%) 4.500%, 5/30/25(2)	3,000	2,980
VFH Parent LLC (1 month LIBOR + 3.000%) 3.093%, 3/1/26(2)	7,546	7,513
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(2)(3)	1,730	1,734
		125,069

Food / Tobacco—2.4%
Blue Ribbon LLC Tranche B (3 month LIBOR + 6.000%) 6.750%, 5/8/28(2)	2,251	2,218
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 4/5/28(2)	2,860	2,871
Evergreen AcqCo 1 LP (3 month LIBOR + 5.750%) 6.500%, 4/21/28(2)	3,870	3,901
IRB Holding Corp. (3 month LIBOR + 3.250%) 4.250%, 12/15/27(2)	4,229	4,226
K- MAC Holdings Corp. Second Lien (3 month LIBOR + 6.750%) 0.000%, 6/18/29(2)(3)	830	834
K-Mac Holdings Corp. (3 month LIBOR + 3.500%) 0.000%, 6/23/28(2)(3)	2,495	2,500
Milk Specialties Co. (3 month LIBOR + 4.000%) 5.000%, 8/18/25(2)	4,160	4,150
Panera Bread Co. (1 month LIBOR + 2.250%) 2.375%, 7/18/22(2)	5,219	5,108
Quirch Foods Holdings LLC (3 month LIBOR + 5.250%) 5.750% - 6.250%, 10/27/27(2)	4,975	4,987
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(2)	5,715	5,707
UTZ Quality Foods LLC 2021 (1 month LIBOR + 3.000%) 3.104%, 1/20/28(2)	3,182	3,177
Whole Earth Brands, Inc. (3 month LIBOR + 4.500%) 5.500%, 2/2/28(2)	6,980	6,936
Woof Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 12/21/27(2)	4,648	4,644
Second Lien (3 month LIBOR + 7.250%) 8.000%, 12/21/28(2)	500	505
		51,764

Food and Drug—0.2%
United Natural Foods, Inc. First Lien (1 month LIBOR + 3.500%) 3.604%, 10/22/25(2)	3,908	3,909
Forest Prod / Containers—2.1%
Anchor Packaging LLC (1 month LIBOR + 4.000%) 4.104%, 7/18/26(2)	2,784	2,787
Berlin Packaging LLC Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28(2)	4,860	4,835

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 3.750%, 8/4/27(2)	$ 8,735	$ 8,722
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26(2)	2,793	2,807
Logoplaste Parent S.a.r.l. (3 month LIBOR + 4.250%) 0.000%, 4/21/28(2)(3)	3,705	3,719
Pregis Topco LLC (1 month LIBOR + 4.000%) 4.500%, 7/31/26(2)	6,350	6,350
Pregis TopCo LLC First Lien (1 month LIBOR + 4.000%) 4.104%, 7/31/26(2)	2,673	2,670
Reynolds Group Holdings, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 3.354%, 2/5/26(2)	4,134	4,105
Schweitzer-Mauduit International, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 1/27/28(2)	3,420	3,369
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 4.000%) 4.750%, 2/4/28(2)	2,828	2,837
TricorBraun, Inc.
(3 month LIBOR + 3.250%) 3.250% - 3.750%, 3/3/28(2)	26	26
(6 month LIBOR + 3.250%) 3.750%, 3/3/28(2)	3,457	3,430
		45,657

Gaming / Leisure—3.5%
Aimbridge Acquisition Co., Inc. 2020 (1 month LIBOR + 4.750%) 5.500%, 2/2/26(2)	2,055	2,053
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(2)	11,645	11,539
Tranche B-1 (1 month LIBOR + 4.500%) 4.604%, 7/21/25(2)	11,811	11,840
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 6/30/25(2)(3)	1,615	1,652
Enterprise Development Authority Tranche B (3 month LIBOR + 4.250%) 5.000%, 2/18/28(2)	1,985	1,990
Everi Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/30/28(2)(3)	3,165	3,161
Everi Payments, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 5/9/24(2)	7,693	7,674
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23(2)	5,868	5,821
Hilton Grand Vacations Borrower LLC First Lien (3 month LIBOR + 3.250%) 0.000%, 5/19/28(2)(3)	3,695	3,696
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(2)	6,013	5,774
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.854%, 3/13/28(2)	8,429	8,386
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(2)	$6,092	$ 6,046
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(2)	6,317	6,240
		75,872

Healthcare—8.2%
ADMI Corp. (3 month LIBOR + 3.750%) 0.000%, 12/23/27(2)(3)	2,700	2,695
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.500%, 1/5/26(2)	4,106	4,096
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25(2)	8,781	8,792
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 3.625%, 5/4/25(2)	7,518	7,367
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(2)	3,816	3,821
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.410%, 2/11/26(2)	6,306	6,320
Avantor Funding, Inc. Tranche B-4 (1 month LIBOR + 2.250%) 3.250%, 11/8/27(2)	3,333	3,332
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.104%, 6/2/25(2)	4,805	4,783
Bioscrip, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 8/6/26(2)	4,010	4,009
Cano Health LLC (3 month LIBOR + 4.500%) 5.250%, 11/23/27(2)	3,701	3,703
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24(2)	7,848	7,837
Endo Luxembourg Finance Co. S.a.r.l. 2021 (3 month LIBOR + 5.000%) 5.750%, 3/27/28(2)	2,541	2,448
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(2)	5,696	5,709
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22(2)	5,086	5,089
HCA, Inc. (3 month LIBOR + 1.750%) 0.000%, 6/23/28(2)(3)	2,910	2,915
ICON Luxembourg S.a.r.l.
Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/16/28(2)(3)	7,045	7,055
Tranche B-1 (3 month LIBOR + 2.500%) 0.000%, 6/16/28(2)(3)	1,755	1,758
ImageFirst Holdings LLC (3 month LIBOR + 4.500%) 5.250%, 4/27/28(2)	2,013	2,008
Indivior Finance S.a.r.l. (3 month LIBOR + 4.500%) 5.500%, 6/6/26(2)	3,910	3,822
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(2)	2,985	2,987
Kindred Healthcare LLC Tranche B (1 month LIBOR + 4.500%) 4.625%, 7/2/25(2)	8,801	8,779

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.854%, 11/17/25(2)	$3,565	$ 3,555
Medrisk, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 5/10/28(2)	3,190	3,189
Midwest Physician Administrative Services LLC First Lien (3 month LIBOR + 3.250%) 4.000%, 3/12/28(2)	4,229	4,216
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%) 3.750%, 6/7/23(2)	8,945	8,919
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	4,267	4,272
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	134	135
Onex TSG Intermediate Corp. (3 month LIBOR + 4.750%) 5.500%, 2/28/28(2)	2,930	2,946
Organon & Co. (3 month LIBOR + 3.000%) 3.500%, 6/2/28(2)	7,450	7,455
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(2)	5,820	5,823
Paragis LLC (1 month LIBOR + 4.750%) 5.250%, 10/6/21(2)	2,000	1,980
Parexel International Corp. (3 month LIBOR + 2.750%) 2.854%, 9/27/24(2)	3,512	3,490
PetIQ, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 4/13/28(2)	4,705	4,658
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.500%) 0.000%, 6/20/26(2)(3)	3,320	3,320
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28(2)	3,990	3,983
RPI Intermediate Finance Trust Tranche B-1 (1 month LIBOR + 1.750%) 1.854%, 2/11/27(2)	5,119	5,091
RXB Holdings, Inc. First Lien (6 month LIBOR + 5.250%) 6.000%, 12/17/27(2)	3,970	3,975
SCP Eye Care Services LLC (3 month LIBOR + 4.500%) 5.250%, 3/15/28(2)	2,766	2,762
Signify Health LLC (3 month LIBOR + 3.250%) 0.000%, 6/16/28(2)(3)	3,035	3,030
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(2)	4,125	4,106
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(2)	4,938	4,955
		181,185

Housing—4.0%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(2)	4,477	4,473
ACProducts Holdings, Inc. (6 month LIBOR + 4.250%) 4.750%, 5/17/28(2)	5,450	5,419
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.500%) 2.604%, 5/19/28(2)	2,643	2,627
	Par Value	Value

Housing—continued
Brookfield Property REIT, Inc.
Tranche A-2 (1 month LIBOR + 3.000%) 3.104%, 8/28/23(2)	$ 6,572	$ 6,499
Tranche B (1 month LIBOR + 2.500%) 2.604%, 8/27/25(2)	13,417	13,081
Core & Main LP Tranche B (3 month LIBOR + 2.500%) 0.000%, 6/9/28(2)(3)	2,495	2,478
Cushman & Wakefield US Borrower LLC (1 month LIBOR + 2.750%) 2.854%, 8/21/25(2)	11,151	11,042
Foundation Building Materials, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 1/31/28(2)	5,485	5,446
Hillman Group, Inc. (The) Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 2/24/28(2)(3)	2,677	2,669
Hunter Fan Co. (3 month LIBOR + 5.000%) 5.750%, 5/8/28(2)	3,365	3,366
Illuminate Merger Sub Corp.
(3 month LIBOR + 3.500%) 0.000%, 6/30/28(2)(3)	1,665	1,657
Second Lien (3 month LIBOR + 0.000%) 0.000%, 6/29/29(2)(3)	1,250	1,237
LBM Acquisition LLC
First Lien (3 month LIBOR + 3.750%) 4.500%, 12/17/27(2)	4,317	4,284
First Lien (3 month LIBOR + 3.750%) 1.000% - 4.500%, 12/17/27(2)	640	636
Mannington Mills, Inc. (3 month LIBOR + 3.750%) 0.000%, 8/6/26(2)(3)	1,535	1,533
Osmose Utilities Services, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 6/16/28(2)	2,660	2,647
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(2)(3)	3,610	3,579
Re/Max LLC Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/24/28(2)(3)	1,250	1,247
Realogy Group LLC Tranche A (1 month LIBOR + 1.750%) 2.093%, 2/8/23(2)	8,300	8,241
TAMKO Building Products, Inc. (3 month LIBOR + 3.000%) 0.000%, 5/29/26(2)	3,491	3,480
U.S. Concrete, Inc. Tranche B (3 month LIBOR + 3.000%) 0.000%, 5/26/28(2)(3)	2,405	2,405
		88,046

Information Technology—13.6%
Ahead DB Holdings LLC Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/18/27(2)	3,700	3,704
Allegro MicroSystems, Inc. (3 month LIBOR + 3.750%) 4.250%, 9/24/27(2)	290	289
Apttus Corporation (3 month LIBOR + 4.250%) 5.000%, 5/8/28(2)	3,955	3,972
Atlas Purchaser, Inc.
First Lien (3 month LIBOR + 5.250%) 6.000%, 5/6/28(2)	2,800	2,744
Second Lien (3 month LIBOR + 9.000%) 9.750%, 5/7/29(2)	825	817

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Avaya, Inc. Tranche B-1 (1 month LIBOR + 4.250%) 4.323%, 12/15/27(2)	$7,933	$7,955
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 3.896%, 2/12/25(2)	4,246	4,254
Brave Parent Holdings, Inc. (1 month LIBOR + 4.000%) 4.104%, 4/18/25(2)	4,205	4,197
Brooks Automation, Inc. Tranche B (3 month LIBOR + 2.500%) 2.710%, 10/4/24(2)	2,229	2,207
Castle US Holding Corp.
(3 month LIBOR + 3.750%) 0.000%, 1/29/27(2)(3)	130	128
Tranche B-2 (3 month LIBOR + 4.000%) 4.750%, 1/31/27(2)	3,992	3,952
Cloudera, Inc. (1 month LIBOR + 2.500%) 3.250%, 12/22/27(2)	3,347	3,343
CommerceHub, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 12/29/27(2)	3,975	3,985
ConvergeOne Holdings, Inc. First Lien (1 month LIBOR + 5.000%) 5.104%, 1/5/26(2)	6,377	6,298
CoreLogic, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 6/4/28(2)(3)	7,690	7,663
Cornerstone OnDemand, Inc. 2021, Tranche B (1 month LIBOR + 3.250%) 3.341%, 4/22/27(2)	3,121	3,118
DCert Buyer, Inc.
First Lien (1 month LIBOR + 4.000%) 4.104%, 10/16/26(2)	4,086	4,087
Second Lien (1 month LIBOR + 7.000%) 7.104%, 2/19/29(2)	3,625	3,650
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25(2)	8,397	8,393
E2Open LLC (3 month LIBOR + 3.500%) 4.000%, 2/4/28(2)	4,525	4,525
EAB Global, Inc. (3 month LIBOR + 3.750%) 0.000%, 6/28/28(2)(3)	2,500	2,494
Endurance International Group Holdings, Inc. (3 month LIBOR + 3.500%) 4.250%, 2/10/28(2)	3,800	3,779
Ensono LP First Lien (6 month LIBOR + 4.000%) 4.750%, 5/19/28(2)	3,065	3,068
Gigamon, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/27/24(2)	7,249	7,256
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(2)	5,267	5,276
IDERA, Inc. (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	3,626	3,624
Internap Holding LLC PIK Interest Capitalization (3 month LIBOR + 6.500%) 7.500%, 5/8/25(2)(6)	455	227
Ivanti Software, Inc.
(3 month LIBOR + 4.000%) 4.750%, 12/1/27(2)	2,673	2,654
First Lien (3 month LIBOR + 4.750%) 5.750%, 12/1/27(2)	3,082	3,083
LI Group Holdings, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 3/11/28(2)	3,184	3,184
	Par Value	Value

Information Technology—continued
Liftoff Mobile, Inc. (3 month LIBOR + 3.500%) 4.250%, 2/17/28(2)	$3,913	$3,905
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 4.827%, 8/31/27(2)	8,803	8,786
MA Financeco LLC
Tranche B-3 (1 month LIBOR + 2.750%) 2.854%, 6/21/24(2)	911	899
Tranche B-4 (3 month LIBOR + 4.250%) 5.250%, 6/5/25(2)	6,722	6,800
Macom Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%) 2.354%, 5/17/24(2)	1,217	1,210
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 0.000%, 5/3/28(2)(3)	5,170	5,165
Magnite, Inc. (3 month LIBOR + 5.000%) 5.750%, 4/1/28(2)	2,465	2,453
Marcel Lux IV S.a.r.l. (1 month LIBOR + 4.000%) 4.750%, 12/31/27(2)	1,005	1,002
Mavenir Systems, Inc. (3 month LIBOR + 6.000%) 7.000%, 5/8/25(2)	7,446	7,439
Maverick Bidco, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 5/18/28(2)	2,885	2,883
McAfee LLC
Second Lien (3 month LIBOR + 8.250%) 0.000%, 5/3/29(2)(3)	2,000	1,975
Tranche B (1 month LIBOR + 3.750%) 3.846%, 9/30/24(2)	8,035	8,033
Mermaid Bidco, Inc. Tranche B (3 month LIBOR + 4.250%) 5.000%, 12/22/27(2)	4,233	4,233
N-Able, Inc. Tranche B (3 month LIBOR + 3.000%) 0.000%, 4/17/28(2)(3)	2,265	2,259
Planview Parent, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 12/17/27(2)	3,542	3,546
Polaris Newco LLC First Lien (3 month LIBOR + 4.000%) 4.500%, 6/2/28(2)	3,850	3,859
Precisely Software, Inc. First Lien (3 month LIBOR + 4.250%) 5.000%, 4/23/28(2)	5,725	5,714
Project Boost Purchaser LLC 2021, Tranche 2, First Lien (3 month LIBOR + 3.500%) 0.000%, 5/30/26(2)(3)	2,000	1,996
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(2)	4,100	4,086
Proofpoint, Inc. (3 month LIBOR + 3.250%) 0.000%, 6/9/28(2)(3)	2,825	2,808
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 2/15/28(2)	7,731	7,685
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28(2)	3,935	3,921
Redstone Holdco 2 LP
First Lien (3 month LIBOR + 4.750%) 5.500%, 4/27/28(2)	2,156	2,149
Second Lien (3 month LIBOR + 7.750%) 8.500%, 4/16/29(2)	1,487	1,459

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 3.354%, 5/30/25(2)	$3,231	$ 3,195
Sabre GLBL, Inc. 2020 (1 month LIBOR + 4.000%) 4.750%, 12/17/27(2)	2,587	2,600
Salient CRGT, Inc. (3 month LIBOR + 6.500%) 7.500%, 2/28/22(2)	4,630	4,578
Seattle Escrow Borrower LLC (1 month LIBOR + 2.750%) 2.854%, 6/21/24(2)	6,151	6,074
Smartbear Software, Inc. First Lien (3 month LIBOR + 4.250%) 0.000%, 3/3/28(2)	3,914	3,922
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.854%, 2/5/24(2)	6,669	6,575
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 3.628%, 3/5/27(2)	5,659	5,619
Symplr Software, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 12/22/27(2)	2,708	2,709
Tech Data Corp.
(1 month LIBOR + 3.500%) 3.604%, 6/30/25(2)	7,308	7,314
(1 month LIBOR + 5.500%) 5.593%, 6/30/25(2)	6,722	6,739
Tenable Holdings, Inc. Tranche B (3 month LIBOR + 2.750%) 0.000%, 6/28/28(2)(3)	2,665	2,658
TIBCO Software, Inc. Tranche B-3 (1 month LIBOR + 3.750%) 3.860%, 6/30/26(2)	2,852	2,842
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/24/28(2)	3,077	3,076
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(2)	5,830	5,833
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(2)	250	254
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25(2)	8,775	8,782
Valkyr Purchaser LLC (3 month LIBOR + 4.000%) 4.750%, 11/5/27(2)	3,192	3,187
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28(2)	5,071	5,086
Vocus Group Ltd. First Lien (3 month LIBOR + 3.500%) 0.000%, 5/26/28(2)(3)	2,650	2,650
Xperi Holding Corp. Tranche B (1 month LIBOR + 4.000%) 0.000%, (2)(3)	6,630	6,612
		298,496

Manufacturing—2.5%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(2)	3,582	3,585
American Trailer World Corp. First Lien (1 month LIBOR + 3.750%) 4.500%, 3/3/28(2)	5,235	5,225
	Par Value	Value

Manufacturing—continued
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.500%, 6/30/24(2)	$4,103	$ 3,425
Canada Goose, Inc. 2021 (3 month LIBOR + 3.500%) 4.250%, 10/7/27(2)	4,047	4,059
Cimpress plc Tranche B-1 (1 month LIBOR + 3.500%) 4.000%, 5/17/28(2)	2,490	2,480
Clark Equipment Co. (3 month LIBOR + 2.250%) 2.397%, 5/18/24(2)	3,940	3,932
Columbus McKinnon Corp. (3 month LIBOR + 2.750%) 3.250%, 5/14/28(2)	1,880	1,878
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27(2)	2,222	2,216
Madison IAQ LLC (3 month LIBOR + 3.250%) 3.750%, 6/21/28(2)	3,740	3,740
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27(2)	2,869	2,869
Plaskolite PPC Intermediate II LLC 2021 (3 month LIBOR + 4.000%) 4.750%, 12/15/25(2)	2,424	2,432
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.104%, 10/1/25(2)	7,659	7,567
Tiger Acquisition LLC First Lien (3 month LIBOR + 3.250%) 3.750%, 6/1/28(2)	2,155	2,149
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28(2)	3,553	3,552
VM Consolidated, Inc. (3 month LIBOR + 3.250%) 3.397%, 3/24/28(2)	4,810	4,793
		53,902

Media / Telecom - Broadcasting—1.9%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26(2)	2,620	1,569
Entercom Media Corp. Tranche B-2 (3 month LIBOR + 2.500%) 0.000%, 11/18/24(2)(3)	3,652	3,612
Gogo Intermediate Holdings LLC (3 month LIBOR + 3.750%) 4.500%, 4/30/28(2)	3,460	3,451
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 2.592%, 1/2/26(2)	9,769	9,716
Hubbard Radio LLC (3 month LIBOR + 4.250%) 5.250%, 3/28/25(2)	5,102	5,047
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 4.750%, 5/1/26(2)	2,741	2,741
LCPR Loan Financing LLC 2021 (1 month LIBOR + 3.750%) 3.823%, 10/16/28(2)	5,500	5,503
Mission Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.604%, 5/26/28(2)	1,660	1,650
Nexstar Broadcasting, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 2.345%, 1/17/24(2)	2,667	2,656
Quincy Newspapers, Inc. Tranche B (1 month LIBOR + 3.000%) 4.000% - 5.250%, 11/2/22(2)	2,208	2,203

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 3/16/26(2)(3)	$ 2,600	$ 2,603
		40,751

Media / Telecom - Cable/Wireless Video—3.3%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 1.860%, 2/1/27(2)	6,589	6,540
Coral-US Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.354%, 1/31/28(2)	5,706	5,613
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.323%, 7/17/25(2)	10,253	10,099
2019 (1 month LIBOR + 2.500%) 2.573%, 4/15/27(2)	3,202	3,169
Intelsat Jackson Holdings S.A. Tranche B-3 (3 month PRIME + 4.750%) 8.000%, 11/27/23(2)(7)	16,345	16,576
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(2)	5,730	5,732
Telesat Canada Tranche B-5 (1 month LIBOR + 2.750%) 2.860%, 12/6/26(2)	2,300	2,156
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.573%, 1/31/28(2)	11,730	11,619
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 8/18/23(2)	5,296	5,279
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.573%, 4/30/28(2)	6,740	6,665
		73,448

Media / Telecom - Diversified Media—5.0%
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/1/24(2)	5,527	5,494
Applovin Corp. (1 month LIBOR + 3.250%) 3.354%, 8/15/25(2)	4,480	4,472
Arches Buyer, Inc. (1 month LIBOR + 3.250%) 3.750%, 12/6/27(2)	2,687	2,678
Cambium Learning Group, Inc. First Lien (3 month LIBOR + 4.500%) 4.647%, 12/18/25(2)	3,172	3,187
CD&R Artemis UK Bidco Ltd. Tranche B (6 month LIBOR + 6.000%) 6.193%, 5/11/27(2)	2,476	2,476
Cengage Learning, Inc. Tranche B (3 month LIBOR + 5.000%) 0.000%, 6/29/26(2)(3)	1,300	1,301
Constant Contact, Inc. First Lien (6 month LIBOR + 4.000%) 4.750%, 2/10/28(2)	4,032	4,022
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 6.000%) 9.500%, 9/25/24(2)(5)(8)(9)	4,279	—
	Par Value	Value

Media / Telecom - Diversified Media—continued
Digital Media Solutions LLC (1 month LIBOR + 5.000%) 5.750%, 5/25/26(2)	$ 2,815	$ 2,789
E.W. Scripps Co. (The) Tranche B-2 (1 month LIBOR + 2.563%) 3.313%, 5/1/26(2)	2,837	2,825
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%) 5.750%, 11/3/23(2)	6,274	5,603
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 1.854%, 3/22/23(2)	8,537	8,398
Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/24/25(2)	12,704	12,622
Meredith Corp. Tranche B-3 (3 month LIBOR + 4.250%) 5.250%, 1/31/25(2)	9,163	9,357
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 4.750%, 9/13/24(2)	4,207	4,213
First Lien (1 month LIBOR + 3.500%) 3.604%, 9/13/24(2)	9,434	9,384
Second Lien (1 month LIBOR + 6.250%) 6.345%, 2/23/29(2)	2,565	2,602
Nielsen Consumer, Inc. Tranche B-1 (1 month LIBOR + 4.000%) 4.080%, 3/6/28(2)	3,990	3,994
Recorded Books, Inc. 2021 (1 month LIBOR + 4.000%) 4.080%, 8/29/25(2)	1,600	1,601
RR Donnelley & Sons Co. Tranche B (3 month LIBOR + 5.000%) 0.000%, 1/15/24(2)(3)	1,548	1,545
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.073%, 1/31/29(2)	1,800	1,787
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.860%, 5/18/25(2)	20,084	19,683
		110,033

Media / Telecom - Telecommunications—5.9%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 2.934%, 7/15/25(2)	7,347	7,215
2017 (3 month LIBOR + 2.750%) 2.900%, 1/31/26(2)	13,140	12,893
Cablevision Lightpath LLC (1 month LIBOR + 3.250%) 3.750%, 11/30/27(2)	3,060	3,060
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(2)	7,496	7,389
Cincinnati Bell, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 10/2/24(2)	15,514	15,488
Connect US Finco LLC (1 month LIBOR + 3.500%) 4.500%, 12/11/26(2)	8,522	8,528
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(2)	2,499	2,502
Frontier Communications Co. Tranche B (1 month LIBOR + 3.750%) 4.500%, 5/1/28(2)	3,794	3,794

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(2)	$ 8,986	$ 8,843
MetroNet Systems Holdings LLC 2021, First Lien (3 month LIBOR + 3.750%) 4.500%, 6/2/28(2)	3,505	3,503
Neustar, Inc. Tranche B-4, First Lien (3 month LIBOR + 3.500%) 4.500%, 8/8/24(2)	6,939	6,759
Numericable U.S. LLC
Tranche B-12 (3 month LIBOR + 3.688%) 3.871%, 1/31/26(2)	19,937	19,752
Tranche B-13 (3 month LIBOR + 4.000%) 4.156%, 8/14/26(2)	16,784	16,739
Windstream Services LLC (1 month LIBOR + 6.250%) 7.250%, 9/21/27(2)	4,811	4,819
Zacapa LLC (3 month LIBOR + 4.500%) 4.703%, 7/2/25(2)	7,953	7,967
		129,251

Media / Telecom - Wireless Communications—0.8%
CCI Buyer, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 12/17/27(2)	6,284	6,291
Crown Subsea Communications Holding, Inc. (3 month LIBOR + 5.000%) 5.750%, 4/27/27(2)	4,028	4,051
Iridium Satellite LLC Tranche B-1 (1 month LIBOR + 2.750%) 3.750%, 11/4/26(2)	3,649	3,652
Orbcomm, Inc. Tranche B (3 month LIBOR + 4.250%) 0.000%, 6/17/28(2)(3)	3,300	3,292
		17,286

Metals / Minerals—0.9%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/18/28(2)	4,965	4,955
Consol Energy, Inc. Tranche B (1 month LIBOR + 4.500%) 4.610%, 9/27/24(2)	5,659	5,316
GrafTech Finance, Inc. (1 month LIBOR + 3.000%) 3.500%, 2/12/25(2)	5,495	5,493
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 4.250%) 5.000%, 10/17/25(2)	3,754	3,740
U.S. Silica Co. (1 month LIBOR + 4.000%) 4.125%, 5/1/23(2)	562	519
		20,023

Retail—3.3%
Academy Ltd. (3 month LIBOR + 3.750%) 4.500%, 11/5/27(2)	4,050	4,064
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 0.750%) 1.500%, 8/19/22(2)(5)	2,496	97
Belk, Inc.
First Lien (3 month LIBOR + 7.500%) 8.500%, 7/31/25(2)	4,375	4,372
Second Lien 13.000%, 7/31/25	6,966	5,353
	Par Value	Value

Retail—continued
Birkenstock US Bidco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.250%, 4/28/28(2)	$ 4,115	$ 4,113
Burlington Coat Factory Warehouse Corp. Tranche B-6 (3 month LIBOR + 2.000%) 0.000%, 6/26/28(2)(3)	2,490	2,480
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(2)	3,197	3,197
CWGS Group LLC Tranche B (1 month LIBOR + 2.500%) 3.250%, 6/23/28(2)	5,985	5,929
DEI Sales Inc First Lien (1 month LIBOR + 5.500%) 5.604%, 4/23/28(2)	4,200	4,147
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28(2)	6,339	6,354
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 0.000%, (2)(5)(8)	3,733	9
Jo-Ann Stores LLC
(3 month LIBOR + 5.000%) 6.000%, 10/20/23(2)	4,665	4,658
Tranche B (3 month LIBOR + 5.000%) 0.000%, 6/30/28(2)(3)	4,545	4,522
Penney Borrower LLC (1 month LIBOR + 8.500%) 9.500%, 12/7/26(2)	123	120
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(2)	6,484	6,469
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	4,790	4,791
Rent-A-Center, Inc. (1 month LIBOR + 4.000%) 4.750%, 2/17/28(2)	3,790	3,791
Rising Tide Holdings, Inc.
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/1/28(2)	2,070	2,071
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/1/29(2)	1,655	1,651
Tory Burch LLC Tranche B (1 month LIBOR + 3.500%) 4.000%, 4/17/28(2)	3,310	3,298
Victoria’s Secret & Co. Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/30/28(2)(3)	1,700	1,683
		73,169

Service—10.1%
Adtalem Global Education, Inc.
Tranche B (1 month LIBOR + 3.000%) 3.104%, 4/11/25(2)	3,447	3,439
Tranche B, First Lien (3 month LIBOR + 4.500%) 0.000%, 2/14/28(3)	10,605	10,576
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(2)	3,940	3,922
American Public Education, Inc. (3 month LIBOR + 6.000%) 0.000%, 3/29/27(2)(3)	3,210	3,202
American Residential Services LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 10/15/27(2)	2,179	2,174
Apx Group, Inc. (3 month PRIME + 4.000%) 7.250%, 12/31/25(2)	4,925	4,932

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Array Technologies, Inc. (3 month LIBOR + 3.250%) 3.750%, 10/14/27(2)	$ 2,766	$ 2,698
Ascend Learning LLC
(1 month LIBOR + 3.000%) 4.000%, 7/12/24(2)	6,525	6,519
(1 month LIBOR + 3.750%) 4.750%, 7/12/24(2)	1,891	1,891
Belfor Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 4/6/26(2)	4,489	4,483
Camelot US Acquisition I Co. (1 month LIBOR + 3.000%) 4.000%, 10/30/26(2)	5,084	5,084
Conservice Midco LLC First Lien (1 month LIBOR + 4.250%) 4.354%, 5/13/27(2)	3,523	3,516
DG Investment Intermediate Holdings 2, Inc.
First Lien (1 month LIBOR + 3.750%) 4.500%, 3/31/28(2)	2,080	2,086
First Lien (1 month LIBOR + 3.750%) 0.000%, 3/31/28(2)	—	—
First Lien (1 month LIBOR + 3.750%) 3.750% - 4.500%, 3/31/28(2)	331	332
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.345%, 2/6/26(2)	3,291	3,274
Evercommerce, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/14/28(2)(3)	4,070	4,075
Exela Intermediate LLC 2018 (1 month LIBOR + 6.500%) 7.500%, 7/12/23(2)	6,318	4,222
GFL Environmental, Inc. 2020 (1 month LIBOR + 3.000%) 3.500%, 5/30/25(2)	3,181	3,182
GI Consilio Parent LLC First Lien (1 month LIBOR + 4.000%) 4.500%, 4/30/28(2)	2,965	2,959
Gopher Resource LLC (3 month LIBOR + 3.250%) 0.000%, 3/6/25(2)(3)	2,404	2,131
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	4,389	4,451
Guidehouse LLP (1 month LIBOR + 4.000%) 4.104%, 5/1/25(2)	12,646	12,662
Harsco Corp. (1 month LIBOR + 2.250%) 2.750%, 3/10/28(2)	5,030	4,994
Holding Socotec (3 month LIBOR + 4.250%) 0.000%, 5/5/28(2)(3)	3,305	3,305
Inmar, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 5/1/24(2)	556	555
Lakeland Tours LLC PIK Interest Capitalization First Lien (3 month LIBOR + 3.250) 13.250%, 9/27/27(2)(9)	85	46
Maximus, Inc. Tranche B (3 month LIBOR + 2.000%) 2.500%, 5/28/28(2)	2,570	2,568
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.095%, 9/20/26(2)	6,493	6,509
National Intergovernmental Purchasing Alliance Co. First Lien (3 month LIBOR + 3.500%) 3.647%, 5/23/25(2)	3,364	3,333
Nuvei Technologies Corp. 0.000%, (2)(3)	2,825	2,836
	Par Value	Value

Service—continued
Oravel Stays Singapore Pte Ltd (3 month LIBOR + 8.250%) 0.000%, 6/4/26(2)(3)	$ 1,660	$ 1,681
Packers Holding LLC (6 month LIBOR + 3.250%) 4.000%, 3/9/28(2)	2,269	2,256
PAE, Inc. First Lien (1 month LIBOR + 4.500%) 5.250%, 10/19/27(2)	5,229	5,233
Paysafe Holdings US Corp. Tranche B1 (3 month LIBOR + 2.750%) 0.000%, 6/28/28(2)(3)	3,610	3,587
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(2)	11,327	11,350
Pitney Bowes, Inc. Tranche B (1 month LIBOR + 4.000%) 4.110%, 3/17/28(2)	2,938	2,933
PODS LLC (3 month LIBOR + 3.000%) 3.750%, 3/31/28(2)	3,162	3,154
Prime Security Services Borrower LLC 2021, Tranche B-1 (1 month LIBOR + 2.750%) 3.500%, 9/23/26(2)	5,776	5,770
Priority Holdings LLC (3 month LIBOR + 5.750%) 6.750%, 4/21/27(2)	2,827	2,774
Red Ventures LLC
Tranche B-2 (1 month LIBOR + 2.500%) 2.593%, 11/8/24(2)	1,538	1,517
Tranche B-3, First Lien (1 month LIBOR + 3.500%) 4.250%, 11/8/24(2)	2,567	2,560
Refficiency Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 12/10/27(2)	3,167	3,167
Signal Parent, Inc. (1 month LIBOR + 3.500%) 4.250%, 4/3/28(2)	4,340	4,259
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/4/28(2)	3,536	3,537
St. George’s University Scholastic Services LLC
(3 month LIBOR + 3.250%) 3.350%, 7/17/25(2)	2,507	2,506
Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(2)(3)	3,120	3,112
Summer BC Bidco B LLC 0.000%, 12/4/26(2)(3)	3,950	3,947
Titan AcquisitionCo New Zealand Ltd. 2020 (3 month LIBOR + 4.000%) 0.000%, 5/1/26(2)(3)	2,992	2,982
Travelport Finance (Luxembourg) S.a.r.l. First Lien (3 month LIBOR + 5.000%) 5.147%, 5/29/26(2)	3,425	3,119
Travelport Finance (Luxembourg) S.a.r.l. PIK Interest Capitalization (3 month LIBOR + 8.000%) 9.000%, 2/28/25(2)(10)	4,327	4,533
TTF Holdings LLC (3 month LIBOR + 4.250%) 5.000%, 3/31/28(2)	3,500	3,491
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 4.000%) 5.000%, 5/21/26(2)	8,886	8,897
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27(2)	2,985	2,986
WIN Waste Innovations Holdings, Inc. (3 month LIBOR + 2.750%) 3.250%, 3/25/28(2)	7,805	7,785
WW International, Inc. (1 month LIBOR + 3.500%) 4.000%, 4/13/28(2)	5,005	5,018

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Zoominfo LLC (1 month LIBOR + 3.000%) 3.104%, 2/2/26(2)	$ 4,486	$ 4,482
		222,592

Transportation - Automotive—2.8%
Adient US LLC Tranche B-1 (1 month LIBOR + 3.500%) 3.604%, 4/10/28(2)	6,055	6,053
Autokiniton US Holdings, Inc. Tranche B 5.000%, 4/6/28(2)	7,500	7,556
Belron Finance US LLC Tranche B (3 month LIBOR + 2.750%) 3.250%, 4/13/28(2)	2,468	2,463
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 0.000%, 4/30/26(3)	2,818	2,790
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24(2)	10,184	10,184
ILPEA Parent, Inc. (1 month LIBOR + 4.500%) 5.250%, 6/22/28(2)	3,334	3,309
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.600%, 11/6/24(2)	5,002	5,003
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(2)	2,888	2,892
RVR Dealership Holdings LLC (3 month LIBOR + 4.000%) 4.750%, 2/8/28(2)	3,990	4,000
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 4.104%, 5/22/24(2)	7,319	7,288
TI Group Automotive Systems LLC 2021, Tranche B (3 month LIBOR + 3.250%) 3.750%, 12/16/26(2)	2,207	2,213
Wabash National Corp. (1 month LIBOR + 3.250%) 4.000%, 9/28/27(2)	5,395	5,388
Wheel Pros, Inc. First Lien (1 month LIBOR + 4.500%) 5.250%, 5/11/28(2)	2,140	2,145
		61,284

Transportation - Land Transportation—0.8%
Daseke Cos., Inc. (3 month LIBOR + 4.000%) 4.750%, 3/9/28(2)	7,980	7,963
LaserShip, Inc.
First Lien (6 month LIBOR + 4.500%) 5.250%, 4/30/28(2)	5,150	5,144
Second Lien (6 month LIBOR + 7.500%) 8.250%, 4/30/29(2)	1,650	1,646
Savage Enterprises LLC Tranche B, First Lien (1 month LIBOR + 3.000%) 3.110%, 8/1/25(2)	3,472	3,470
		18,223

Utility—1.6%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(2)	6,019	5,957
Calpine Corp.
2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26(2)	1,385	1,366
2020 (1 month LIBOR + 2.500%) 2.610%, 12/16/27(2)	2,985	2,963
	Par Value	Value

Utility—continued
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 4.750%, 10/2/25(2)	$8,249	$ 7,351
Granite Generation LLC (1 month LIBOR + 3.750%) 4.750%, 11/9/26(2)	7,036	6,852
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.000%) 3.104%, 8/28/25(2)	3,709	3,649
Longview Power LLC (3 month LIBOR + 10.000%) 11.500%, 7/30/25(2)	1,536	1,506
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 3.854%, 7/8/26(2)	4,898	4,503
		34,147

Total Leveraged Loans (Identified Cost $2,004,482)		1,996,359

	Shares
Preferred Stock—0.3%
Energy—0.3%
Blackbrush Oil & Gas PIK, 0.000%(8)(9)	14,098	5,823
Total Preferred Stock (Identified Cost $4,075)		5,823

Common Stocks—0.8%
Communication Services—0.0%
Desg Holdings, Inc.(8)	475,758	—
Consumer Discretionary—0.0%
Belk, Inc.(8)	1,562	39
Earnout Trust Certificates(8)	2,376	17
JCPenney Propco(8)	17,816	329
Wayne Services Legacy, Inc. (8)	2,073	—
		385

Energy—0.4%
Blackbrush Oil & Gas(8)	437,150	—
FTS International, Inc. Class A(11)	186,928	5,288
Summit Midstream Partners LP(11)	108,293	3,290
Sunshine Oil & Gas, Inc.(8)	120,539	241
		8,819

Financials—0.3%
TRU Topco Units(8)	1,866	6,439
Information Technology—0.0%
Internap Holding LLC(8)	681,392	102
Real Estate—0.1%
Hill Street Properties(8)	85,002	2,040

See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

Utilities—0.0%
Longview Intermediate Holdings LLC(8)	350,306	$ 701
Total Common Stocks (Identified Cost $18,821)		18,486

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(8)(11)	410,667	483
Total Rights (Identified Cost $554)		483

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(11)	144,733	—
Total Warrant (Identified Cost $1)		—

	Par Value
Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Liberty Interactive LLC 4.000%, 11/15/29	$8,000	6,120
Total Convertible Bonds and Notes (Identified Cost $6,378)		6,120

Total Long-Term Investments—97.3% (Identified Cost $2,140,759)		2,135,780

	Shares
Short-Term Investment—6.1%
Money Market Mutual Fund—6.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	134,836,622	134,837
Total Short-Term Investment (Identified Cost $134,837)		134,837

TOTAL INVESTMENTS—103.4% (Identified Cost $2,275,596)		$2,270,617
Other assets and liabilities, net—(3.4)%		(75,703)
NET ASSETS—100.0%		$2,194,914
Abbreviations:
DB	Deutsche Bank AG
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $70,778 or 3.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(4)	75% of the income received was in cash and 25% was in PIK.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	27% of the income received was in cash and 73% was in PIK.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	100% of the income received was in PIK.
(10)	28% of the income received was in cash and 72% was in PIK.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Luxembourg	3
France	2
Netherlands	1
United Kingdom	1
Total	100%
† % of total investments as of June 30, 2021.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
As of June 30, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Constant Contact, Inc., (4 month LIBOR + 0.000%) 3.750%, 2/10/28	$ 1,083	$ 1,080	$ 1,080	$ —(1)
DG Investment Intermediate Holdings 2, Inc., (1 month LIBOR + 3.750%) 4.320%, 3/31/28	105	104	105	1
HighTower Holding LLC, (4 month LIBOR + 1.875%) 1.875%, 4/21/28	658	658	659	1
Hillman Group, Inc. (The), (3 month LIBOR + 0.000%) 1.000%, 2/24/28	543	542	542	— (1)
ImageFirst Holdings LLC, (3 month LIBOR + 0.000%) 4.500%, 4/27/28	457	455	456	1
LBM Acquisition LLC, (3 month LIBOR + 3.750%) 4.500%, 12/17/27	320	319	318	(1)
MetroNet Systems Holdings LLC, (3 month LIBOR + 3.750%) 4.500%, 6/02/28	390	389	389	— (1)
National Mentor Holdings, Inc., (3 month LIBOR + 3.750%) 3.750%, 3/02/28	198	198	198	— (1)
Priority Holdings LLC, (3 month LIBOR + 1.000%) 1.000%, 4/21/27	2,733	2,726	2,682	(44)
Redstone Holdco 2 LP, (3 month LIBOR + 0.500%) 0.500%, 4/27/28	844	844	841	(3)
Refficiency Holdings LLC, (3 month LIBOR + 4.000%) 4.000%, 12/10/27	612	613	612	(1)
RSA Security, Inc., (3 month LIBOR + 0.000%) 7.750%, 4/16/29	853	838	836	(2)
SCP Eye Care Services LLC, (3 month LIBOR + 4.500%) 4.500%, 3/15/28	479	479	479	— (1)
TricorBraun, Inc., (3 month LIBOR + 3.250%) 3.267%, 3/03/28	752	750	746	(4)
U.S. Silica Co., (1 month LIBOR + 4.000%) 4.125%, 5/01/23	1,688	1,633	1,558	(75)
Total	$11,715	$11,628	$11,501	$(127)

(1)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 108,509	$ —	$ 108,509	$ —
Leveraged Loans	1,996,359	—	1,996,350	9 (1)
Convertible Bonds and Notes	6,120	—	6,120	—
Equity Securities:
Rights	483	—	—	483
Common Stocks	18,486	8,578	—	9,908 (1)
Warrant	—	—	—	—
Preferred Stock	5,823	—	—	5,823
Money Market Mutual Fund	134,837	134,837	—	—
Total Investments	$2,270,617	$143,415	$2,110,979	$16,223

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $7,049 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Fund with an end of period value of $493 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Leveraged Loans	Common Stocks	Preferred Stock	Rights
Investments in Securities
Balance as of December 31, 2020:	$ 27,579	$ 3,992(a)	$ 11,962 (a)	$ 9,502(a)	$ 2,123 (a)	$ —
Accrued discount/(premium)	25	5	20	—	—	—
Realized gain (loss)	(51,095)	13	16	(51,124)	—	—
Change in unrealized appreciation (depreciation)(b)	56,401	426	250	52,025	3,700	—
Purchases	9,067	—	174	8,893	— (C)	—
Sales (d)	(19,198)	(4,436)	(5,374)	(9,388)	—	—
Transfers into Level 3(e)	493	—	10	—	—	483
Transfers from Level 3(e)	(7,049)	—	(7,049)	—	—	—
Balance as of June 30, 2021	$ 16,223	$ —	$ 9(a)	$ 9,908(a)	$ 5,823	$ 483
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2021, was $56,466.
(C) Amount is less than $500.
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of June 30, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2021:
Investments in Securities – Assets	Ending Balance at June 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas	$5,823	Market and Company Comparables	EV Multiples	5.03x (3.48x - 6.57x)
			Illiquidity Discount	15%
Common Stocks:
Blackbrush Oil & Gas	$ —	Market and Company Comparables	EV Multiples	5.03x (3.48x - 6.57x)
			Illiquidity Discount	15%
TRU Topco	$6,439	Market and Company Comparables	EV Multiples	9.50x (4.23x - 19.44x)
				10.40x (7.36x - 14.19x)
			Precedent Transaction Multiples	9.50x (7.56x - 12.27x)
			Illiquidity Discount	20%
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.7%
Alabama—3.6%
Jefferson County,
Sales Tax Revenue 5.000%, 9/15/33	$1,000	$ 1,221
Sales Tax Revenue 5.000%, 9/15/35	1,000	1,221
		2,442

Arizona—1.4%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 1/1/28	750	943
California—22.7%
California Infrastructure & Economic Development Bank Revenue 5.000%, 10/1/48	2,000	2,499
California, State of,
General Obligation 5.000%, 9/1/30	1,000	1,008
General Obligation 5.000%, 9/1/41	1,000	1,319
California State Public Works Board
5.000%, 2/1/32	1,500	2,034
5.000%, 8/1/35	1,000	1,295
Port of Oakland
5.000%, 5/1/28	1,500	1,884
5.000%, 5/1/29	1,500	1,922
San Diego County Regional Transportation Commission Revenue
5.000%, 4/1/41	300	399
5.000%, 4/1/45	750	983
San Diego Redevelopment Agency Successor Agency
Sales Tax Revenue 5.000%, 9/1/28	500	587
Sales Tax Revenue 5.000%, 9/1/29	405	475
San Mateo Foster, City of, Public Financing Authority Revenue
4.000%, 5/1/45	500	580
4.000%, 5/1/48	500	579
		15,564

Colorado—5.2%
E-470 Public Highway Authority
Toll Highway Revenue 5.000%, 9/1/35	800	1,044
Toll Highway Revenue 5.000%, 9/1/36	1,000	1,301
Regional Transportation District, Sales Tax Revenue 5.000%, 1/15/28	1,000	1,242
		3,587

Connecticut—4.6%
Connecticut, State of,
Sales Tax Revenue 5.000%, 10/1/27	985	1,242
	Par Value	Value

Connecticut—continued
Sales Tax Revenue 5.000%, 5/1/37	$1,500	$ 1,952
		3,194

District of Columbia—1.8%
District of Columbia, General Obligation 5.000%, 6/1/31	1,000	1,226
Florida—1.8%
Collier County, Water-Sewer District Revenue 5.000%, 7/1/33	1,000	1,214
Idaho—1.3%
Idaho Housing & Finance Association
4.000%, 7/15/38	250	303
4.000%, 7/15/39	500	605
		908

Illinois—3.5%
Chicago O’Hare International Airport Revenue, Senior Lien 4.000%, 1/1/35	1,000	1,192
Illinois Finance Authority Revenue 5.000%, 7/1/28	1,000	1,236
		2,428

Maryland—6.9%
Maryland, State of, General Obligation 5.000%, 3/15/31	1,500	1,893
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	2,320	2,883
		4,776

Minnesota—1.7%
Minnesota, State of, General Obligation, Series 2015-A 5.000%, 8/1/29	1,000	1,184
New York—2.6%
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	1,000	1,120
Port Authority of New York & New Jersey 5.000%, 10/15/33	500	651
		1,771

Oregon—1.8%
Portland, Port of, Airport Revenue 5.000%, 7/1/47	1,000	1,209
Pennsylvania—3.0%
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania 4.000%, 8/15/42	1,800	2,063
See Notes to Financial Statements

Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Tennessee—3.7%
Chattanooga Health Educational & Housing Facility Board 5.000%, 8/1/30	$1,010	$ 1,297
Tennessee, State of, General Obligation 5.000%, 9/1/30	1,000	1,254
		2,551

Texas—14.0%
Arlington Higher Education Finance Corp., Life School Revenue (PSF-GTD Insured) (Pre-Refunded 8/15/24 @ 100) 5.000%, 8/15/39	1,000	1,143
Fort Worth, City of, Water & Sewer System Revenue 5.000%, 2/15/30	1,000	1,256
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/32	750	949
Texas Water Development Board Implementation Revenue 5.000%, 10/15/31	5,000	6,273
		9,621

Washington—12.4%
Energy Northwest Revenue
5.000%, 7/1/33	2,000	2,473
5.000%, 7/1/34	2,000	2,351
Washington Health Care Facilities Authority 5.000%, 8/1/44	940	1,168
Washington, State of, General Obligation 5.000%, 8/1/29	2,000	2,498
		8,490

Wisconsin—2.7%
City of Milwaukee General Obligation 5.000%, 4/1/27	1,505	1,859
Total Municipal Bonds (Identified Cost $61,992)		65,030

Total Long-Term Investments—94.7% (Identified Cost $61,992)		65,030

	Shares	Value
Short-Term Investment—14.5%
Money Market Mutual Fund—14.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	9,976,548	$ 9,977
Total Short-Term Investment (Identified Cost $9,977)		9,977

TOTAL INVESTMENTS—109.2% (Identified Cost $71,969)		$75,007
Other assets and liabilities, net—(9.2)%		(6,313)
NET ASSETS—100.0%		$68,694

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At June 30, 2021, 5.4% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$65,030	$ —	$65,030
Money Market Mutual Fund	9,977	9,977	—
Total Investments	$75,007	$9,977	$65,030
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.0%
Communication Services—10.7%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$ 820	$ 893
Audacy Capital Corp. 144A 6.500%, 5/1/27(1)(2)	675	702
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,070	1,123
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	1,095	1,115
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	1,040	1,119
CSC Holdings LLC 144A 4.625%, 12/1/30(1)	590	579
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,930	1,897
DISH DBS Corp.
7.750%, 7/1/26	1,470	1,665
7.375%, 7/1/28	516	555
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,060	1,096
144A 6.750%, 5/1/29(1)	595	633
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	1,410	1,405
iHeartCommunications, Inc. 8.375%, 5/1/27	2,155	2,309
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	1,405	1,463
Northwest Fiber LLC 144A 6.000%, 2/15/28(1)	1,135	1,137
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	560	558
SeaWorld Parks & Entertainment, Inc.
144A 8.750%, 5/1/25(1)	500	542
144A 9.500%, 8/1/25(1)	525	563
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	1,135	1,139
Spanish Broadcasting System, Inc. 144A 9.750%, 3/1/26(1)	700	707
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	820	882
Uniti Group LP
144A 4.750%, 4/15/28(1)	580	579
144A 6.500%, 2/15/29(1)	1,150	1,153
Univision Communications, Inc. 144A 9.500%, 5/1/25(1)	515	568
		24,382

Consumer Discretionary—21.7%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	1,664	1,690
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(1)	160	160
144A 7.125%, 7/15/29(1)	190	192
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	1,085	1,115
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	1,660	1,846
Carnival Corp. 144A 9.875%, 8/1/27(1)	1,855	2,166
Carvana Co.
144A 5.625%, 10/1/25(1)	1,120	1,163
	Par Value	Value

Consumer Discretionary—continued
144A 5.500%, 4/15/27(1)	$ 385	$ 398
Cedar Fair LP 5.250%, 7/15/29	965	994
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	875	915
Ford Motor Co. 9.000%, 4/22/25	1,320	1,627
Ford Motor Credit Co. LLC 5.125%, 6/16/25	2,005	2,208
Golden Nugget, Inc. 144A 6.750%, 10/15/24(1)	1,135	1,147
Guitar Center, Inc. 144A 8.500%, 1/15/26(1)(2)	625	669
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	565	578
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,595
L Brands, Inc.
6.950%, 3/1/33	480	583
6.750%, 7/1/36	560	701
144A 9.375%, 7/1/25(1)	1,765	2,281
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	1,096	1,143
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	53	53
Liberty Interactive LLC 8.250%, 2/1/30	1,970	2,252
Marriott Ownership Resorts, Inc.
6.500%, 9/15/26	630	654
4.750%, 1/15/28	2,215	2,270
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,520	1,611
Nordstrom, Inc. 4.375%, 4/1/30(2)	880	917
Patrick Industries, Inc. 144A 4.750%, 5/1/29(1)	600	596
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	440	440
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	530	584
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	662	709
144A 5.750%, 4/15/26(1)	1,627	1,797
QVC, Inc. 5.450%, 8/15/34	2,180	2,270
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	1,665	1,788
RHP Hotel Properties LP 4.750%, 10/15/27	950	976
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)	960	1,093
Shea Homes LP
144A 4.750%, 2/15/28(1)	1,140	1,167
144A 4.750%, 4/1/29(1)	1,075	1,104
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	2,040	1,958
Sonic Automotive, Inc. 6.125%, 3/15/27	1,089	1,137
Travel + Leisure Co.
144A 6.625%, 7/31/26(1)	600	680
144A 4.625%, 3/1/30(1)	555	572
White Cap Buyer LLC 144A 6.875%, 10/15/28(1)	530	567
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	$1,050	$ 1,131
		49,497

Consumer Staples—2.4%
Coty, Inc. 144A 5.000%, 4/15/26(1)	802	813
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	857
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,080	1,115
Vector Group Ltd.
144A 10.500%, 11/1/26(1)	1,285	1,364
144A 5.750%, 2/1/29(1)	1,162	1,184
		5,333

Energy—16.1%
Antero Midstream Partners LP 144A 7.875%, 5/15/26(1)	438	490
Antero Resources Corp.
5.000%, 3/1/25	555	568
144A 8.375%, 7/15/26(1)	505	574
144A 7.625%, 2/1/29(1)	515	572
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	225	235
144A 8.250%, 12/31/28(1)	1,075	1,182
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,655	1,742
Callon Petroleum Co.
6.375%, 7/1/26	350	335
144A 8.000%, 8/1/28(1)	475	480
ChampionX Corp. 6.375%, 5/1/26	877	919
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,275	1,345
Comstock Resources, Inc.
144A 7.500%, 5/15/25(1)	560	581
144A 5.875%, 1/15/30(1)	131	134
CrownRock LP
144A 5.625%, 10/15/25(1)	550	569
144A 5.000%, 5/1/29(1)	538	565
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	175	185
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	1,100	1,177
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	940
EQM Midstream Partners LP
6.500%, 7/15/48	445	476
144A 6.500%, 7/1/27(1)	635	708
EQT Corp. 8.500%, 2/1/30	570	743
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,455	1,546
144A 6.000%, 2/1/31(1)	531	563
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	1,145	1,181
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	644	676
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	1,830	1,873
	Par Value	Value

Energy—continued
144A 6.500%, 9/30/26(1)	$ 595	$ 608
Occidental Petroleum Corp.
5.875%, 9/1/25	1,060	1,179
5.500%, 12/1/25	640	707
5.550%, 3/15/26	775	856
7.500%, 5/1/31	190	239
7.875%, 9/15/31	185	238
6.450%, 9/15/36	1,463	1,749
Oceaneering International, Inc.
4.650%, 11/15/24	670	675
6.000%, 2/1/28	640	645
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	470	491
PDC Energy, Inc. 5.750%, 5/15/26	540	564
Petroleos Mexicanos
6.875%, 8/4/26	1,050	1,148
144A 6.875%, 10/16/25(1)	530	587
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	250	258
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	1,083
144A 7.500%, 7/15/38(1)	415	459
SM Energy Co. 6.500%, 7/15/28	566	582
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	645	706
Talos Production, Inc. 12.000%, 1/15/26	623	663
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	470	487
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	776	783
USA Compression Partners LP 6.875%, 4/1/26	655	686
Western Midstream Operating LP 6.500%, 2/1/50	705	816
		36,568

Financials—19.3%
Ahead DB Holdings LLC 144A 6.625%, 5/1/28(1)	580	600
AHP Health Partners, Inc.
144A 9.750%, 7/15/26(1)	1,480	1,592
144A 5.750%, 7/15/29(1)	20	20
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	750	735
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	3,480	3,867
AssuredPartners, Inc. 144A 7.000%, 8/15/25(1)	1,380	1,409
Cimpress plc 144A 7.000%, 6/15/26(1)	2,727	2,875
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,081	1,124
Credit Acceptance Corp. 144A 5.125%, 12/31/24(1)	670	694
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	835	920
Freedom Mortgage Corp.
144A 8.250%, 4/15/25(1)	224	234
144A 7.625%, 5/1/26(1)	1,270	1,322

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 6.625%, 1/15/27(1)	$ 340	$ 342
GTCR AP Finance, Inc. 144A 8.000%, 5/15/27(1)	535	570
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	571	573
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	116	118
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	500	508
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	113	113
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	2,285	2,282
Markel Corp. 6.000% (3)	1,615	1,805
MGIC Investment Corp. 5.250%, 8/15/28	1,620	1,717
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	560	586
144A 5.625%, 1/15/30(1)	555	557
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)(2)	781	785
Nationstar Mortgage Holdings, Inc. 144A 6.000%, 1/15/27(1)	2,300	2,384
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,420	2,422
NFP Corp. 144A 6.875%, 8/15/28(1)	1,090	1,148
OneMain Finance Corp. 6.875%, 3/15/25	1,876	2,117
Park River Holdings, Inc. 144A 6.750%, 8/1/29(1)	575	582
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	644	678
144A 4.250%, 2/15/29(1)	965	930
Petrobras Global Finance B.V. 5.500%, 6/10/51	415	415
Radian Group, Inc. 4.500%, 10/1/24	840	900
Terrier Media Buyer, Inc. 144A 8.875%, 12/15/27(1)	1,015	1,098
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	543	549
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	770	797
144A 5.500%, 4/15/29(1)	1,490	1,490
Victors Merger Corp. 144A 6.375%, 5/15/29(1)	690	695
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	585	582
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	720	731
Windstream Escrow LLC 144A 7.750%, 8/15/28(1)	1,050	1,082
		43,948

Health Care—5.1%
CHS/Community Health Systems, Inc. 144A 8.000%, 3/15/26(1)	520	560
DaVita, Inc. 144A 4.625%, 6/1/30(1)	775	797
	Par Value	Value

Health Care—continued
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	$1,195	$ 1,171
Endo Dac
144A 9.500%, 7/31/27(1)(2)	305	311
144A 6.000%, 6/30/28(1)	800	539
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	700	686
Owens & Minor, Inc. 144A 4.500%, 3/31/29(1)	895	920
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,464	1,497
Tenet Healthcare Corp.
6.875%, 11/15/31	516	586
144A 6.125%, 10/1/28(1)	1,085	1,156
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	515	546
7.125%, 1/31/25	1,015	1,119
3.150%, 10/1/26	1,200	1,141
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	485	543
		11,572

Industrials—8.9%
Advantage Sales & Marketing, Inc. 144A 6.500%, 11/15/28(1)	520	547
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	710	891
144A 5.500%, 4/20/26(1)	1,750	1,853
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	322	320
Arcosa, Inc. 144A 4.375%, 4/15/29(1)	785	799
Bombardier, Inc. 144A 7.500%, 3/15/25(1)(2)	1,110	1,141
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	57	58
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	1,134	1,194
Danaos Corp. 144A 8.500%, 3/1/28(1)	435	477
Deluxe Corp. 144A 8.000%, 6/1/29(1)	570	618
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	1,124	1,134
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	900	891
Great Lakes Dredge & Dock Corp. 144A 5.250%, 6/1/29(1)	54	56
HC2 Holdings, Inc. 144A 8.500%, 2/1/26(1)	585	582
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	1,125	1,141
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	613
Park River Holdings, Inc. 144A 5.625%, 2/1/29(1)	1,730	1,682
Rolls-Royce plc 144A 5.750%, 10/15/27(1)	520	573
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	362	410
Terex Corp. 144A 5.000%, 5/15/29(1)	215	224

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
TMS International Corp. 144A 6.250%, 4/15/29(1)	$ 70	$ 74
TransDigm UK Holdings plc 6.875%, 5/15/26	1,140	1,203
TransDigm, Inc. 5.500%, 11/15/27	545	568
Uber Technologies, Inc. 144A 6.250%, 1/15/28(1)	1,050	1,130
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	1,200	1,240
Wabash National Corp. 144A 5.500%, 10/1/25(1)	700	714
		20,133

Information Technology—6.0%
Alliance Data Systems Corp. 144A 7.000%, 1/15/26(1)	2,105	2,255
Austin BidCo, Inc. 144A 7.125%, 12/15/28(1)	890	912
CommScope, Inc. 144A 8.250%, 3/1/27(1)	1,465	1,566
Dell International LLC
8.350%, 7/15/46	360	589
144A 7.125%, 6/15/24(1)	1,090	1,118
Elastic N.V. 144A 4.125%, 7/15/29(1)	450	450
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	27	27
NCR Corp.
144A 5.000%, 10/1/28(1)	1,138	1,177
144A 5.125%, 4/15/29(1)	1,135	1,171
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	89	88
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	771	917
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	590	619
Seagate HDD Cayman 5.750%, 12/1/34	516	593
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,065	1,085
144A 6.500%, 7/15/28(1)	1,045	1,114
		13,681

Materials—2.7%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	354
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	970	1,137
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	520	560
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	155	155
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	995	1,053
Summit Materials LLC 144A 5.125%, 6/1/25(1)	1,070	1,079
SunCoke Energy, Inc. 144A 4.875%, 6/30/29(1)	265	265
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	110	112
	Par Value	Value

Materials—continued
United States Steel Corp.
6.250%, 3/15/26(2)	$ 573	$ 591
6.875%, 3/1/29	830	888
		6,194

Real Estate—1.9%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,662	1,747
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	1,205	1,216
Realogy Group LLC 144A 9.375%, 4/1/27(1)	265	295
Uniti Group LP 144A 7.125%, 12/15/24(1)	540	558
XHR LP 144A 4.875%, 6/1/29(1)	552	570
		4,386

Utilities—0.2%
Leeward Renewable Energy Operations LLC 144A 4.250%, 7/1/29(1)	450	456
Total Corporate Bonds and Notes (Identified Cost $208,748)		216,150

Leveraged Loans—2.0%
Aerospace—1.0%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	2,200	2,347
Energy—0.7%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.850%, 11/3/25(4)	759	743
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24(4)	758	750
		1,493

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 3.250%, 6/30/22(4)(5)	289	58
Information Technology—0.3%
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.850%, 2/5/24(4)	600	592
Total Leveraged Loans (Identified Cost $4,599)		4,490

See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—0.0%
Consumer Discretionary—0.0%
Qurate Retail, Inc., 8.000%	500	$54
Total Preferred Stock (Identified Cost $51)		54

Common Stock—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	159	1
Total Common Stock (Identified Cost $1)		1

Warrants—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	3,898	— (7)
SandRidge Energy, Inc.(6)	1,641	— (7)
		— (7)

Total Warrants (Identified Cost $—)		— (7)

	Par Value
Convertible Bonds and Notes—0.8%
Communication Services—0.7%
Cable One, Inc. 144A 1.125%, 3/15/28(1)	$140	143
DISH Network Corp. 3.375%, 8/15/26	585	597
Liberty Interactive LLC 4.000%, 11/15/29	705	539
Twitter, Inc. 144A 0.000%, 3/15/26(1)	385	367
		1,646

Consumer Discretionary—0.1%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	150	166
Real Estate—0.0%
Realogy Group LLC 144A 0.250%, 6/15/26(1)	14	14
Total Convertible Bonds and Notes (Identified Cost $1,765)		1,826

Total Long-Term Investments—97.8% (Identified Cost $215,164)		222,521

	Shares	Value
Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	3,673,656	$ 3,674
Total Short-Term Investment (Identified Cost $3,674)		3,674

Securities Lending Collateral—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)(9)	3,919,132	3,919
Total Securities Lending Collateral (Identified Cost $3,919)		3,919

TOTAL INVESTMENTS—101.1% (Identified Cost $222,757)		$230,114
Other assets and liabilities, net—(1.1)%		(2,417)
NET ASSETS—100.0%		$227,697

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $166,311 or 73.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Non-income producing.
(7)	Amount is less than $500.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Represents security purchased with cash collateral received for securities on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
United States	88%
Netherlands	3
Canada	2
Luxembourg	2
Cayman Islands	1
Mexico	1
Ireland	1
Other	2
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$216,150	$ —	$216,150
Leveraged Loans	4,490	—	4,490
Convertible Bonds and Notes	1,826	—	1,826
Equity Securities:
Common Stock	1	1	—
Warrants	— (1)	— (1)	—
Preferred Stock	54	54	—
Securities Lending Collateral	3,919	3,919	—
Money Market Mutual Fund	3,674	3,674	—
Total Investments	$230,114	$7,648	$222,466

(1)	Amount is less than $500.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—92.4%
Communication Services—16.4%
Altice France S.A. 144A 8.125%, 2/1/27(1)	$1,535	$ 1,672
Audacy Capital Corp. 144A 6.500%, 5/1/27(1)(2)	1,210	1,258
C&W Senior Financing DAC 144A 7.500%, 10/15/26(1)	1,490	1,565
Cable One, Inc. 144A 4.000%, 11/15/30(1)	3,051	3,062
Cablevision Lightpath LLC 144A 5.625%, 9/15/28(1)	2,040	2,078
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	2,255	2,426
CSC Holdings LLC
144A 6.500%, 2/1/29(1)	1,260	1,396
144A 4.625%, 12/1/30(1)	1,175	1,153
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	4,372	2,831
DISH DBS Corp.
5.875%, 11/15/24	2,584	2,775
7.750%, 7/1/26	2,926	3,314
7.375%, 7/1/28	1,025	1,103
Frontier Communications Holdings LLC 144A 5.000%, 5/1/28(1)	1,990	2,057
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	4,583	4,567
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,313	1,380
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	2,153	2,251
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,925	3,152
Level 3 Financing, Inc. 5.375%, 5/1/25	755	771
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	2,755	2,869
144A 3.750%, 1/15/28(1)	1,090	1,095
Lumen Technologies, Inc.
6.750%, 12/1/23	1,850	2,052
144A 4.000%, 2/15/27(1)	3,125	3,188
Nexstar Broadcasting, Inc. 144A 4.750%, 11/1/28(1)	3,899	4,006
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	975	1,056
Sinclair Television Group, Inc.
144A 5.125%, 2/15/27(1)	2,180	2,188
144A 4.125%, 12/1/30(1)	1,115	1,095
Spanish Broadcasting System, Inc. 144A 9.750%, 3/1/26(1)	830	838
Sprint Communications, Inc. 9.250%, 4/15/22	280	298
Sprint Corp.
7.875%, 9/15/23	2,990	3,397
7.625%, 2/15/25	3,540	4,206
TEGNA, Inc.
4.625%, 3/15/28	3,575	3,709
5.000%, 9/15/29	435	455
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	1,630	1,754
Uniti Group LP 144A 4.750%, 4/15/28(1)	1,950	1,945
	Par Value	Value
Communication Services—continued
Univision Communications, Inc. 144A 9.500%, 5/1/25(1)	$1,985	$ 2,188
		75,150

Consumer Discretionary—17.4%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	3,291	3,342
Ambience Merger Sub, Inc. 144A 4.875%, 7/15/28(1)	319	320
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	2,165	2,225
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	1,025	1,086
Carnival Corp. 144A 9.875%, 8/1/27(1)	3,692	4,310
Century Communities, Inc.
5.875%, 7/15/25	990	1,024
6.750%, 6/1/27	1,165	1,236
Crocs, Inc. 144A 4.250%, 3/15/29(1)	1,620	1,652
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	1,722	1,800
Ford Motor Co. 9.000%, 4/22/25	3,085	3,803
Ford Motor Credit Co. LLC 5.125%, 6/16/25	3,257	3,587
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,111	1,136
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	2,525	2,658
L Brands, Inc.
6.950%, 3/1/33	963	1,170
6.750%, 7/1/36	705	883
144A 9.375%, 7/1/25(1)	3,320	4,291
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	1,952	2,035
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	107	108
Liberty Interactive LLC 8.250%, 2/1/30	3,570	4,081
Marriott Ownership Resorts, Inc.
6.500%, 9/15/26	1,226	1,273
4.750%, 1/15/28	4,391	4,499
144A 4.500%, 6/15/29(1)	790	801
MGM Resorts International 7.750%, 3/15/22	355	371
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	2,778	2,944
Nordstrom, Inc. 4.375%, 4/1/30(2)	1,730	1,803
Patrick Industries, Inc. 144A 4.750%, 5/1/29(1)	1,128	1,121
Penn National Gaming, Inc. 144A 4.125%, 7/1/29(1)	878	877
Prime Security Services Borrower LLC
144A 5.250%, 4/15/24(1)	761	815
144A 5.750%, 4/15/26(1)	1,765	1,950
QVC, Inc. 5.450%, 8/15/34	4,348	4,528
Rent-A-Center, Inc. 144A 6.375%, 2/15/29(1)	2,956	3,174
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
RHP Hotel Properties LP 4.750%, 10/15/27	$1,737	$ 1,784
Royal Caribbean Cruises Ltd. 144A 10.875%, 6/1/23(1)	1,520	1,731
Shea Homes LP
144A 4.750%, 2/15/28(1)	2,039	2,087
144A 4.750%, 4/1/29(1)	1,635	1,679
Sonic Automotive, Inc. 6.125%, 3/15/27	1,983	2,071
Travel + Leisure Co.
144A 6.625%, 7/31/26(1)	1,236	1,400
144A 4.625%, 3/1/30(1)	1,008	1,039
TRI Pointe Group, Inc. 5.875%, 6/15/24	1,030	1,146
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,795	1,934
		79,774

Consumer Staples—1.6%
Coty, Inc. 144A 5.000%, 4/15/26(1)	1,522	1,543
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,605	1,619
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	2,101	2,170
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,936	1,972
		7,304

Energy—13.3%
Antero Midstream Partners LP 144A 7.875%, 5/15/26(1)	840	939
Antero Resources Corp.
5.000%, 3/1/25	1,085	1,110
144A 8.375%, 7/15/26(1)	1,195	1,359
144A 7.625%, 2/1/29(1)	1,030	1,143
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	1,313	1,374
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,665	1,752
ChampionX Corp. 6.375%, 5/1/26	944	989
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	3,195	3,371
Comstock Resources, Inc.
144A 7.500%, 5/15/25(1)	935	970
144A 5.875%, 1/15/30(1)	262	267
CrownRock LP
144A 5.625%, 10/15/25(1)	1,058	1,095
144A 5.000%, 5/1/29(1)	1,032	1,084
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	340	359
Endeavor Energy Resources LP 144A 6.625%, 7/15/25(1)	1,840	1,969
EQM Midstream Partners LP
6.500%, 7/15/48	850	909
144A 6.500%, 7/1/27(1)	1,126	1,255
EQT Corp. 8.500%, 2/1/30	870	1,134
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	2,420	2,571
	Par Value	Value

Energy—continued
144A 6.000%, 2/1/31(1)	$1,055	$ 1,118
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	3,192	3,292
Nabors Industries, Inc. 144A 9.000%, 2/1/25(1)	854	897
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	4,231	4,331
144A 6.500%, 9/30/26(1)	970	991
Occidental Petroleum Corp.
3.500%, 6/15/25	700	716
5.875%, 9/1/25	1,770	1,969
5.500%, 12/1/25	1,160	1,282
5.550%, 3/15/26	1,330	1,470
7.500%, 5/1/31	350	441
7.875%, 9/15/31	332	427
6.450%, 9/15/36	2,923	3,495
Oceaneering International, Inc. 4.650%, 11/15/24	1,229	1,237
Parkland Corp. 144A 5.875%, 7/15/27(1)	1,515	1,615
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	915	957
PDC Energy, Inc. 5.750%, 5/15/26	1,046	1,093
Petroleos Mexicanos
6.875%, 8/4/26	1,898	2,074
144A 6.875%, 10/16/25(1)	835	924
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	490	505
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,665	1,717
144A 7.500%, 7/15/38(1)	833	920
SM Energy Co. 6.500%, 7/15/28	1,130	1,161
Talos Production, Inc. 12.000%, 1/15/26	825	879
Transocean Phoenix 2 Ltd. 144A 7.750%, 10/15/24(1)	635	657
Transocean Proteus Ltd. 144A 6.250%, 12/1/24(1)	724	730
USA Compression Partners LP 6.875%, 4/1/26	1,194	1,251
Western Midstream Operating LP 6.500%, 2/1/50	1,070	1,239
		61,038

Financials—15.6%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	4,450	4,362
Ardagh Packaging Finance plc 144A 5.250%, 4/30/25(1)	1,530	1,608
Cimpress plc 144A 7.000%, 6/15/26(1)	5,130	5,408
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,015	2,096
Credit Acceptance Corp. 144A 5.125%, 12/31/24(1)	1,010	1,047
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,478	1,629
Ford Motor Credit Co. LLC 5.584%, 3/18/24	525	575

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Freedom Mortgage Corp.
144A 8.250%, 4/15/25(1)	$ 398	$ 415
144A 7.625%, 5/1/26(1)	3,976	4,139
144A 6.625%, 1/15/27(1)	680	684
GYP Holdings III Corp. 144A 4.625%, 5/1/29(1)	1,096	1,100
Hilcorp Energy I LP 144A 5.750%, 10/1/25(1)	780	792
Hilton Grand Vacations Borrower Escrow LLC 144A 4.875%, 7/1/31(1)	226	225
ICAHN Enterprises LP 4.750%, 9/15/24	3,270	3,417
ILFC E-Capital Trust I (3 month LIBOR + 1.550%) 144A 3.660%, 12/21/65(1)(3)	1,390	1,154
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)	1,035	1,070
LD Holdings Group LLC 144A 6.125%, 4/1/28(1)	4,544	4,538
Markel Corp. 6.000% (4)	3,215	3,593
MGIC Investment Corp. 5.250%, 8/15/28	3,018	3,199
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	1,080	1,130
144A 5.625%, 1/15/30(1)	1,115	1,119
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	3,665	3,798
144A 5.500%, 8/15/28(1)	805	812
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	5,333	5,338
OneMain Finance Corp. 6.875%, 3/15/25	3,861	4,358
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	1,151	1,211
144A 4.250%, 2/15/29(1)	1,803	1,737
Petrobras Global Finance B.V. 5.500%, 6/10/51	820	820
Radian Group, Inc. 4.500%, 10/1/24	1,078	1,155
Transocean Pontus Ltd. 144A 6.125%, 8/1/25(1)	806	816
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,520	1,574
144A 5.500%, 4/15/29(1)	2,935	2,934
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	1,425	1,446
Windstream Escrow LLC 144A 7.750%, 8/15/28(1)	1,990	2,050
		71,349

Health Care—5.9%
CHS/Community Health Systems, Inc. 144A 8.000%, 3/15/26(1)	1,010	1,088
DaVita, Inc.
144A 4.625%, 6/1/30(1)	1,415	1,455
144A 3.750%, 2/15/31(1)	3,755	3,605
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	3,675	3,600
Encompass Health Corp. 4.750%, 2/1/30	970	1,031
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	1,350	1,323
	Par Value	Value

Health Care—continued
HCA, Inc. 5.875%, 5/1/23	$1,300	$ 1,413
Molina Healthcare, Inc. 144A 4.375%, 6/15/28(1)	1,935	2,017
Owens & Minor, Inc. 144A 4.500%, 3/31/29(1)	1,590	1,634
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	1,801	1,841
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	2,075	2,241
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	945	1,002
7.125%, 1/31/25	1,800	1,984
3.150%, 10/1/26	2,190	2,083
Varex Imaging Corp. 144A 7.875%, 10/15/27(1)	760	851
		27,168

Industrials—8.6%
Advantage Sales & Marketing, Inc. 144A 6.500%, 11/15/28(1)	1,006	1,059
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,490	1,870
144A 5.500%, 4/20/26(1)	3,293	3,487
APi Group DE, Inc. 144A 4.125%, 7/15/29(1)	639	635
Arcosa, Inc. 144A 4.375%, 4/15/29(1)	1,395	1,419
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	112	115
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	2,413	2,540
Danaos Corp. 144A 8.500%, 3/1/28(1)	775	850
Delta Air Lines, Inc. 7.375%, 1/15/26	4,110	4,822
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,110	1,204
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	3,235	3,263
Fluor Corp. 4.250%, 9/15/28(2)	1,700	1,726
Great Lakes Dredge & Dock Corp. 144A 5.250%, 6/1/29(1)	104	107
HC2 Holdings, Inc. 144A 8.500%, 2/1/26(1)	1,000	995
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	2,238	2,270
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	720	781
Rolls-Royce plc 144A 5.750%, 10/15/27(1)	940	1,035
Spirit Loyalty Cayman Ltd. 144A 8.000%, 9/20/25(1)	594	672
Terex Corp. 144A 5.000%, 5/15/29(1)	420	438
TMS International Corp. 144A 6.250%, 4/15/29(1)	130	137
TransDigm, Inc. 5.500%, 11/15/27	825	860
TriMas Corp. 144A 4.125%, 4/15/29(1)	415	420

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	$3,015	$ 3,249
Univar Solutions USA, Inc. 144A 5.125%, 12/1/27(1)	1,284	1,350
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	2,355	2,433
Wabash National Corp. 144A 5.500%, 10/1/25(1)	670	683
XPO Logistics, Inc. 144A 6.750%, 8/15/24(1)	970	1,008
		39,428

Information Technology—5.2%
Alliance Data Systems Corp. 144A 7.000%, 1/15/26(1)	4,075	4,365
Dell International LLC
8.350%, 7/15/46	700	1,145
144A 7.125%, 6/15/24(1)	2,045	2,098
Elastic N.V. 144A 4.125%, 7/15/29(1)	908	908
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	55	55
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	1,090	1,119
NCR Corp.
144A 5.000%, 10/1/28(1)	2,009	2,078
144A 5.125%, 4/15/29(1)	2,085	2,150
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	165	164
Sabre GLBL, Inc. 144A 9.250%, 4/15/25(1)	1,521	1,808
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	1,504	1,577
Seagate HDD Cayman 5.750%, 12/1/34	1,587	1,825
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	1,076	1,081
Viasat, Inc.
144A 5.625%, 9/15/25(1)	1,721	1,754
144A 6.500%, 7/15/28(1)	1,655	1,765
		23,892

Materials—3.8%
Allegheny Ludlum LLC 6.950%, 12/15/25	633	693
Cleveland-Cliffs, Inc. 144A 9.875%, 10/17/25(1)	3,775	4,424
HB Fuller Co. 4.250%, 10/15/28	1,105	1,142
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	285	286
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	1,954	2,069
Sealed Air Corp. 144A 5.500%, 9/15/25(1)	1,988	2,224
Summit Materials LLC
144A 5.125%, 6/1/25(1)	1,000	1,008
144A 6.500%, 3/15/27(1)	660	699
SunCoke Energy, Inc. 144A 4.875%, 6/30/29(1)	520	519
	Par Value	Value

Materials—continued
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	$ 207	$ 212
US Concrete, Inc. 144A 5.125%, 3/1/29(1)	3,855	4,212
		17,488

Real Estate—3.5%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	3,777	3,970
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	3,278	3,308
Howard Hughes Corp. (The) 144A 4.125%, 2/1/29(1)	1,767	1,767
Realogy Group LLC 144A 9.375%, 4/1/27(1)	529	588
SBA Communications Corp. 3.875%, 2/15/27	3,911	4,016
VICI Properties LP 144A 4.250%, 12/1/26(1)	1,160	1,207
XHR LP 144A 4.875%, 6/1/29(1)	1,098	1,134
		15,990

Utilities—1.1%
DCP Midstream Operating LP 5.375%, 7/15/25	3,860	4,299
Leeward Renewable Energy Operations LLC 144A 4.250%, 7/1/29(1)	905	916
		5,215

Total Corporate Bonds and Notes (Identified Cost $411,683)		423,796

Leveraged Loans—4.2%
Aerospace—1.4%
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	1,100	1,146
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(3)	1,000	1,056
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	3,789	4,043
		6,245

Energy—0.4%
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.854%, 11/3/25(3)	818	801
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24(3)	817	809
		1,610

Financial—0.0%
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 3.250%, 6/30/22(3)(5)	292	58

See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—0.4%
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23(3)	$1,989	$ 1,973
Healthcare—1.2%
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25(3)	1,900	1,902
Cano Health LLC (3 month LIBOR + 4.500%) 5.500%, 11/23/27(3)	773	773
Kindred Healthcare LLC Tranche B (1 month LIBOR + 4.500%) 4.625%, 7/2/25(3)	1,890	1,886
Parexel International Corp. (3 month LIBOR + 2.750%) 2.854%, 9/27/24(3)	973	967
		5,528

Information Technology—0.2%
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.854%, 2/5/24(3)	987	974
Media / Telecom - Telecommunications—0.4%
Cincinnati Bell, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 10/2/24(3)	1,885	1,882
Service—0.2%
Signal Parent, Inc. (1 month LIBOR + 3.500%) 4.250%, 4/3/28(3)	1,000	981
Total Leveraged Loans (Identified Cost $19,381)		19,251

	Shares
Preferred Stock—0.0%
Consumer Discretionary—0.0%
Qurate Retail, Inc., 8.000%	957	104
Total Preferred Stock (Identified Cost $98)		104

	Par Value
Convertible Bonds and Notes—0.7%
Communication Services—0.6%
Cable One, Inc. 144A 1.125%, 3/15/28(1)	$ 259	263
DISH Network Corp. 3.375%, 8/15/26	1,055	1,077
Liberty Interactive LLC 4.000%, 11/15/29	1,250	956
Twitter, Inc. 144A 0.000%, 3/15/26(1)	745	711
		3,007

	Par Value	Value

Consumer Discretionary—0.1%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	$ 285	$ 315
Real Estate—0.0%
Realogy Group LLC 144A 0.250%, 6/15/26(1)	27	27
Total Convertible Bonds and Notes (Identified Cost $3,236)		3,349

Total Long-Term Investments—97.3% (Identified Cost $434,398)		446,500

	Shares
Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	6,550,827	6,551
Total Short-Term Investment (Identified Cost $6,551)		6,551

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)(7)	2,675,897	2,676
Total Securities Lending Collateral (Identified Cost $2,676)		2,676

TOTAL INVESTMENTS—99.3% (Identified Cost $443,625)		$455,727
Other assets and liabilities, net—0.7%		3,233
NET ASSETS—100.0%		$458,960

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $300,782 or 65.5% of net assets.
(2)	All or a portion of security is on loan.
(3)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	90%
Netherlands	3
Ireland	2
Luxembourg	1
Cayman Islands	1
Panama	1
Mexico	1
Other	1
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$423,796	$ —	$423,796
Leveraged Loans	19,251	—	19,251
Convertible Bonds and Notes	3,349	—	3,349
Equity Securities:
Preferred Stock	104	104	—
Securities Lending Collateral	2,676	2,676	—
Money Market Mutual Fund	6,551	6,551	—
Total Investments	$455,727	$9,331	$446,396
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—97.1%
Alabama—0.7%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$1,500	$ 1,832
Arizona—2.9%
Salt River Project Agricultural Improvement & Power District Revenue
5.000%, 1/1/26	500	594
5.000%, 1/1/27	2,000	2,450
5.000%, 1/1/28	1,000	1,258
5.000%, 12/1/32	3,020	3,532
		7,834

California—20.3%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	114
5.000%, 6/1/25	200	236
5.000%, 6/1/27	100	126
5.000%, 6/1/28	100	129
California State Public Works Board
5.000%, 8/1/26	4,310	5,078
5.000%, 2/1/27	3,000	3,674
5.000%, 8/1/27	4,000	4,843
5.000%, 2/1/30	2,000	2,613
5.000%, 2/1/31	2,000	2,663
5.000%, 8/1/34	2,750	3,566
5.000%, 8/1/35	1,500	1,942
California, State of,
General Obligation 5.000%, 9/1/27	1,250	1,565
General Obligation 5.000%, 12/1/27	2,650	3,357
General Obligation 5.000%, 9/1/28	1,530	1,963
General Obligation 5.000%, 9/1/29	3,525	4,623
General Obligation 5.000%, 4/1/37	4,000	4,480
General Obligation 5.000%, 9/1/41	1,000	1,319
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,411
Moreno Valley Unified School District General Obligation (BAM Insured) 3.000%, 8/1/46	1,000	1,086
Port of Oakland 5.000%, 5/1/27	2,750	3,378
University of California
5.000%, 5/15/26	1,000	1,176
5.000%, 5/15/27	2,000	2,417
5.000%, 5/15/29	2,000	2,529
		55,288

Colorado—2.8%
E-470 Public Highway Authority
5.000%, 9/1/26	550	668
5.000%, 9/1/40	1,500	1,697
	Par Value	Value

Colorado—continued
Pueblo County School District No. 70,
(State AID Withholding Insured) 4.000%, 12/1/27	$1,000	$ 1,206
(State AID Withholding Insured) 4.000%, 12/1/28	1,340	1,642
Regional Transportation District
Sales Tax Revenue 5.000%, 1/15/27	900	1,092
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,259
		7,564

Connecticut—3.8%
Connecticut, State of,
General Obligation 5.000%, 7/15/26	2,500	3,034
General Obligation 5.000%, 7/15/28	1,500	1,911
State of Connecticut Special Tax Revenue
5.000%, 5/1/25	825	969
5.000%, 5/1/26	1,000	1,214
5.000%, 1/1/29	2,620	3,317
		10,445

District of Columbia—1.3%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,465
Florida—0.6%
Florida Municipal Power Agency Revenue
3.000%, 10/1/32	750	829
3.000%, 10/1/33	750	826
		1,655

Georgia—0.4%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,118
Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	64
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	170
		234

Illinois—4.1%
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/26	2,300	2,728
Senior Lien 5.000%, 1/1/29	1,595	2,052
Senior Lien 5.000%, 1/1/30	1,500	1,969
Senior Lien 4.000%, 1/1/35	1,000	1,192
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Illinois—continued
Illinois Finance Authority Revenue 5.000%, 7/1/28	$2,605	$ 3,220
		11,161

Maryland—5.1%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	3,184
Maryland, State of,
General Obligation 5.000%, 3/1/27	2,000	2,490
General Obligation 5.000%, 3/15/31	3,500	4,417
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,729
		13,820

Minnesota—6.0%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	4,700	5,452
Minnesota, State of,
General Obligation, Series 2015-A 5.000%, 8/1/29	4,000	4,736
General Obligation, Series 2016-A 5.000%, 8/1/29	5,000	6,074
		16,262

New Jersey—1.1%
New Jersey, State of, Sales Tax Revenue 5.000%, 6/1/29	1,250	1,618
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	1,200	1,406
		3,024

New York—9.5%
Monroe County Industrial Development Corp.
5.000%, 12/1/26	700	849
5.000%, 12/1/27	1,200	1,490
5.000%, 12/1/29	725	934
5.000%, 12/1/30	500	654
New York, City of,
General Obligation 5.000%, 8/1/26	1,000	1,219
5.000%, 6/1/44(2)	3,000	3,505
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	6,400	6,580
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,479
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/28	2,500	2,812
Port Authority of New York & New Jersey Revenue 5.000%, 10/15/28	2,500	3,183
		25,705

	Par Value	Value

North Carolina—0.9%
County of Mecklenburg, General Obligation 5.000%, 3/1/28	$2,000	$ 2,561
North Dakota—1.3%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,444
Ohio—3.4%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,269
Oklahoma—0.4%
Oklahoma Water Resources Board 5.000%, 4/1/28	850	1,086
Oregon—1.2%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,242
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	903
5.000%, 7/1/30	1,000	1,205
		3,350

Pennsylvania—1.6%
Pennsylvania Higher Educational Facilities Authority
5.000%, 8/15/28	650	789
5.000%, 8/15/29	600	741
4.000%, 8/15/36	1,250	1,457
4.000%, 8/15/40	1,180	1,360
		4,347

Tennessee—2.1%
Tennessee, State of,
General Obligation 5.000%, 8/1/28	1,595	1,890
General Obligation 5.000%, 9/1/30	3,005	3,770
		5,660

Texas—13.7%
Austin, City of, General Obligation 5.000%, 9/1/28	1,150	1,478
Brazosport Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,400	1,738
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,375
Central Texas Regional Mobility Authority Revenue
5.000%, 1/1/27	1,075	1,269
5.000%, 1/1/30	500	656
5.000%, 1/1/31	500	669
Senior Lien 5.000%, 1/1/29	500	643
Senior Lien 5.000%, 1/1/30	1,300	1,706
Comal Independent School District General Obligation (PSF-GTD Insured) 5.000%, 2/1/26	1,000	1,201

See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Texas—continued
Cypress-Fairbanks Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	$1,500	$ 1,858
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,500	1,906
Dallas, City of, Fort Worth International Airport Revenue, 5.000%, 11/1/26	1,000	1,229
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,363
Fort Worth, City of, General Obligation 5.000%, 3/1/26	1,510	1,817
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue 4.500%, 6/1/30	1,040	1,315
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	634
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,037
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,202
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,092
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,906
Wichita Falls Independent School District (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,227
		37,321

Virginia—2.6%
County of Fairfax, General Obligation (State AID Withholding Insured) 5.000%, 10/1/28	1,000	1,299
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,669
		6,968

Washington—8.6%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,942
5.000%, 7/1/34	8,000	9,403
University of Washington
5.000%, 4/1/27	700	872
5.000%, 4/1/28	2,000	2,555
Washington, State of,
General Obligation 5.000%, 8/1/29	2,045	2,554
General Obligation 5.000%, 2/1/30	5,000	5,982
		23,308

Wisconsin—2.6%
Public Finance Authority
5.000%, 6/1/27	300	373
	Par Value	Value

Wisconsin—continued
5.000%, 6/1/28	$ 500	$ 635
5.000%, 6/1/29	700	908
5.000%, 6/1/30	1,000	1,322
Wisconsin, State of,
General Obligation 5.000%, 5/1/26	1,000	1,215
General Obligation 5.000%, 5/1/27	2,000	2,501
		6,954

Total Municipal Bonds (Identified Cost $254,491)		263,675

Total Long-Term Investments—97.1% (Identified Cost $254,491)		263,675

	Shares
Short-Term Investment—21.5%
Money Market Mutual Fund—21.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	58,483,130	58,483
Total Short-Term Investment (Identified Cost $58,483)		58,483

TOTAL INVESTMENTS—118.6% (Identified Cost $312,974)		$322,158
Other assets and liabilities, net—(18.6)%		(50,456)
NET ASSETS—100.0%		$271,702

Abbreviations:
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At June 30, 2021, 8.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$263,675	$ —	$263,675
Money Market Mutual Fund	58,483	58,483	—
Total Investments	$322,158	$58,483	$263,675
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—43.6%
U.S. Treasury Notes
0.500%, 3/15/23	$ 210	$ 211
0.125%, 8/15/23	1,332	1,328
0.125%, 12/15/23	2,389	2,377
0.375%, 4/15/24	1,372	1,370
Total U.S. Government Securities (Identified Cost $5,296)		5,286

Mortgage-Backed Securities—16.0%
Agency—9.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates KJ27, A1 2.092%, 7/25/24	257	265
Federal Home Loan Mortgage Corp. REMIC
4309, B 3.000%, 8/15/39	48	48
4612, HA 2.500%, 5/15/41	67	68
Federal National Mortgage Association REMIC
2014-74, AE 3.000%, 9/25/40	114	117
2017-33, DA 3.500%, 7/25/43	87	88
2018-76, NA 3.500%, 7/25/43	380	389
Government National Mortgage Association II 2013-23, VU 2.500%, 11/20/42	192	200
		1,175

Non-Agency—6.3%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(1)	152	157
COMM Mortgage Trust
2013-WWP, D 144A 3.898%, 3/10/31(1)	170	178
2012-CR2, A3 144A 2.841%, 8/15/45(1)	99	100
2012-CR5, A3 2.540%, 12/10/45	73	75
2013-CR7, A4 3.213%, 3/10/46	110	115
FRESB Mortgage Trust 2016-SB17, A5H 2.160%, 5/25/36(2)	41	41
Goldman Sachs Mortgage Securities Corp. II 2012-BWTR, A 144A 2.954%, 11/5/34(1)	100	102
		768

Total Mortgage-Backed Securities (Identified Cost $1,919)		1,943

Asset-Backed Securities—4.6%
Automobiles—0.7%
BMW Vehicle Owner Trust 2019-A, A3 1.920%, 1/25/24	76	76
	Par Value	Value

Credit Card—3.0%
Barclays Dryrock Issuance Trust 2019-1, A 1.960%, 5/15/25	$ 145	$ 148
CARDS II Trust 2021-1A, A 144A 0.602%, 4/15/27(1)	150	150
Discover Card Execution Note Trust 2019-A3, A 1.890%, 10/15/24	65	66
		364

Student Loan—0.9%
SLM Student Loan Trust 2005-7, A4 (3 month LIBOR + 0.150%) 0.326%, 10/25/29(2)	113	112
Total Asset-Backed Securities (Identified Cost $549)		552

Corporate Bonds and Notes—35.5%
Communication Services—4.2%
AT&T, Inc. 0.900%, 3/25/24	282	283
Verizon Communications, Inc. 0.750%, 3/22/24	225	226
		509

Consumer Discretionary—2.8%
Eaton Corp. 2.750%, 11/2/22	120	124
Ford Motor Co. 8.500%, 4/21/23	145	162
Ralph Lauren Corp. 1.700%, 6/15/22	61	61
		347

Consumer Staples—0.9%
7-Eleven, Inc. 144A 0.800%, 2/10/24(1)	107	107
Energy—4.9%
EOG Resources, Inc. 2.625%, 3/15/23	116	120
HollyFrontier Corp. 2.625%, 10/1/23	119	123
Marathon Petroleum Corp. 4.500%, 5/1/23	160	170
Pioneer Natural Resources Co. 0.750%, 1/15/24	179	179
		592

Financials—9.2%
Barclays plc 1.007%, 12/10/24	200	201
BP Capital Markets America, Inc. 2.937%, 4/6/23	107	112
General Motors Financial Co., Inc. 1.700%, 8/18/23	125	127
Goldman Sachs Group, Inc. (The) 0.657%, 9/10/24	205	205
See Notes to Financial Statements

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Hyundai Capital America 144A 0.875%, 6/14/24(1)	$ 120	$ 119
Royal Bank of Canada 1.600%, 4/17/23	99	101
State Street Corp. 2.825%, 3/30/23	135	137
Toyota Motor Credit Corp. 0.450%, 1/11/24	111	111
		1,113

Health Care—1.9%
AbbVie, Inc. 2.300%, 11/21/22	117	120
Bristol-Myers Squibb Co. 2.600%, 5/16/22	104	106
		226

Industrials—4.7%
Boeing Co. (The) 4.508%, 5/1/23	378	403
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	162	170
		573

Information Technology—3.1%
Fidelity National Information Services, Inc. 0.375%, 3/1/23	136	136
Skyworks Solutions, Inc. 0.900%, 6/1/23	235	236
		372

Materials—1.8%
Martin Marietta Materials, Inc. 0.650%, 7/15/23	98	98
Newmont Corp. 3.700%, 3/15/23	111	116
		214

Utilities—2.0%
Pacific Gas and Electric Co. 1.750%, 6/16/22	123	123
Southern Co. (The) 2.950%, 7/1/23	119	124
		247

Total Corporate Bonds and Notes (Identified Cost $4,212)		4,300

Total Long-Term Investments—99.7% (Identified Cost $11,976)		12,081

	Shares	Value
Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	29,769	$ 30
Total Short-Term Investment (Identified Cost $30)		30

TOTAL INVESTMENTS—99.9% (Identified Cost $12,006)		$12,111
Other assets and liabilities, net—0.1%		8
NET ASSETS—100.0%		$12,119

Abbreviations:
LIBOR	London Interbank Offered Rate
NA	National Association
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $1,083 or 8.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Short-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 552	$—	$ 552
Corporate Bonds and Notes	4,300	—	4,300
Mortgage-Backed Securities	1,943	—	1,943
U.S. Government Securities	5,286	—	5,286
Money Market Mutual Fund	30	30	—
Total Investments	$12,111	$30	$12,081
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—85.2%
Arizona—9.6%
Arizona State University 0.030%, 7/1/34(2)	$350	$ 350
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 1/1/26	500	594
		944

California—5.7%
California County Tobacco Securitization Agency Revenue 5.000%, 6/1/26	100	122
California, State of, General Obligation 5.000%, 12/1/27	350	443
		565

Colorado—9.6%
Colorado, City of, Springs Co. Utilities System Revenue 0.030%, 11/1/41(2)	400	400
E-470 Public Highway Authority 5.000%, 9/1/26	450	547
		947

Connecticut—4.2%
Connecticut, State of, Special Tax Revenue 5.000%, 5/1/22	400	416
Georgia—5.9%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	250	279
Forsyth County School District General Obligation 5.000%, 2/1/26	250	302
		581

New Jersey—9.7%
New Jersey, State of, General Obligation 5.000%, 6/1/26	500	605
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	300	351
		956

New York—6.0%
Monroe County Industrial Development Corp. 5.000%, 12/1/26	300	364
New York City Water & Sewer System Revenue 5.000%, 6/15/25	200	223
		587

North Carolina—3.5%
Charlotte, City of, Water & Sewer System Revenue 0.020%, 7/1/36(2)	350	350
Texas—20.0%
Carrollton-Farmers Branch Independent School District (PSF-GTD Insured) 5.000%, 2/15/22	250	258
	Par Value	Value

Texas—continued
Central Texas Regional Mobility Authority Revenue 5.000%, 1/1/27	$175	$ 207
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	625	670
Toll Highway Revenue 5.000%, 1/1/26	500	535
Texas Water Development Board Revenue 5.000%, 4/15/26	250	303
		1,973

Utah—7.2%
University of Utah Revenue 5.000%, 8/1/26	250	306
Utah County, Revenue 0.050%, 5/15/51(2)	400	400
		706

Washington—3.8%
University of Washington 5.000%, 4/1/27	300	374
Total Municipal Bonds (Identified Cost $8,261)		8,399

Total Long-Term Investments—85.2% (Identified Cost $8,261)		8,399

	Shares
Short-Term Investment—17.5%
Money Market Mutual Fund—17.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	1,729,844	1,730
Total Short-Term Investment (Identified Cost $1,730)		1,730

TOTAL INVESTMENTS—102.7% (Identified Cost $9,991)		$10,129
Other assets and liabilities, net—(2.7)%		(266)
NET ASSETS—100.0%		$ 9,863

Abbreviation:
PSF-GTD	Permanent School Fund Guarantee Program

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Footnote Legend:
(1)	At June 30, 2021, 2.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$ 8,399	$ —	$8,399
Money Market Mutual Fund	1,730	1,730	—
Total Investments	$10,129	$1,730	$8,399
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—41.0%
U.S. Treasury Bonds 1.875%, 2/15/51	$ 24,832	$ 23,699
U.S. Treasury Notes
2.750%, 8/15/21	7,589	7,615
1.750%, 5/31/22(1)	24,000	24,364
1.375%, 6/30/23	58,784	60,104
0.125%, 12/15/23	6,062	6,030
1.500%, 10/31/24	953	983
0.500%, 3/31/25	2,117	2,107
0.250%, 9/30/25	31,014	30,361
1.625%, 5/15/31	16,982	17,242
Total U.S. Government Securities (Identified Cost $170,722)		172,505

Mortgage-Backed Securities—19.5%
Agency—15.1%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	423	462
Pool #G60019 4.500%, 3/1/44	530	588
Pool #Q35611 4.000%, 9/1/45	1,567	1,685
Pool #V81992 4.000%, 10/1/45	1,027	1,116
Pool #G60661 4.000%, 7/1/46	1,264	1,364
Pool #Q42921 3.500%, 9/1/46	1,700	1,836
Pool #Q51758 3.500%, 10/1/47	239	253
Pool #ZM5226 3.500%, 12/1/47	1,449	1,552
Pool #Q53881 4.500%, 1/1/48	1,649	1,796
Pool #ZT0509 3.000%, 8/1/48	479	508
Pool #Q61680 4.000%, 2/1/49	1,221	1,305
Pool #QA3079 3.500%, 10/1/49	758	815
Pool #QA4766 3.500%, 11/1/49	1,501	1,614
Pool #SD0164 3.500%, 12/1/49	2,837	3,033
Pool #QA6331 3.500%, 1/1/50	254	267
Pool #QA8967 3.000%, 4/1/50	2,370	2,477
Pool #QC2300 3.000%, 5/1/51	849	903
Pool #QC2692 3.000%, 6/1/51	919	968
Pool #QC2749 3.000%, 6/1/51	1,431	1,502
Pool #QC2868 3.000%, 6/1/51	155	165
Pool #QC2869 3.000%, 6/1/51	2,290	2,426
Pool #QC2830 3.500%, 6/1/51	545	575
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	$ 1,353	$ 1,436
Pool #BO8589 3.000%, 3/1/40	248	260
Pool #BK0396 3.000%, 11/1/44	344	361
Pool #BE5050 4.000%, 9/1/45	2,033	2,235
Pool #BH2594 3.500%, 8/1/47	730	773
Pool #BH7058 3.500%, 12/1/47	771	813
Pool #BH9215 3.500%, 1/1/48	1,455	1,534
Pool #BN8510 3.500%, 5/1/49	479	504
Pool #BO1345 3.500%, 8/1/49	2,083	2,211
Pool #BO1351 4.000%, 8/1/49	962	1,037
Pool #BO3024 3.500%, 10/1/49	1,358	1,464
Pool #BO5325 3.000%, 11/1/49	544	569
Pool #BO4386 3.500%, 11/1/49	3,032	3,201
Pool #BO8894 3.000%, 12/1/49	346	364
Pool #CA5122 3.000%, 2/1/50	1,839	1,939
Pool #BP5431 3.000%, 6/1/50	760	796
Pool #BP5432 3.000%, 6/1/50	994	1,044
Pool #BR9135 3.000%, 5/1/51	1,216	1,282
Pool #FM7290 3.000%, 5/1/51	2,470	2,604
Pool #BT0907 3.000%, 6/1/51	768	809
Pool #BT1809 3.000%, 6/1/51	3,904	4,107
Pool #BT2849 3.000%, 6/1/51	1,747	1,847
Pool #BT3321 3.000%, 6/1/51	944	994
Pool #FM7539 3.000%, 6/1/51	2,097	2,213
Pool #CB0867 3.500%, 6/1/51	1,860	1,982
		63,589

Non-Agency—4.4%
BBCMS Trust 2021-C10, A5 2.492%, 7/15/54	1,500	1,557
BB-UBS Trust
2012-SHOW, A 144A 3.430%, 11/5/36(2)	200	212
2012-SHOW, B 144A 3.882%, 11/5/36(2)	1,465	1,547
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(2)	$ 1,830	$ 1,958
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(2)(3)	1,495	1,587
CF Hippolyta LLC
2020-1, A1 144A 1.690%, 7/15/60(2)	983	999
2020-1, B1 144A 2.280%, 7/15/60(2)	687	698
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(2)	1,445	1,647
2012-BWTR, A 144A 2.954%, 11/5/34(2)	575	587
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 0.993%, 7/15/25(2)(3)	509	509
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(2)(3)	635	652
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(2)	1,175	1,262
SBA Tower Trust 144A 1.884%, 1/15/26(2)	1,080	1,093
SLG Office Trust 2021-OVA, A 144A 2.585%, 7/15/41(2)	810	844
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(2)	1,320	1,368
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.223%, 2/15/40(2)(3)	768	771
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	1,080	1,107
		18,398

Total Mortgage-Backed Securities (Identified Cost $80,027)		81,987

Asset-Backed Securities—2.9%
Credit Card—1.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.734%, 5/15/28(3)	3,024	2,995
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.843%, 5/14/29(3)	2,710	2,769
		5,764

Other—1.5%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	566	591
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(2)	982	1,026
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	1,975	2,115
Stack Infrastructure Issuer LLC 2021-1A, A2 144A 1.877%, 3/26/46(2)	1,220	1,225
	Par Value	Value

Other—continued
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	$ 1,425	$ 1,417
		6,374

Total Asset-Backed Securities (Identified Cost $11,822)		12,138

Corporate Bonds and Notes—34.8%
Communication Services—2.7%
AT&T, Inc.
2.250%, 2/1/32	967	949
3.300%, 2/1/52	1,059	1,030
144A 3.500%, 9/15/53(2)	2,051	2,061
Comcast Corp. 1.950%, 1/15/31	1,898	1,871
T-Mobile USA, Inc. 2.625%, 4/15/26	1,606	1,642
Verizon Communications, Inc.
3.150%, 3/22/30	472	510
3.400%, 3/22/41	1,125	1,190
ViacomCBS, Inc.
4.200%, 5/19/32	759	876
4.950%, 5/19/50(4)	1,055	1,332
		11,461

Consumer Discretionary—3.2%
Carnival Corp. 144A 9.875%, 8/1/27(2)	4,291	5,010
Ford Motor Co.
8.500%, 4/21/23	488	545
9.000%, 4/22/25	2,080	2,564
9.625%, 4/22/30	712	1,022
Kohl’s Corp. 3.375%, 5/1/31	1,044	1,081
Marriott International, Inc.
3.500%, 10/15/32	1,451	1,541
Series HH 2.850%, 4/15/31	860	873
NIKE, Inc. 3.375%, 3/27/50	953	1,073
		13,709

Consumer Staples—1.2%
Coca-Cola Co. (The) 1.000%, 3/15/28	1,989	1,928
Kroger Co. (The) 3.950%, 1/15/50	1,019	1,159
Mars, Inc. 144A 2.450%, 7/16/50(2)	2,104	1,953
		5,040

Energy—4.1%
Boardwalk Pipelines LP 4.450%, 7/15/27	368	415
EOG Resources, Inc. 4.950%, 4/15/50	1,938	2,579
HollyFrontier Corp. 4.500%, 10/1/30	1,616	1,729

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Marathon Petroleum Corp. 4.500%, 5/1/23	$ 1,377	$ 1,468
Petroleos Mexicanos 6.875%, 8/4/26	4,142	4,527
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,911	2,805
Plains All American Pipeline LP 3.800%, 9/15/30	2,554	2,733
Shell International Finance B.V. 2.375%, 4/6/25	824	866
		17,122

Financials—10.7%
Avolon Holdings Funding Ltd.
144A 5.500%, 1/15/26(2)	1,196	1,357
144A 2.125%, 2/21/26(2)	2,127	2,118
144A 4.250%, 4/15/26(2)	797	864
Bank of America Corp. 2.087%, 6/14/29	812	819
BP Capital Markets America, Inc. 3.633%, 4/6/30	2,981	3,342
Charles Schwab Corp. (The) 4.000% (5)	1,522	1,587
Chubb INA Holdings, Inc. 1.375%, 9/15/30	1,905	1,812
Citigroup, Inc. 3.980%, 3/20/30	1,311	1,485
Ford Motor Credit Co. LLC
2.900%, 2/16/28	1,255	1,249
4.000%, 11/13/30	2,670	2,797
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,995	2,100
3.600%, 6/21/30	2,002	2,168
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	2,251	2,245
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	869	912
Hyundai Capital America 144A 2.000%, 6/15/28(2)	1,202	1,192
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,124
0.824%, 6/1/25	1,283	1,280
1.578%, 4/22/27	1,235	1,241
Morgan Stanley
3.875%, 4/29/24	579	630
1.593%, 5/4/27	2,219	2,235
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(2)	1,032	1,180
Old Republic International Corp. 3.850%, 6/11/51	1,224	1,300
OneMain Finance Corp. 4.000%, 9/15/30	2,551	2,529
Schlumberger Investment S.A. 2.650%, 6/26/30	1,846	1,939
State Street Corp. 2.200%, 3/3/31	1,866	1,881
Travelers Cos., Inc. (The)
4.050%, 3/7/48	1,231	1,504
2.550%, 4/27/50	926	893
Truist Bank 2.250%, 3/11/30	500	507
	Par Value	Value

Financials—continued
US Bank NA 2.050%, 1/21/25	$ 712	$ 743
		45,033

Health Care—2.1%
AbbVie, Inc. 4.250%, 11/21/49	1,813	2,173
Anthem, Inc.
1.500%, 3/15/26	2,013	2,036
3.600%, 3/15/51	1,429	1,571
Bristol-Myers Squibb Co. 4.250%, 10/26/49	463	584
CommonSpirit Health 4.187%, 10/1/49	662	761
Danaher Corp. 2.600%, 10/1/50	1,725	1,649
		8,774

Industrials—3.6%
Boeing Co. (The)
3.625%, 2/1/31	2,265	2,436
5.805%, 5/1/50	2,964	3,991
Carrier Global Corp. 3.577%, 4/5/50	1,972	2,091
Dell International LLC 6.200%, 7/15/30	705	906
General Dynamics Corp. 4.250%, 4/1/50	185	237
General Electric Co. 4.350%, 5/1/50	992	1,200
Masco Corp. 1.500%, 2/15/28	1,151	1,124
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 10/15/27	1,411	1,566
2020-1, B 4.875%, 1/15/26	563	597
United Parcel Service, Inc. 4.450%, 4/1/30	783	948
		15,096

Information Technology—2.3%
HP, Inc.
3.000%, 6/17/27	884	947
3.400%, 6/17/30	1,446	1,549
Intel Corp. 3.100%, 2/15/60	926	946
Intuit, Inc. 0.950%, 7/15/25	1,591	1,594
NetApp, Inc.
1.875%, 6/22/25	750	771
2.700%, 6/22/30	2,805	2,927
Skyworks Solutions, Inc. 3.000%, 6/1/31	1,138	1,163
		9,897

Materials—2.2%
Amcor Flexibles North America, Inc. 2.630%, 6/19/30	544	556

See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	$ 1,747	$ 2,418
LYB International Finance III LLC 3.625%, 4/1/51	764	807
Martin Marietta Materials, Inc. 2.400%, 7/15/31	1,857	1,858
Newmont Corp.
2.250%, 10/1/30	1,254	1,251
6.250%, 10/1/39	1,231	1,782
Packaging Corporation of America 4.050%, 12/15/49	532	625
		9,297

Utilities—2.7%
Berkshire Hathaway Energy Co. 2.850%, 5/15/51	1,688	1,633
Boardwalk Pipelines LP 3.400%, 2/15/31	675	716
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	1,751	1,913
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	966	1,097
Dominion Energy, Inc. 3.375%, 4/1/30	1,245	1,356
Pacific Gas and Electric Co. 2.500%, 2/1/31	948	889
Southern Co. (The) 3.700%, 4/30/30	2,355	2,597
Transcontinental Gas Pipe Line Co. LLC 3.950%, 5/15/50	915	1,022
		11,223

Total Corporate Bonds and Notes (Identified Cost $137,423)		146,652

Total Long-Term Investments—98.2% (Identified Cost $399,994)		413,282

	Shares
Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	5,351,339	5,351
Total Short-Term Investment (Identified Cost $5,351)		5,351

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)(7)	1,344,070	$ 1,344
Total Securities Lending Collateral (Identified Cost $1,344)		1,344

TOTAL INVESTMENTS—99.8% (Identified Cost $406,689)		$419,977
Other assets and liabilities, net—0.2%		715
NET ASSETS—100.0%		$420,692

Abbreviations:
CDX.NA.HY	Credit Default Swap National Association High Yield
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association

Footnote Legend:
(1)	All or a portion of the security is segregated as collateral for open swap contracts.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $37,843 or 9.0% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
ICE	Intercontinental Exchange

Country Weightings†
United States	95%
Australia	1
Mexico	1
Luxembourg	1
Panama	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2021.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Centrally cleared credit default swap - buy protection(1) outstanding as of June 30, 2021 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
CDX.NA.HY.35 (3)	Quarterly	ICE	5.000%	12/20/25	$(25,940)	$(2,663)	$(2,113)	$—	$(550)
Total						$(2,663)	$(2,113)	$—	$(550)

Footnote Legend:
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	CDX.NA.HY is composed of 100 liquid North American entities with high yield credit ratings as published by Markit® from time to time.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 12,138	$ —	$ 12,138
Corporate Bonds and Notes	146,652	—	146,652
Mortgage-Backed Securities	81,987	—	81,987
U.S. Government Securities	172,505	—	172,505
Securities Lending Collateral	1,344	1,344	—
Money Market Mutual Fund	5,351	5,351	—
Total Assets	419,977	6,695	413,282
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swap	(2,663)	—	(2,663)
Total Liabilities	(2,663)	—	(2,663)
Total Investments	$417,314	$6,695	$410,619
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—94.1%
Agency—94.1%
Federal Home Loan Mortgage Corp.
Pool #WV0004 (1 month LIBOR + 0.330%, Cap N/A, Floor 0.330%) 0.416%, 1/1/30(1)	$13,950	$ 13,939
Pool #RD5051 2.500%, 12/1/30	2,301	2,433
Pool #G15762 3.000%, 1/1/31	2,161	2,292
Pool #RD5050 2.000%, 2/1/31	1,501	1,558
Pool #ZS7409 3.000%, 4/1/31	1,062	1,130
Pool #RC1375 2.500%, 7/1/31	1,423	1,488
Pool #ZK9061 3.000%, 11/1/32	123	129
Pool #RC1374 2.000%, 1/1/33	3,157	3,262
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.123%, Floor 1.789%) 2.147%, 5/1/34(1)	4,492	4,741
Pool #QN1794 2.500%, 3/1/35	18,064	18,897
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.571%, Floor 1.750%) 2.210%, 5/1/35(1)	6,995	7,387
Pool #QN3826 2.500%, 10/1/35	1,014	1,063
Pool #QN4515 2.500%, 12/1/35	5,014	5,243
Pool #QN4962 2.000%, 1/1/36	7,153	7,387
Pool #QN4991 2.000%, 1/1/36	8,097	8,369
Pool #QN5096 2.000%, 2/1/36	4,488	4,634
Pool #QN5133 2.000%, 2/1/36	8,906	9,202
Pool #QN5762 2.500%, 4/1/36	11,497	11,996
Pool #QN6048 2.500%, 4/1/36	1,839	1,925
Pool #QN6202 2.500%, 5/1/36	5,556	5,799
Pool #RC2051 2.500%, 5/1/36	7,855	8,191
Pool #QN6441 3.000%, 5/1/36	1,128	1,185
Pool #848747 (12 month LIBOR + 1.870%, Cap 10.030%, Floor 1.870%) 2.261%, 7/1/36(1)	4,062	4,295
Pool #1Q1195 (12 month LIBOR + 1.616%, Cap 10.181%, Floor 1.616%) 2.011%, 5/1/37(1)	2,722	2,871
Pool #848796 (12 month LIBOR + 1.824%, Cap 9.926%, Floor 1.824%) 2.200%, 5/1/37(1)	7,638	8,094
Pool #1Q1420 (12 month LIBOR + 1.803%, Cap 10.715%, Floor 1.803%) 2.208%, 9/1/39(1)	2,591	2,748
	Par Value	Value
Agency—continued
Pool #2B3257 (12 month LIBOR + 1.630%, Cap 8.088%, Floor 1.630%) 3.087%, 10/1/44(1)	$ 1,153	$ 1,201
Pool #1B6503 (12 month LIBOR + 1.606%, Cap 6.929%, Floor 1.606%) 1.929%, 1/1/51(1)	2,989	3,097
Pool #1B6504 (12 month LIBOR + 1.613%, Cap 7.306%, Floor 1.613%) 2.305%, 1/1/51(1)	7,376	7,684
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KS05, A (1 month LIBOR + 0.500%) 0.586%, 1/25/23(1)	5,573	5,566
KF15, A (1 month LIBOR + 0.670%) 0.756%, 2/25/23(1)	1,653	1,652
KF22, A (1 month LIBOR + 0.500%, Cap N/A, Floor 0.500%) 0.586%, 7/25/23(1)	320	320
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 0.446%, 2/25/24(1)	8,777	8,801
KF31, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.456%, 4/25/24(1)	974	975
KF32, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.456%, 5/25/24(1)	2,272	2,275
KJ27, A1 2.092%, 7/25/24	3,139	3,227
KF36, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 0.426%, 8/25/24(1)	5,045	5,051
KF34, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.370%) 0.446%, 8/25/24(1)	2,551	2,557
KL3W, AFLW (1 month LIBOR + 0.450%, Cap N/A, Floor 0.450%) 0.557%, 8/25/25(1)	21,805	21,920
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 0.596%, 11/25/25(1)	6,053	6,086
KF16, A (1 month LIBOR + 0.630%) 0.716%, 3/25/26(1)	372	372
KF62, A (1 month LIBOR + 0.480%, Cap N/A, Floor 0.480%) 0.566%, 4/25/26(1)	3,243	3,261
KF74, AS (SOFR + 0.530%) 0.540%, 1/25/27(1)	13,356	13,441
KF30, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 0.456%, 3/25/27(1)	2,483	2,485
KF81, AS (SOFR30A + 0.400%) 0.410%, 6/25/27(1)	9,328	9,359
KF33, A (1 month LIBOR + 0.400%, Cap N/A, Floor 0.400%) 0.486%, 6/25/27(1)	2,351	2,353
KSKY, ATE (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 0.446%, 8/25/27(1)	11,000	11,045
KSKY, AT (1 month LIBOR + 0.440%, Cap N/A, Floor 0.440%) 0.526%, 8/25/27(1)	2,500	2,459
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
KF93, AL (1 month LIBOR + 0.280%, Cap N/A, Floor 0.280%) 0.366%, 10/25/27(1)	$11,170	$ 11,190
KS14, AL (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 0.426%, 4/25/30(1)	8,500	8,525
KF79, AS (SOFR30A + 0.580%) 0.590%, 5/25/30(1)	14,593	14,690
KF82, AS (SOFR30A + 0.420%) 0.430%, 6/25/30(1)	5,676	5,710
KF80, AS (SOFR30A + 0.510%) 0.520%, 6/25/30(1)	9,605	9,663
KF92, AL (1 month LIBOR + 0.330%, Cap N/A, Floor 0.330%) 0.416%, 10/25/30(1)	10,000	10,026
KF95, AL (1 month LIBOR + 0.260%, Cap N/A, Floor 0.260%) 0.346%, 11/25/30(1)	4,499	4,507
Federal Home Loan Mortgage Corp. REMIC
3990, UA 2.500%, 1/15/26	3	3
4224, KC 3.000%, 5/15/32	2,966	3,099
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 0.423%, 4/15/34(1)	4,052	4,038
2796, F (1 month LIBOR + 0.500%, Cap 7.000%, Floor 0.500%) 0.573%, 5/15/34(1)	2,557	2,590
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.473%, 8/15/34(1)	6,073	6,149
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.373%, 11/15/34(1)	6,701	6,749
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.373%, 6/15/35(1)	4,332	4,344
3284, BF (1 month LIBOR + 0.300%, Cap 6.750%, Floor 0.300%) 0.373%, 3/15/37(1)	3,545	3,578
4057, CF (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 0.523%, 4/15/39(1)	111	111
4323, CB 2.000%, 3/15/40	268	269
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.423%, 10/15/40(1)	3,120	3,127
3800, AF (1 month LIBOR + 0.500%, Cap 7.000%, Floor 0.500%) 0.573%, 2/15/41(1)	984	998
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.423%, 3/15/41(1)	8,757	8,832
3990, GF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.473%, 3/15/41(1)	3,732	3,748
3954, PF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.573%, 7/15/41(1)	786	793
4547, A 3.000%, 12/15/41	1,165	1,185
	Par Value	Value
Agency—continued
4571, GA 3.000%, 1/15/42	$ 813	$ 826
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.323%, 9/15/42(1)	7,872	7,852
4136, EF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.323%, 11/15/42(1)	3,144	3,151
Federal National Mortgage Association
2016-M3, ASQ2 2.263%, 2/25/23	286	288
Pool #109523 (1 month LIBOR + 0.320%, Cap 98.890%, Floor 0.320%) 0.406%, 9/1/23(1)	21,760	21,751
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 0.688%, 9/25/23(1)	5,073	5,089
Pool #BL0422 (1 month LIBOR + 0.370%, Cap 98.890%, Floor 0.370%) 0.456%, 11/1/23(1)	21,000	20,991
2016-M13, FA (1 month LIBOR + 0.670%, Cap N/A, Floor 0.670%) 0.768%, 11/25/23(1)	1,356	1,360
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 0.646%, 1/1/24(1)	13,586	13,580
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 0.676%, 1/1/24(1)	2,861	2,860
2017-M2, FA (1 month LIBOR + 0.530%, Cap N/A, Floor 0.530%) 0.628%, 2/25/24(1)	2,759	2,759
2017-M11, FA (1 month LIBOR + 0.470%, Cap 6.000%, Floor 0.470%) 0.568%, 9/25/24(1)	1,656	1,658
2017-M13, FA (1 month LIBOR + 0.400%, Cap 6.000%, Floor 0.400%) 0.498%, 10/25/24(1)	1,625	1,624
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 0.712%, 10/25/25(1)	11,297	11,405
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 0.392%, 1/25/26(1)	19,103	19,096
Pool #BL4613 (1 month LIBOR + 0.660%, Cap 97.990%, Floor 0.660%) 0.746%, 9/1/26(1)	8,700	8,668
Pool #BS0309 (SOFR30A + 0.380%, Cap 97.930%, Floor 0.380%) 0.390%, 10/1/28(1)	7,750	7,748
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 0.736%, 2/1/30(1)	6,300	6,298
Pool #MA3929 3.000%, 2/1/30	6,330	6,684
Pool #BL7250 (1 month LIBOR + 0.590%, Cap 98.200%, Floor 0.590%) 0.676%, 6/1/30(1)	18,960	18,953
Pool #BQ2292 2.000%, 8/1/30	21,967	22,760
Pool #CA7127 2.000%, 9/1/30	12,974	13,443

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #CA7533 1.500%, 10/1/30	$ 1,947	$ 1,993
Pool #CA7539 2.000%, 10/1/30	7,947	8,234
Pool #CA7879 2.000%, 11/1/30	12,303	12,750
Pool #CA7884 2.500%, 11/1/30	2,097	2,208
Pool #FM4697 2.500%, 11/1/30	931	977
Pool #CA8350 2.000%, 12/1/30	15,198	15,776
Pool #MA4212 2.500%, 12/1/30	832	877
Pool #FM5348 3.000%, 12/1/30	4,534	4,799
Pool #BS0549 (SOFR30A + 0.410%, Cap 98.400%, Floor 0.410%) 0.420%, 1/1/31(1)	4,520	4,519
Pool #BS0168 (SOFR30A + 0.420%, Cap 98.310%, Floor 0.420%) 0.430%, 1/1/31(1)	31,100	31,092
Pool #MA2820 2.500%, 11/1/31	867	894
Pool #MA2979 2.500%, 4/1/32	880	904
Pool #BO5445 2.500%, 10/1/34	2,219	2,331
Pool #AD0064 (6 month LIBOR + 1.547%, Cap 10.921%, Floor 1.547%) 1.797%, 1/1/35(1)	1,649	1,712
Pool #FM2994 3.000%, 3/1/35	560	591
Pool #CA6847 2.500%, 8/1/35	10,351	10,907
Pool #FM4709 2.500%, 10/1/35	10,947	11,503
Pool #BR1611 2.000%, 1/1/36	4,864	5,027
Pool #MA2496 3.000%, 1/1/36	293	308
Pool #BR0408 2.000%, 2/1/36	5,035	5,198
Pool #BR1354 2.000%, 2/1/36	6,500	6,711
Pool #BR2684 2.000%, 2/1/36	9,736	10,052
Pool #BR3301 2.000%, 2/1/36	12,460	12,865
Pool #BR4741 2.000%, 3/1/36	5,552	5,741
Pool #BR5529 2.500%, 3/1/36	5,413	5,680
Pool #AL2202 (12 month LIBOR + 1.700%, Cap 9.500%, Floor 1.700%) 2.221%, 6/1/36(1)	2,005	2,115
Pool #MA4362 3.000%, 6/1/36	4,843	5,116
Pool #MA4385 3.000%, 7/1/36	1,946	2,048
Pool #AL0960 (12 month LIBOR + 1.694%, Cap 9.765%, Floor 1.694%) 2.190%, 7/1/37(1)	4,252	4,484
	Par Value	Value
Agency—continued
Pool #AL0270 (12 month LIBOR + 1.650%, Cap 10.628%, Floor 1.650%) 2.214%, 8/1/38(1)	$ 1,161	$ 1,225
Pool #AL6516 (12 month LIBOR + 1.759%, Cap 8.683%, Floor 1.759%) 2.239%, 4/1/40(1)	2,826	2,982
Pool #AE0544 (12 month LIBOR + 1.743%, Cap 8.088%, Floor 1.743%) 2.265%, 11/1/40(1)	2,042	2,153
Pool #AL7812 (12 month LIBOR + 1.726%, Cap 8.340%, Floor 1.726%) 2.270%, 11/1/40(1)	4,598	4,847
Pool #AL7477 (12 month LIBOR + 1.797%, Cap 8.671%, Floor 1.797%) 2.313%, 12/1/40(1)	2,431	2,570
Pool #AL0323 (12 month LIBOR + 1.818%, Cap 8.273%, Floor 1.818%) 2.119%, 6/1/41(1)	2,249	2,374
Pool #AL8796 (12 month LIBOR + 1.824%, Cap 8.358%, Floor 1.824%) 2.347%, 9/1/41(1)	6,432	6,796
Pool #AL1886 (12 month LIBOR + 1.746%, Cap 8.429%, Floor 1.746%) 3.430%, 6/1/42(1)	380	401
Pool #AL8872 (12 month LIBOR + 1.800%, Cap 8.327%, Floor 1.800%) 2.255%, 7/1/42(1)	9,171	9,686
Pool #BM4557 (12 month LIBOR + 1.763%, Cap 7.944%, Floor 1.766%) 2.177%, 5/1/45(1)	2,891	3,048
Pool #BO7214 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 2.390%, 7/1/47(1)	4,308	4,484
Pool #BO6296 (U.S. Treasury Yield Curve CMT 1 year + 1.525%, Cap 7.100%, Floor 1.525%) 3.001%, 7/1/47(1)	1,042	1,089
Pool #BM1805 (12 month LIBOR + 1.604%, Cap 7.824%, Floor 1.604%) 2.833%, 9/1/47(1)	9,045	9,345
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.672%, Floor 1.600%) 2.672%, 9/1/48(1)	2,391	2,493
Pool #BM4556 (12 month LIBOR + 1.597%, Cap 8.325%, Floor 1.597%) 3.325%, 10/1/48(1)	5,718	5,998
Pool #BO7215 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 8.144%, Floor 1.650%) 3.054%, 4/1/49(1)	1,530	1,599
Pool #BO7216 (U.S. Treasury Yield Curve CMT 1 year + 1.650%, Cap 7.739%, Floor 1.650%) 2.739%, 5/1/49(1)	475	487
Pool #BP5563 (12 month LIBOR + 1.600%, Cap 7.516%, Floor 1.600%) 2.516%, 4/1/50(1)	4,425	4,617
Pool #BM6378 (12 month LIBOR + 1.607%, Cap 7.481%, Floor 1.607%) 2.481%, 7/1/50(1)	3,283	3,380
Federal National Mortgage Association REMIC
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.492%, 1/25/32(1)	7,548	7,609

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
2013-62, FQ (1 month LIBOR + 0.250%, Cap 7.000%, Floor 0.250%) 0.342%, 9/25/32(1)	$ 4,239	$ 4,277
2013-51, GB 1.500%, 10/25/32	1,450	1,475
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.492%, 5/25/33(1)	7,402	7,467
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.392%, 3/25/35(1)	5,921	5,942
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 0.512%, 5/25/35(1)	10,667	10,740
2005-58, KF (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.592%, 7/25/35(1)	3,736	3,793
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 0.542%, 10/25/35(1)	7,616	7,684
2006-31, FP (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 0.392%, 5/25/36(1)	3,583	3,594
2006-63, FD (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.542%, 7/25/36(1)	4,325	4,377
2006-113, NF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.442%, 9/25/36(1)	3,306	3,321
2007-106, FN (1 month LIBOR + 0.590%, Cap 7.000%, Floor 0.590%) 0.682%, 11/25/37(1)	4,334	4,425
2011-104, FE (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.442%, 3/25/39(1)	1,282	1,283
2011-117, PF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.442%, 7/25/39(1)	1,067	1,067
2011-144, PF (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.542%, 10/25/39(1)	40	40
2011-84, F (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.442%, 1/25/40(1)	401	401
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 1.092%, 1/25/40(1)	3,767	3,855
2012-17, GF (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.542%, 7/25/40(1)	450	451
2010-137, WB 2.525%, 7/25/40(1)	1,447	1,501
2012-71, FP (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 0.442%, 3/25/41(1)	2,716	2,722
2012-17, EF (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.542%, 3/25/41(1)	1,924	1,935
2012-38, PF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 0.492%, 9/25/41(1)	1,148	1,157
2016-2, LA 3.000%, 12/25/41	417	423
	Par Value	Value
Agency—continued
2016-21, BA 3.000%, 3/25/42	$ 3,554	$ 3,614
2012-133, FC (1 month LIBOR + 0.300%, Cap 6.500%, Floor 0.300%) 0.392%, 6/25/42(1)	2,104	2,101
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 0.442%, 8/25/42(1)	5,955	5,917
2017-18, CA 3.000%, 1/25/43	423	431
2013-58, FY (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 0.342%, 2/25/43(1)	3,248	3,254
2016-36, FB (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.592%, 3/25/43(1)	874	878
2017-33, DA 3.500%, 7/25/43	1,684	1,701
2017-104, PA 3.000%, 2/25/46	7,987	8,246
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 0.492%, 4/25/49(1)	12,004	12,198
FRESB Mortgage Trust
2015-SB6, A5 (1 month LIBOR + 0.700%) 0.786%, 9/25/35(1)	1,491	1,492
2016-SB13, A5H (1 month LIBOR + 0.700%) 0.786%, 1/25/36(1)	10,422	10,419
2016-SB16, A5H 0.786%, 5/25/36(1)	8,385	8,371
2016-SB18, A5H 2.110%, 5/25/36(1)	951	950
2016-SB23, A5H 1.980%, 9/25/36(1)	1,140	1,141
2016-SB22, A7H 2.190%, 9/25/36(1)	232	238
2016-SB23, A7H 2.200%, 9/25/36(1)	9,086	9,284
2018-SB50, A5H 3.000%, 4/25/38(1)	924	949
2015-SB3, A5 (1 month LIBOR + 0.700%) 0.786%, 8/25/42(1)	294	294
2016-SB19, A5H (1 month LIBOR + 0.700%) 0.786%, 1/25/46(1)	1,144	1,144
Government National Mortgage Association
2003-57, FA (1 month LIBOR + 0.450%, Cap 7.000%, Floor 0.450%) 0.525%, 7/16/33(1)	3,335	3,356
2003-67, FP (1 month LIBOR + 0.900%, Cap 8.000%, Floor 0.900%) 1.834%, 8/20/33(1)	2,855	2,889
2004-38, FA (1 month LIBOR + 0.400%, Cap 8.000%, Floor 0.400%) 0.475%, 5/16/34(1)	4,278	4,296
2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 0.825%, 10/16/39(1)	5,952	6,061
2011-28, FG (1 month LIBOR + 0.500%, Cap 6.500%, Floor 0.500%) 0.593%, 12/20/40(1)	9,166	9,236
2012-36, LF (1 month LIBOR + 0.330%, Cap 7.000%, Floor 0.330%) 0.423%, 3/20/42(1)	1,498	1,505

See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Agency—continued
2017-95, PG 2.500%, 12/20/45	$ 1,097	$ 1,127
2019-38, BA 2.500%, 8/20/48	10,357	10,573
2016-H22, FJ (1 month LIBOR + 0.390%, Cap N/A, Floor 0.390%) 0.497%, 10/20/66(1)	67	67
Government National Mortgage Association I
Pool #AC3667 1.660%, 8/15/26	1,049	1,065
Pool #778668 3.000%, 12/15/26	451	469
Pool #778776 3.000%, 1/15/27	134	140
Pool #AA8329 2.000%, 2/15/28	518	531
Pool #AF1057 2.000%, 7/15/28	152	157
Government National Mortgage Association II
Pool #4954 3.000%, 2/20/26	164	173
Pool #MA0299 2.500%, 8/20/27	627	651
Pool #MA0908 2.500%, 4/20/28	213	222
Pool #MA1132 2.000%, 7/20/28	8,278	8,489
Pool #CC0194 3.000%, 2/20/36	2,808	2,899
Pool #MA7340 2.500%, 5/20/36	4,997	5,221
Small Business Administration
Pool #510076 (PRIME minus 2.650%) 0.600%, 5/25/27(1)	3,296	3,327
Pool #510083 (PRIME minus 2.650%) 0.600%, 9/25/27(1)	1,055	1,066
Pool #510241 (PRIME minus 2.600%) 0.650%, 10/25/27(1)	3,434	3,484
Pool #510254 (PRIME minus 2.600%) 0.650%, 5/25/28(1)	6,331	6,424
Pool #510228 (PRIME minus 2.500%) 0.750%, 7/25/28(1)	933	950
Pool #510219 (PRIME minus 2.650%) 0.600%, 11/25/28(1)	3,458	3,492
Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	6,015	6,125
Pool #510256 (PRIME minus 2.600%) 0.650%, 12/25/28(1)	6,904	7,005
	Par Value	Value
Agency—continued
Pool #510032 (PRIME minus 2.650%) 0.600%, 6/25/34(1)	$ 3,062	$ 3,092
		1,061,452

Total Mortgage-Backed Securities (Identified Cost $1,054,047)		1,061,452

Total Long-Term Investments—94.1% (Identified Cost $1,054,047)		1,061,452

	Shares
Short-Term Investment—5.0%
Money Market Mutual Fund—5.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	56,927,134	56,927
Total Short-Term Investment (Identified Cost $56,927)		56,927

TOTAL INVESTMENTS—99.1% (Identified Cost $1,110,974)		$1,118,379
Other assets and liabilities, net—0.9%		9,639
NET ASSETS—100.0%		$1,128,018

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Exchange-Traded Futures contracts as of June 30, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
2 Year U.S. Treasury Note Future	September 2021	(132)	$(29,082)	$ 44	$—
5 Year U.S. Treasury Note Future	September 2021	(290)	(35,795)	85	—
Total				$129	$—
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$1,061,452	$ —	$1,061,452
Money Market Mutual Fund	56,927	56,927	—
Other Financial Instruments:
Futures Contracts	129	129	—
Total Investments	$1,118,508	$57,056	$1,061,452
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
Securities held by the Fund with an end of period value of $12,292 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset- Backed Securities
Investments in Securities
Balance as of December 31, 2020:	$ 12,299	$ 12,299
Accrued discount/(premium)	— (a)	— (a)
Change in unrealized appreciation (depreciation)	(7)	(7)
Transfers from Level 3	(12,292)	(12,292)
Balance as of June 30, 2021	$ —	$ —
(a) Amount is less than $500.
See Notes to Financial Statements

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Security—7.0%
U.S. Treasury Notes 1.625%, 5/15/31	$ 770	$ 782
Total U.S. Government Security (Identified Cost $770)		782

Mortgage-Backed Securities—88.1%
Agency—88.1%
Federal Home Loan Mortgage Corp.
Pool #C91912 3.000%, 2/1/37	239	251
Pool #C04123 4.000%, 7/1/42	106	116
Pool #Q10929 3.500%, 9/1/42	155	168
Pool #Q26366 4.000%, 5/1/44	82	91
Pool #V81283 4.000%, 7/1/44	176	193
Pool #G61157 3.500%, 10/1/44	123	132
Pool #V81992 4.000%, 10/1/45	112	121
Pool #Q38473 4.000%, 1/1/46	215	233
Pool #Q39440 4.000%, 3/1/46	175	189
Pool #Q40815 3.500%, 6/1/46	260	282
Pool #ZA4786 3.000%, 12/1/46	146	155
Pool #Q46110 3.500%, 2/1/47	153	164
Pool #ZM4703 3.000%, 11/1/47	129	136
Pool #Q53881 4.500%, 1/1/48	215	234
Pool #ZT0509 3.000%, 8/1/48	132	140
Pool #QA5557 3.000%, 12/1/49	163	172
Pool #QA6331 3.500%, 1/1/50	129	136
Pool #QA8043 3.000%, 3/1/50	152	160
Pool #QA8967 3.000%, 4/1/50	126	132
Pool #QB9831 2.500%, 3/1/51	393	408
Pool #QC2692 3.000%, 6/1/51	136	143
Pool #QC2749 3.000%, 6/1/51	250	262
Pool #QC2869 3.000%, 6/1/51	106	112
Federal National Mortgage Association
Pool #AM8036 2.660%, 3/1/27	303	326
Pool #MA2164 3.500%, 2/1/35	109	117
Pool #AL7497 3.500%, 9/1/40	250	269
	Par Value	Value

Agency—continued
Pool #MA0639 4.000%, 2/1/41	$ 211	$ 231
Pool #AL0215 4.500%, 4/1/41	81	90
Pool #AO8632 3.500%, 7/1/42	244	265
Pool #MA2190 4.000%, 2/1/45	359	393
Pool #MA2341 4.500%, 6/1/45	60	66
Pool #AY8851 4.000%, 8/1/45	94	103
Pool #BE5050 4.000%, 9/1/45	102	113
Pool #AS6640 3.500%, 2/1/46	155	168
Pool #BA4799 4.000%, 2/1/46	190	207
Pool #BE7155 3.500%, 2/1/47	305	330
Pool #BM3564 3.000%, 7/1/47	208	219
Pool #MA3182 3.500%, 11/1/47	142	150
Pool #BH9277 3.500%, 2/1/48	275	290
Pool #BO5325 3.000%, 11/1/49	137	143
Pool #CA5122 3.000%, 2/1/50	98	103
Pool #CA6053 3.000%, 6/1/50	149	156
Pool #FM3878 2.500%, 7/1/50	518	538
Pool #BQ7616 2.500%, 11/1/50	444	460
Pool #FM7290 3.000%, 5/1/51	200	210
Pool #BT1809 3.000%, 6/1/51	200	211
Pool #BT2849 3.000%, 6/1/51	200	211
Government National Mortgage Association I
Pool #AE8170 4.000%, 2/15/44	47	52
Pool #635099 3.000%, 7/15/46	58	62
Pool #774031 3.000%, 8/15/47	107	115
Pool #AD6354 3.000%, 1/15/48	75	81
		9,809

Total Mortgage-Backed Securities (Identified Cost $9,496)		9,809

Total Long-Term Investments—95.1% (Identified Cost $10,266)		10,591

See Notes to Financial Statements

Seix U.S. Mortgage Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	221,282	$ 221
Total Short-Term Investment (Identified Cost $221)		221

TOTAL INVESTMENTS—97.1% (Identified Cost $10,487)		$10,812
Other assets and liabilities, net—2.9%		321
NET ASSETS—100.0%		$11,133
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Mortgage-Backed Securities	$ 9,809	$ —	$ 9,809
U.S. Government Security	782	—	782
Money Market Mutual Fund	221	221	—
Total Investments	$10,812	$221	$10,591
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—26.8%
Agency—8.4%
Federal National Mortgage Association
Pool #AN0777 2.750%, 11/1/21	$ 455	$ 456
Pool #AM2292 (1 month LIBOR + 0.350%, Cap 97.760%, Floor 0.350%) 0.436%, 1/1/23(1)	278	278
Pool #AN4300 (1 month LIBOR + 0.560%, Cap 98.150%, Floor 0.560%) 0.646%, 1/1/24(1)	461	461
FRESB Mortgage Trust
2015-SB7, A5 (1 month LIBOR + 0.700%) 0.786%, 9/25/35(1)	154	152
2016-SB16, A5H 0.786%, 5/25/36(1)	366	365
2016-SB23, A7H 2.200%, 9/25/36(1)	743	759
2018-SB50, A5H 3.000%, 4/25/38(1)	370	380
Small Business Administration Pool #510273 (PRIME minus 2.500%) 0.750%, 11/25/28(1)	1,203	1,225
		4,076

Non-Agency—18.4%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 0.795%, 3/15/37(1)(2)	1,000	994
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	737	764
BX Commercial Mortgage Trust 2018-BIOA, A (1 month LIBOR + 0.671%, Cap N/A, Floor 0.648%)) 144A 0.744%, 3/15/37(1)(2)	1,000	1,001
Cold Storage Trust 2020-ICE5, A (1 month LIBOR + 0.900%, Cap N/A, Floor 0.900%)) 144A 0.973%, 11/15/37(1)(2)	983	988
GS Mortgage Securities Corp. Trust 2021-RENT, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%)) 144A 0.793%, 11/21/35(1)(2)	1,000	1,000
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%)) 144A 1.223%, 5/15/38(1)(2)	1,180	1,185
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, ASB 3.144%, 5/15/45	267	269
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	1,000	1,027
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 1.223%, 2/15/40(1)(2)	255	256
	Par Value	Value

Non-Agency—continued
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%)) 144A 1.082%, 8/15/45(1)(2)	$1,503	$ 1,504
		8,988

Total Mortgage-Backed Securities (Identified Cost $13,015)		13,064

Asset-Backed Securities—10.8%
Credit Card—5.8%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 0.734%, 5/15/28(1)	1,253	1,241
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.843%, 5/14/29(1)	1,100	1,124
World Financial Network Credit Card Master Trust 2018-B, M 3.810%, 7/15/25	450	453
		2,818

Other—1.5%
Taco Bell Funding LLC 2018-1A, A2I 144A 4.318%, 11/25/48(2)	756	757
Student Loan—3.5%
SLM Student Loan Trust
2005-4, A3 (3 month LIBOR + 0.120%) 0.296%, 1/25/27(1)	645	643
2005-7, A4 (3 month LIBOR + 0.150%) 0.326%, 10/25/29(1)	972	967
2005-8, A4 (3 month LIBOR + 0.550%) 0.726%, 1/25/28(1)	88	89
		1,699

Total Asset-Backed Securities (Identified Cost $5,215)		5,274

Corporate Bonds and Notes—38.8%
Communication Services—4.1%
AT&T, Inc. (SOFR + 0.640%) 0.690%, 3/25/24(1)	1,000	1,002
Verizon Communications, Inc. (SOFR + 0.500%) 0.550%, 3/22/24(1)	1,000	1,008
		2,010

Consumer Discretionary—2.5%
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 0.660%, 8/13/21(1)(2)	500	500
Eaton Corp. 2.750%, 11/2/22	494	510
Ralph Lauren Corp. 1.700%, 6/15/22	228	231
		1,241

See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—1.6%
7-Eleven, Inc. 144A 0.800%, 2/10/24(2)	$ 780	$ 778
Energy—4.0%
HollyFrontier Corp. 2.625%, 10/1/23	753	779
Marathon Petroleum Corp. 4.500%, 5/1/23	445	475
Pioneer Natural Resources Co. 0.750%, 1/15/24	705	704
		1,958

Financials—13.8%
Barclays plc 1.007%, 12/10/24	630	632
Citigroup, Inc. (3 month LIBOR + 1.070%) 1.198%, 12/8/21(1)	450	452
Credit Suisse AG
0.495%, 2/2/24	465	463
(SOFR + 0.450%) 0.480%, 2/4/22(1)	535	536
General Motors Financial Co., Inc. 1.700%, 8/18/23	1,185	1,210
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 0.547%, 9/10/24(1)	1,000	999
Hyundai Capital America 144A 0.875%, 6/14/24(2)	374	372
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 0.495%, 8/6/21(1)(2)	440	440
PNC Bank NA (3 month LIBOR + 0.430%) 0.553%, 12/9/22(1)	750	751
Wells Fargo & Co.
2.100%, 7/26/21	380	381
1.654%, 6/2/24	457	467
		6,703

Health Care—1.6%
AbbVie, Inc. (3 month LIBOR + 0.460%) 0.610%, 11/19/21(1)	800	801
Industrials—4.6%
Boeing Co. (The) 4.508%, 5/1/23	1,140	1,215
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(2)	574	603
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 1/15/26	388	412
		2,230

Information Technology—2.3%
Intuit, Inc. 0.650%, 7/15/23	371	373
Skyworks Solutions, Inc. 0.900%, 6/1/23	733	735
		1,108

	Par Value	Value

Materials—2.1%
Martin Marietta Materials, Inc. 0.650%, 7/15/23	$ 310	$ 311
Newmont Corp. 3.500%, 3/15/22	685	695
		1,006

Utilities—2.2%
Pacific Gas and Electric Co. 1.750%, 6/16/22	542	542
Southern Co. (The) 2.950%, 7/1/23	500	521
		1,063

Total Corporate Bonds and Notes (Identified Cost $18,732)		18,898

Total Long-Term Investments—76.4% (Identified Cost $36,962)		37,236

	Shares
Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	1,064,382	1,064
Total Short-Term Investment (Identified Cost $1,064)		1,064

TOTAL INVESTMENTS—78.6% (Identified Cost $38,026)		$38,300
Other assets and liabilities, net—21.4%		10,401
NET ASSETS—100.0%		$48,701

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $12,169 or 25.0% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
Country Weightings†
United States	94%
Switzerland	3
United Kingdom	2
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 5,274	$ —	$ 5,274
Corporate Bonds and Notes	18,898	—	18,898
Mortgage-Backed Securities	13,064	—	13,064
Money Market Mutual Fund	1,064	1,064	—
Total Investments	$38,300	$1,064	$37,236
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Assets
Investment in securities at value(1)(2)	$ 115,752	$ 175,358	$ 2,270,617
Cash	1,043	186	56,850
Due from broker	—	724	—
Cash pledged as collateral for cleared swaps	—	336	—
Margin due from counterparty on cleared swaps	—	— (a)	—
Receivables
Investment securities sold	3,959	—	106,701
Fund shares sold	35	511	14,065
Dividends and interest	415	1,093	6,343
Securities lending income	— (a)	— (a)	—
Prepaid Trustees’ retainer	1	1	23
Prepaid expenses	29	37	66
Other assets	10	9	174
Total assets	121,244	178,255	2,454,839
Liabilities
Swaps at value(3)	—	725	—
Payables
Fund shares repurchased	119	135	4,521
Investment securities purchased	4,056	33,383	252,629
Collateral on securities loaned	376	1,098	—
Dividend distributions	— (a)	2	885
Investment advisory fees	13	29	575
Distribution and service fees	2	3	22
Administration and accounting fees	11	10	177
Transfer agent and sub-transfer agent fees and expenses	24	34	518
Professional fees	16	12	16
Trustee deferred compensation plan	10	9	174
Interest expense and/or commitment fees	— (a)	— (a)	81
Other accrued expenses	14	4	200
Unrealized depreciation on unfunded loan commitments(b)	—	—	127
Total liabilities	4,641	35,444	259,925
Net Assets	$ 116,603	$ 142,811	$ 2,194,914
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 114,037	$ 138,689	$ 2,923,854
Accumulated earnings (loss)	2,566	4,122	(728,940)
Net Assets	$ 116,603	$ 142,811	$ 2,194,914
Net Assets:
Class A	$ 9,032	$ 8,798	$ 39,918
Class C	$ —	$ 1,260	$ 16,464
Class I	$ 106,120	$ 132,655	$ 1,961,474
Class R6	$ 1,451	$ 98	$ 177,058
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	798,077	915,822	4,838,857
Class C	—	131,780	1,994,895
Class I	9,373,765	13,881,189	237,727,349
Class R6	128,195	10,256	21,442,191
Net Asset Value and Redemption Price Per Share:*
Class A	$ 11.32	$ 9.61	$ 8.25
Class C	$ —	$ 9.56	$ 8.25
Class I	$ 11.32	$ 9.56	$ 8.25
Class R6	$ 11.32	$ 9.55	$ 8.26
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.76	$ 9.98	$ 8.48
Maximum Sales Charge - Class A	3.75%	3.75%	2.75%
(1) Investment in securities at cost	$ 112,105	$ 170,745	$ 2,275,596
(2) Market value of securities on loan	$ 366	$ 1,069	$ —
(3) Includes premiums paid (received) on swaps	$ —	$ (575)	$ —

(a)	Amount is less than $500.
(b)	See Note 2l in Notes to Financial Statements.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Assets
Investment in securities at value(1)(2)	$ 75,007	$ 230,114	$ 455,727
Cash	1,140	1,429	5,459
Receivables
Investment securities sold	—	340	681
Fund shares sold	34	75	864
Dividends and interest	705	3,792	6,880
Securities lending income	—	3	4
Prepaid Trustees’ retainer	1	2	5
Prepaid expenses	15	20	53
Other assets	6	18	37
Total assets	76,908	235,793	469,710
Liabilities
Payables
Fund shares repurchased	52	309	1,677
Investment securities purchased	8,069	3,618	5,850
Collateral on securities loaned	—	3,919	2,676
Dividend distributions	35	42	215
Investment advisory fees	12	61	129
Distribution and service fees	1	4	4
Administration and accounting fees	6	19	38
Transfer agent and sub-transfer agent fees and expenses	15	70	79
Professional fees	16	17	18
Trustee deferred compensation plan	6	18	37
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	2	19	27
Total liabilities	8,214	8,096	10,750
Net Assets	$ 68,694	$ 227,697	$ 458,960
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 65,275	$ 317,136	$ 495,610
Accumulated earnings (loss)	3,419	(89,439)	(36,650)
Net Assets	$ 68,694	$ 227,697	$ 458,960
Net Assets:
Class A	$ 7,293	$ 18,617	$ 18,406
Class I	$ 61,401	$ 198,193	$ 422,579
Class R6	$ —	$ 10,887	$ 17,975
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	590,065	2,854,102	2,131,021
Class I	4,969,419	30,429,378	47,698,082
Class R6	—	1,672,339	2,027,922
Net Asset Value and Redemption Price Per Share:*
Class A	$ 12.36	$ 6.52	$ 8.64
Class I	$ 12.36	$ 6.51	$ 8.86
Class R6	$ —	$ 6.51	$ 8.86
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.71	$ 6.77	$ 8.98
Maximum Sales Charge - Class A	2.75%	3.75%	3.75%
(1) Investment in securities at cost	$ 71,969	$ 222,757	$ 443,625
(2) Market value of securities on loan	$ —	$ 3,758	$ 2,592

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Assets
Investment in securities at value(1)	$ 322,158	$ 12,111	$ 10,129
Cash	5,822	118	302
Receivables
Investment securities sold	2,648	—	—
Fund shares sold	57	— (a)	— (a)
Receivable from adviser	—	8	11
Dividends and interest	2,524	27	72
Prepaid Trustees’ retainer	3	— (a)	— (a)
Prepaid expenses	22	17	14
Other assets	23	1	1
Total assets	333,257	12,282	10,529
Liabilities
Payables
Fund shares repurchased	1,447	37	49
Investment securities purchased	59,401	98	590
Dividend distributions	472	— (a)	6
Investment advisory fees	55	—	—
Distribution and service fees	2	2	— (a)
Administration and accounting fees	23	2	1
Transfer agent and sub-transfer agent fees and expenses	102	6	3
Professional fees	10	16	16
Trustee deferred compensation plan	23	1	1
Interest expense and/or commitment fees	1	— (a)	— (a)
Other accrued expenses	19	1	—
Total liabilities	61,555	163	666
Net Assets	$ 271,702	$ 12,119	$ 9,863
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 260,425	$ 11,963	$ 9,652
Accumulated earnings (loss)	11,277	156	211
Net Assets	$ 271,702	$ 12,119	$ 9,863
Net Assets:
Class A	$ 8,238	$ 5,465	$ 1,394
Class C	$ —	$ 1,259	$ —
Class I	$ 263,464	$ 5,395	$ 8,469
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	692,567	535,682	139,111
Class C	—	123,478	—
Class I	22,176,919	530,336	844,595
Net Asset Value and Redemption Price Per Share:*
Class A	$ 11.89	$ 10.20	$ 10.02
Class C	$ —	$ 10.20	$ —
Class I	$ 11.88	$ 10.17	$ 10.03
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.23	$ 10.43	$ 10.25
Maximum Sales Charge - Class A	2.75%	2.25%	2.25%
(1) Investment in securities at cost	$ 312,974	$ 12,006	$ 9,991

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Assets
Investment in securities at value(1)(2)	$ 419,977	$ 1,118,379	$ 10,812
Cash	6,300	7,405	314
Due from broker	1,420	4	—
Cash pledged as collateral for futures	—	278	—
Cash pledged as collateral for cleared swaps	1,236	—	—
Margin due from counterparty on cleared swaps	3	—	—
Receivables
Investment securities sold	—	1,467	—
Fund shares sold	1,275	1,688	2
Receivable from adviser	—	—	5
Dividends and interest	1,846	1,104	27
Securities lending income	1	—	—
Prepaid Trustees’ retainer	4	10	— (a)
Prepaid expenses	44	25	18
Other assets	34	91	1
Total assets	432,140	1,130,451	11,179
Liabilities
Variation margin payable on futures contracts	—	21	—
Swaps at value(3)	2,663	—	—
Payables
Fund shares repurchased	446	691	14
Investment securities purchased	6,733	1,034	—
Collateral on securities loaned	1,344	—	—
Dividend distributions	14	44	3
Investment advisory fees	41	100	—
Distribution and service fees	3	4	1
Administration and accounting fees	35	92	2
Transfer agent and sub-transfer agent fees and expenses	83	250	9
Professional fees	19	21	16
Trustee deferred compensation plan	34	91	1
Interest expense and/or commitment fees	1	2	— (a)
Other accrued expenses	32	83	—
Total liabilities	11,448	2,433	46
Net Assets	$ 420,692	$ 1,128,018	$ 11,133
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 411,946	$ 1,126,439	$ 10,711
Accumulated earnings (loss)	8,746	1,579	422
Net Assets	$ 420,692	$ 1,128,018	$ 11,133
Net Assets:
Class A	$ 13,252	$ 19,173	$ 5,151
Class C	$ —	$ —	$ 271
Class I	$ 282,685	$ 1,002,905	$ 5,711
Class R6	$ 124,755	$ 105,940	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,132,605	1,911,045	459,381
Class C	—	—	24,081
Class I	24,988,885	99,968,149	508,512
Class R6	11,031,545	10,545,105	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 11.70	$ 10.03	$ 11.21
Class C	$ —	$ —	$ 11.23
Class I	$ 11.31	$ 10.03	$ 11.23
Class R6	$ 11.31	$ 10.05	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.16	$ —	$ 11.47
Maximum Sales Charge - Class A	3.75%	—%	2.25%
(1) Investment in securities at cost	$ 406,689	$ 1,110,974	$ 10,487
(2) Market value of securities on loan	$ 1,306	$ —	$ —
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
(3) Includes premiums paid (received) on swaps	$ (2,113)	$ —	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
Seix Ultra-Short Bond Fund
Assets
Investment in securities at value(1)	$ 38,300
Cash	586
Receivables
Investment securities sold	57
Fund shares sold	10,000
Receivable from adviser	7
Dividends and interest	89
Prepaid Trustees’ retainer	— (a)
Prepaid expenses	26
Other assets	3
Total assets	49,068
Liabilities
Payables
Fund shares repurchased	18
Investment securities purchased	310
Dividend distributions	1
Distribution and service fees	1
Administration and accounting fees	4
Transfer agent and sub-transfer agent fees and expenses	9
Professional fees	16
Trustee deferred compensation plan	3
Interest expense and/or commitment fees	— (a)
Other accrued expenses	5
Total liabilities	367
Net Assets	$ 48,701
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 49,038
Accumulated earnings (loss)	(337)
Net Assets	$ 48,701
Net Assets:
Class A	$ 4,282
Class I	$ 44,419
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	429,172
Class I	4,454,852
Net Asset Value and Redemption Price Per Share:*
Class A	$ 9.98
Class I	$ 9.97
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ —
Maximum Sales Charge - Class A	—%
(1) Investment in securities at cost	$ 38,026

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Seix Core Bond Fund	Seix Corporate Bond Fund	Seix Floating Rate High Income Fund
Investment Income
Dividends	$ 1	$ —(1)	$ 44
Interest	1,024	1,548	40,365
Securities lending, net of fees	3	1	—
Total investment income	1,028	1,549	40,409
Expenses
Investment advisory fees	192	220	4,086
Distribution and service fees, Class A	12	11	46
Distribution and service fees, Class C	—	7	92
Administration and accounting fees	80	59	964
Transfer agent fees and expenses	32	23	418
Sub-transfer agent fees and expenses, Class A	7	5	15
Sub-transfer agent fees and expenses, Class C	—	— (1)	5
Sub-transfer agent fees and expenses, Class I	71	54	980
Custodian fees	1	—	2
Printing fees and expenses	6	5	57
Professional fees	15	14	32
Interest expense and/or commitment fees	— (1)	— (1)	293
Registration fees	22	28	67
Trustees’ fees and expenses	6	4	51
Miscellaneous expenses	16	9	188
Total expenses	460	439	7,296
Less net expenses reimbursed and/or waived by investment adviser(2)	(68)	(36)	(948)
Less low balance account fees	—	— (1)	—
Net expenses	392	403	6,348
Net investment income (loss)	636	1,146	34,061
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(842)	(332)	(51,201)
Swaps	—	(91)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,857)	(2,861)	87,771
Swaps	—	(150)	—
Net realized and unrealized gain (loss) on investments	(3,699)	(3,434)	36,570
Net increase (decrease) in net assets resulting from operations	$(3,063)	$(2,288)	$ 70,631

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Seix High Grade Municipal Bond Fund	Seix High Income Fund	Seix High Yield Fund
Investment Income
Dividends	$ 2	$ 2	$ 5
Interest	589	6,347	10,326
Securities lending, net of fees	—	21	22
Total investment income	591	6,370	10,353
Expenses
Investment advisory fees	186	626	953
Distribution and service fees, Class A	6	25	18
Administration and accounting fees	40	116	214
Transfer agent fees and expenses	15	48	88
Sub-transfer agent fees and expenses, Class A	1	13	9
Sub-transfer agent fees and expenses, Class I	31	141	175
Custodian fees	— (1)	1	1
Printing fees and expenses	3	8	14
Professional fees	14	15	18
Interest expense and/or commitment fees	— (1)	1	1
Registration fees	15	25	37
Trustees’ fees and expenses	2	7	12
Miscellaneous expenses	4	17	24
Total expenses	317	1,043	1,564
Less net expenses reimbursed and/or waived by investment adviser(2)	(96)	(248)	(202)
Net expenses	221	795	1,362
Net investment income (loss)	370	5,575	8,991
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	385	1,813	4,923
Net change in unrealized appreciation (depreciation) on:
Investments	(636)	366	(2,769)
Net realized and unrealized gain (loss) on investments	(251)	2,179	2,154
Net increase (decrease) in net assets resulting from operations	$ 119	$7,754	$11,145

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund	Seix Short-Term Bond Fund	Seix Short-Term Municipal Bond Fund
Investment Income
Dividends	$ 10	$ —(1)	$ —(1)
Interest	1,809	81	47
Total investment income	1,819	81	47
Expenses
Investment advisory fees	715	29	20
Distribution and service fees, Class A	11	6	1
Distribution and service fees, Class C	—	9	—
Administration and accounting fees	145	11	10
Transfer agent fees and expenses	59	3	3
Sub-transfer agent fees and expenses, Class A	3	1	—
Sub-transfer agent fees and expenses, Class C	—	1	—
Sub-transfer agent fees and expenses, Class I	164	5	8
Custodian fees	— (1)	— (1)	— (1)
Printing fees and expenses	10	1	1
Professional fees	16	14	13
Interest expense and/or commitment fees	1	— (1)	— (1)
Registration fees	24	18	15
Trustees’ fees and expenses	9	1	— (1)
Miscellaneous expenses	10	3	1
Total expenses	1,167	102	72
Less net expenses reimbursed and/or waived by investment adviser(2)	(359)	(48)	(50)
Net expenses	808	54	22
Net investment income (loss)	1,011	27	25
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,106	78	78
Net change in unrealized appreciation (depreciation) on:
Investments	(2,864)	(133)	(119)
Net realized and unrealized gain (loss) on investments	(758)	(55)	(41)
Net increase (decrease) in net assets resulting from operations	$ 253	$ (28)	$ (16)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund	Seix U.S. Mortgage Fund
Investment Income
Dividends	$ 2	$ 10	$ —(1)
Interest	3,494	3,681	44
Securities lending, net of fees	11	—	1
Total investment income	3,507	3,691	45
Expenses
Investment advisory fees	529	1,134	29
Distribution and service fees, Class A	17	41	6
Distribution and service fees, Class C	—	—	2
Administration and accounting fees	213	587	11
Transfer agent fees and expenses	89	247	3
Sub-transfer agent fees and expenses, Class A	12	4	18
Sub-transfer agent fees and expenses, Class I	166	629	6
Custodian fees	1	2	— (1)
Printing fees and expenses	14	38	1
Professional fees	18	21	14
Interest expense and/or commitment fees	1	3	— (1)
Registration fees	53	48	18
Trustees’ fees and expenses	13	36	1
Miscellaneous expenses	30	37	2
Total expenses	1,156	2,827	111
Less net expenses reimbursed and/or waived by investment adviser(2)	(257)	(439)	(53)
Net expenses	899	2,388	58
Net investment income (loss)	2,608	1,303	(13)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,465)	(167)	178
Futures	—	(52)	—
Swaps	(321)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(5,646)	(349)	(295)
Futures	—	129	—
Swaps	(550)	—	—
Net realized and unrealized gain (loss) on investments	(8,982)	(439)	(117)
Net increase (decrease) in net assets resulting from operations	$(6,374)	$ 864	$(130)

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
Seix Ultra-Short Bond Fund
Investment Income
Dividends	$ —(1)
Interest	255
Total investment income	255
Expenses
Investment advisory fees	48
Distribution and service fees, Class A	6
Administration and accounting fees	25
Transfer agent fees and expenses	9
Sub-transfer agent fees and expenses, Class A	1
Sub-transfer agent fees and expenses, Class I	16
Custodian fees	— (1)
Printing fees and expenses	2
Professional fees	14
Interest expense and/or commitment fees	— (1)
Registration fees	14
Trustees’ fees and expenses	1
Miscellaneous expenses	7
Total expenses	143
Less net expenses reimbursed and/or waived by investment adviser(2)	(52)
Net expenses	91
Net investment income (loss)	164
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	38
Net change in unrealized appreciation (depreciation) on:
Investments	(1)
Net realized and unrealized gain (loss) on investments	37
Net increase (decrease) in net assets resulting from operations	$201

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Seix Core Bond Fund		Seix Corporate Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 636	$ 1,364	$ 1,146	$ 1,696
Net realized gain (loss)	(842)	4,202	(423)	3,853
Net change in unrealized appreciation (depreciation)	(2,857)	5,015	(3,011)	5,572
Increase (decrease) in net assets resulting from operations	(3,063)	10,581	(2,288)	11,121
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(35)	(327)	(93)	(447)
Class C	—	—	(9)	(60)
Class I	(595)	(5,327)	(1,223)	(5,456)
Class R6	(7)	(57)	(1)	(4)
Total dividends and distributions to shareholders	(637)	(5,711)	(1,326)	(5,967)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,699)	1,228	309	2,634
Class C	—	—	(51)	633
Class I	(78,164)	89,947	32,070	66,410
Class R6	(57)	(606)	—	100
Increase (decrease) in net assets from capital transactions	(79,920)	90,569	32,328	69,777
Net increase (decrease) in net assets	(83,620)	95,439	28,714	74,931
Net Assets
Beginning of period	200,223	104,784	114,097	39,166
End of Period	$ 116,603	$ 200,223	$ 142,811	$ 114,097
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Floating Rate High Income Fund		Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 34,061	$ 90,284	$ 370	$ 821
Net realized gain (loss)	(51,201)	(236,209)	385	1,981
Net change in unrealized appreciation (depreciation)	87,771	27,799	(636)	1,856
Increase (decrease) in net assets resulting from operations	70,631	(118,126)	119	4,658
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(592)	(1,489)	(55)	(278)
Class C	(244)	(902)	—	—
Class I	(29,991)	(76,765)	(523)	(2,584)
Class R6	(3,102)	(12,298)	—	—
Total dividends and distributions to shareholders	(33,929)	(91,454)	(578)	(2,862)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	3,978	(10,319)	(284)	535
Class C	(5,769)	(13,980)	—	—
Class I	402,197	(1,004,745)	(12,193)	19,100
Class R6	31,318	(373,965)	—	—
Increase (decrease) in net assets from capital transactions	431,724	(1,403,009)	(12,477)	19,635
Net increase (decrease) in net assets	468,426	(1,612,589)	(12,936)	21,431
Net Assets
Beginning of period	1,726,488	3,339,077	81,630	60,199
End of Period	$ 2,194,914	$ 1,726,488	$ 68,694	$ 81,630
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix High Income Fund		Seix High Yield Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,575	$ 12,004	$ 8,991	$ 15,294
Net realized gain (loss)	1,813	(7,102)	4,923	6,887
Net change in unrealized appreciation (depreciation)	366	3,906	(2,769)	10,083
Increase (decrease) in net assets resulting from operations	7,754	8,808	11,145	32,264
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(466)	(1,081)	(294)	(275)
Class I	(4,809)	(10,159)	(8,266)	(14,542)
Class R6	(238)	(755)	(310)	(419)
Total dividends and distributions to shareholders	(5,513)	(11,995)	(8,870)	(15,236)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,684)	(5,511)	6,697	6,415
Class I	(7,322)	(30,506)	58,379	54,159
Class R6	1,649	(24,334)	6,013	5,442
Increase (decrease) in net assets from capital transactions	(7,357)	(60,351)	71,089	66,016
Net increase (decrease) in net assets	(5,116)	(63,538)	73,364	83,044
Net Assets
Beginning of period	232,813	296,351	385,596	302,552
End of Period	$ 227,697	$ 232,813	$ 458,960	$ 385,596
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Investment Grade Tax-Exempt Bond Fund		Seix Short-Term Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,011	$ 2,936	$ 27	$ 124
Net realized gain (loss)	2,106	7,902	78	235
Net change in unrealized appreciation (depreciation)	(2,864)	5,316	(133)	154
Increase (decrease) in net assets resulting from operations	253	16,154	(28)	513
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(69)	(291)	(12)	(48)
Class C	—	—	—	(1)
Class I	(2,431)	(9,962)	(19)	(74)
Total dividends and distributions to shareholders	(2,500)	(10,253)	(31)	(123)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(595)	(546)	(790)	3,790
Class C	—	—	(815)	1,307
Class I	(23,057)	(12,363)	(1,931)	2,039
Increase (decrease) in net assets from capital transactions	(23,652)	(12,909)	(3,536)	7,136
Net increase (decrease) in net assets	(25,899)	(7,008)	(3,595)	7,526
Net Assets
Beginning of period	297,601	304,609	15,714	8,188
End of Period	$ 271,702	$ 297,601	$ 12,119	$ 15,714
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Short-Term Municipal Bond Fund		Seix Total Return Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 25	$ 84	$ 2,608	$ 5,104
Net realized gain (loss)	78	224	(2,786)	14,104
Net change in unrealized appreciation (depreciation)	(119)	110	(6,196)	15,763
Increase (decrease) in net assets resulting from operations	(16)	418	(6,374)	34,971
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(16)	(23)	(54)	(391)
Class I	(106)	(204)	(1,484)	(7,922)
Class R6	—	—	(729)	(2,773)
Total dividends and distributions to shareholders	(122)	(227)	(2,267)	(11,086)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(61)	(81)	617	(13,879)
Class I	(3,661)	1,245	(7,221)	58,104
Class R	—	—	—	—
Class R6	—	—	4,206	57,411
Increase (decrease) in net assets from capital transactions	(3,722)	1,164	(2,398)	101,636
Net increase (decrease) in net assets	(3,860)	1,355	(11,039)	125,521
Net Assets
Beginning of period	13,723	12,368	431,731	306,210
End of Period	$ 9,863	$ 13,723	$ 420,692	$ 431,731
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix U.S. Government Securities Ultra-Short Bond Fund		Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,303	$ 7,614	$ (13)	$ 93
Net realized gain (loss)	(219)	(124)	178	298
Net change in unrealized appreciation (depreciation)	(220)	4,410	(295)	117
Increase (decrease) in net assets resulting from operations	864	11,900	(130)	508
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6)	(94)	(66)	(68)
Class C	—	—	(2)	(1)
Class I	(1,380)	(7,500)	(87)	(136)
Class R6	(183)	(313)	—	—
Total dividends and distributions to shareholders	(1,569)	(7,907)	(155)	(205)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(13,853)	19,270	(1,118)	(374)
Class C	—	—	(221)	110
Class I	(86,715)	221,890	(4,114)	(4,684)
Class R6	18,639	61,689	—	—
Increase (decrease) in net assets from capital transactions	(81,929)	302,849	(5,453)	(4,948)
Net increase (decrease) in net assets	(82,634)	306,842	(5,738)	(4,645)
Net Assets
Beginning of period	1,210,652	903,810	16,871	21,516
End of Period	$ 1,128,018	$ 1,210,652	$ 11,133	$ 16,871
See Notes to Financial Statements

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 164	$ 594
Net realized gain (loss)	38	(520)
Net change in unrealized appreciation (depreciation)	(1)	186
Increase (decrease) in net assets resulting from operations	201	260
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(12)	(34)
Class I	(152)	(559)
Total dividends and distributions to shareholders	(164)	(593)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	89	1,091
Class I	(325)	(3,152)
Increase (decrease) in net assets from capital transactions	(236)	(2,061)
Net increase (decrease) in net assets	(199)	(2,394)
Net Assets
Beginning of period	48,900	51,294
End of Period	$ 48,701	$ 48,900
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix Core Bond Fund
Class A
1/1/21 to 6/30/21(6)	$11.52	0.04	(0.20)	(0.16)	(0.04)	—	—	(0.04)	(0.20)	$11.32	(1.39) %	$ 9,032	0.64%	0.87%	0.72%	88%
1/1/20 to 12/31/20	10.91	0.10	0.87	0.97	(0.11)	—	(0.25)	(0.36)	0.61	11.52	8.91	10,943	0.64	0.89	0.88	221
1/1/19 to 12/31/19	10.36	0.22	0.55	0.77	(0.22)	—	—	(0.22)	0.55	10.91	7.48	9,183	0.64	0.91	2.03	197
1/1/18 to 12/31/18	10.63	0.22	(0.25)	(0.03)	(0.23)	(0.01)	—	(0.24)	(0.27)	10.36	(0.28)	5,993	0.64	0.89	2.18	172
4/1/17 to 12/31/17(7)	10.56	0.14	0.08	0.22	(0.12)	(0.03)	—	(0.15)	0.07	10.63	2.12	8,433	0.65 (8)	0.79	1.73	130
4/1/16 to 3/31/17	10.86	0.16	(0.06)	0.10	(0.19)	—	(0.21)	(0.40)	(0.30)	10.56	0.90	10,363	0.64	0.64	1.45	210
4/1/15 to 3/31/16	11.04	0.18	(0.07)	0.11	(0.20)	—	(0.09)	(0.29)	(0.18)	10.86	1.01	10,170	0.65	0.65	1.65	232
Class I
1/1/21 to 6/30/21(6)	$11.53	0.05	(0.21)	(0.16)	(0.05)	—	—	(0.05)	(0.21)	$11.32	(1.41) %	$ 106,120	0.50%	0.58%	0.84%	88%
1/1/20 to 12/31/20	10.91	0.10	0.89	0.99	(0.12)	—	(0.25)	(0.37)	0.62	11.53	9.15	187,741	0.50	0.59	0.90	221
1/1/19 to 12/31/19	10.36	0.24	0.54	0.78	(0.23)	—	—	(0.23)	0.55	10.91	7.63	93,576	0.50	0.64	2.21	197
1/1/18 to 12/31/18	10.63	0.24	(0.26)	(0.02)	(0.24)	(0.01)	—	(0.25)	(0.27)	10.36	(0.14)	136,247	0.50	0.62	2.31	172
4/1/17 to 12/31/17(7)	10.57	0.15	0.07	0.22	(0.13)	(0.03)	—	(0.16)	0.06	10.63	2.13	186,029	0.51 (8)	0.58	1.87	130
4/1/16 to 3/31/17	10.86	0.17	(0.04)	0.13	(0.21)	—	(0.21)	(0.42)	(0.29)	10.57	1.15	199,622	0.49	0.49	1.58	210
4/1/15 to 3/31/16	11.04	0.20	(0.08)	0.12	(0.21)	—	(0.09)	(0.30)	(0.18)	10.86	1.18	255,522	0.48	0.48	1.82	232
Class R6*
1/1/21 to 6/30/21(6)	$11.53	0.06	(0.22)	(0.16)	(0.05)	—	—	(0.05)	(0.21)	$11.32	(1.34) %	$ 1,451	0.36%	0.48%	1.00%	88%
1/1/20 to 12/31/20	10.91	0.14	0.87	1.01	(0.14)	—	(0.25)	(0.39)	0.62	11.53	9.31	1,539	0.36	0.49	1.21	221
1/1/19 to 12/31/19	10.36	0.23	0.57	0.80	(0.25)	—	—	(0.25)	0.55	10.91	7.78	2,025	0.36	0.50	2.12	197
1/1/18 to 12/31/18	10.63	0.25	(0.26)	(0.01)	(0.25)	(0.01)	—	(0.26)	(0.27)	10.36	(0.02)	114	0.36	0.48	2.40	172
4/1/17 to 12/31/17(7)	10.57	0.16	0.08	0.24	(0.15)	(0.03)	—	(0.18)	0.06	10.63	2.24	3,279	0.36	0.46	1.96	130
4/1/16 to 3/31/17	10.86	0.19	(0.05)	0.14	(0.22)	—	(0.21)	(0.43)	(0.29)	10.57	1.29	1,352	0.35	0.35	1.78	210
8/3/15 to 3/31/16(9)	10.77	0.14	0.13	0.27	(0.15)	—	(0.03)	(0.18)	0.09	10.86	2.51	22	0.34	0.34	2.00	232

Seix Corporate Bond Fund
Class A
1/1/21 to 6/30/21(6)	$ 9.89	0.09	(0.27)	(0.18)	(0.08)	—	(0.02)	(0.10)	(0.28)	$ 9.61	(1.83) %	$ 8,798	0.95%	1.02%	1.88%	53%
1/1/20 to 12/31/20	8.95	0.20	1.34	1.54	(0.24)	—	(0.36)	(0.60)	0.94	9.89	17.44	8,765	0.95	1.03	2.07	135
1/1/19 to 12/31/19	8.15	0.23	0.78	1.01	(0.21)	—	—	(0.21)	0.80	8.95	12.47	5,599	0.95	1.10	2.69	118
1/1/18 to 12/31/18	8.76	0.26	(0.60)	(0.34)	(0.25)	—	(0.02)	(0.27)	(0.61)	8.15	(3.90)	345	0.95	1.35	3.08	299
4/1/17 to 12/31/17(7)	8.69	0.18	0.21	0.39	(0.16)	—	(0.16)	(0.32)	0.07	8.76	4.53	363	0.95	1.34	2.68	80
4/1/16 to 3/31/17	8.50	0.24	0.27	0.51	(0.24)	—	(0.08)	(0.32)	0.19	8.69	6.01	591	0.95	1.15	2.75	182
4/1/15 to 3/31/16	8.99	0.23	(0.29)	(0.06)	(0.22)	(0.01)	(0.20)	(0.43)	(0.49)	8.50	(0.52)	500	0.95	1.11	2.68	84
Class C
1/1/21 to 6/30/21(6)	$ 9.84	0.05	(0.26)	(0.21)	(0.05)	—	(0.02)	(0.07)	(0.28)	$ 9.56	(2.08) %	$ 1,260	1.65%	1.72%	1.17%	53%
1/1/20 to 12/31/20	8.91	0.13	1.33	1.46	(0.17)	—	(0.36)	(0.53)	0.93	9.84	16.57	1,365	1.65	1.78	1.34	135
1/1/19 to 12/31/19	8.11	0.16	0.78	0.94	(0.14)	—	—	(0.14)	0.80	8.91	11.60	671	1.65	1.84	1.87	118
1/1/18 to 12/31/18	8.72	0.20	(0.60)	(0.40)	(0.19)	—	(0.02)	(0.21)	(0.61)	8.11	(4.61)	5,459	1.65	2.12	2.37	299
4/1/17 to 12/31/17(7)	8.65	0.13	0.21	0.34	(0.11)	—	(0.16)	(0.27)	0.07	8.72	4.02	6,518	1.62	2.10	2.02	80
4/1/16 to 3/31/17	8.46	0.18	0.27	0.45	(0.18)	—	(0.08)	(0.26)	0.19	8.65	5.29	7,369	1.65	1.82	2.03	182
4/1/15 to 3/31/16	8.95	0.17	(0.29)	(0.12)	(0.16)	(0.01)	(0.20)	(0.37)	(0.49)	8.46	(1.22)	8,105	1.65	1.80	2.01	84
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Corporate Bond Fund (Continued)
Class I
1/1/21 to 6/30/21(6)	$ 9.84	0.10	(0.27)	(0.17)	(0.09)	—	(0.02)	(0.11)	(0.28)	$ 9.56	(1.73) %	$ 132,655	0.70%	0.77%	2.11%	53%
1/1/20 to 12/31/20	8.90	0.22	1.35	1.57	(0.27)	—	(0.36)	(0.63)	0.94	9.84	17.82	103,866	0.70	0.80	2.26	135
1/1/19 to 12/31/19	8.11	0.25	0.77	1.02	(0.23)	—	—	(0.23)	0.79	8.90	12.66	32,896	0.70	0.86	2.90	118
1/1/18 to 12/31/18	8.73	0.27	(0.60)	(0.33)	(0.27)	—	(0.02)	(0.29)	(0.62)	8.11	(3.81)	35,244	0.70	1.03	3.33	299
4/1/17 to 12/31/17(7)	8.65	0.19	0.23	0.42	(0.18)	—	(0.16)	(0.34)	0.08	8.73	4.86	8,382	0.70	1.18	2.93	80
4/1/16 to 3/31/17	8.46	0.26	0.27	0.53	(0.26)	—	(0.08)	(0.34)	0.19	8.65	6.29	12,651	0.70	0.93	2.99	182
4/1/15 to 3/31/16	8.95	0.25	(0.29)	(0.04)	(0.24)	(0.01)	(0.20)	(0.45)	(0.49)	8.46	(0.29)	8,943	0.70	0.83	2.86	84
Class R6
1/1/21 to 6/30/21(6)	$ 9.83	0.11	(0.27)	(0.16)	(0.10)	—	(0.02)	(0.12)	(0.28)	$ 9.55	(1.50) %	$ 98	0.43%	0.74%	2.40%	53%
10/20/20 (10) to 12/31/20	9.75	0.05	0.41	0.46	(0.10)	—	(0.28)	(0.38)	0.08	9.83	4.75	101	0.43	0.71	2.51	135 (11)

Seix Floating Rate High Income Fund
Class A
1/1/21 to 6/30/21(6)	$ 8.09	0.13	0.16	0.29	(0.13)	—	—	(0.13)	0.16	$ 8.25	3.58%	$ 39,918	0.97% (12)(13)(14)	0.97%	3.22%	42%
1/1/20 to 12/31/20	8.40	0.30	(0.31)	(0.01)	(0.30)	—	—	(0.30)	(0.31)	8.09	0.06	35,224	0.96 (14)	0.96	3.76	68
1/1/19 to 12/31/19	8.30	0.41	0.11	0.52	(0.42)	—	—	(0.42)	0.10	8.40	6.30	47,938	0.95 (12)(14)	0.93	4.79	17
1/1/18 to 12/31/18	8.70	0.40	(0.40)	—	(0.40)	—	—	(0.40)	(0.40)	8.30	(0.11)	68,213	0.94	0.95	4.58	75
4/1/17 to 12/31/17(7)	8.75	0.26	(0.05)	0.21	(0.26)	—	—	(0.26)	(0.05)	8.70	2.47	113,611	0.92	0.93	4.00	55
4/1/16 to 3/31/17	8.33	0.39	0.41	0.80	(0.38)	—	—	(0.38)	0.42	8.75	9.78	135,833	0.94	0.94	4.51	79
4/1/15 to 3/31/16	8.86	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	(0.53)	8.33	(1.79)	143,325	0.92	0.92	4.42	33
Class C
1/1/21 to 6/30/21(6)	$ 8.09	0.11	0.16	0.27	(0.11)	—	—	(0.11)	0.16	$ 8.25	3.29%	$ 16,464	1.55% (14)	1.69%	2.66%	42%
1/1/20 to 12/31/20	8.40	0.25	(0.31)	(0.06)	(0.25)	—	—	(0.25)	(0.31)	8.09	(0.52)	21,841	1.54 (14)	1.68	3.19	68
1/1/19 to 12/31/19	8.30	0.36	0.11	0.47	(0.37)	—	—	(0.37)	0.10	8.40	5.68	37,586	1.53 (14)	1.65	4.21	17
1/1/18 to 12/31/18	8.70	0.35	(0.40)	(0.05)	(0.35)	—	—	(0.35)	(0.40)	8.30	(0.68)	45,588	1.52	1.62	4.01	75
4/1/17 to 12/31/17(7)	8.76	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	8.70	1.89	51,551	1.52	1.60	3.40	55
4/1/16 to 3/31/17	8.33	0.34	0.42	0.76	(0.33)	—	—	(0.33)	0.43	8.76	9.28	56,981	1.52	1.52	3.94	79
4/1/15 to 3/31/16	8.86	0.33	(0.54)	(0.21)	(0.32)	—	—	(0.32)	(0.53)	8.33	(2.37)	55,203	1.51	1.51	3.82	33
Class I
1/1/21 to 6/30/21(6)	$ 8.09	0.14	0.16	0.30	(0.14)	—	—	(0.14)	0.16	$ 8.25	3.75%	$1,961,474	0.65% (14)	0.75%	3.53%	42%
1/1/20 to 12/31/20	8.40	0.32	(0.30)	0.02	(0.33)	—	—	(0.33)	(0.31)	8.09	0.38	1,526,917	0.64 (14)	0.75	4.10	68
1/1/19 to 12/31/19	8.30	0.43	0.11	0.54	(0.44)	—	—	(0.44)	0.10	8.40	6.63	2,701,126	0.63 (14)	0.72	5.13	17
1/1/18 to 12/31/18	8.70	0.43	(0.40)	0.03	(0.43)	—	—	(0.43)	(0.40)	8.30	0.22	4,380,792	0.62	0.70	4.92	75
4/1/17 to 12/31/17(7)	8.75	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	(0.05)	8.70	2.70	4,546,547	0.62	0.69	4.29	55
4/1/16 to 3/31/17	8.33	0.41	0.42	0.83	(0.41)	—	—	(0.41)	0.42	8.75	10.13	4,459,175	0.63	0.63	4.80	79
4/1/15 to 3/31/16	8.86	0.40	(0.53)	(0.13)	(0.40)	—	—	(0.40)	(0.53)	8.33	(1.50)	3,040,875	0.62	0.62	4.69	33
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Floating Rate High Income Fund (Continued)
Class R6*
1/1/21 to 6/30/21(6)	$ 8.10	0.15	0.16	0.31	(0.15)	—	—	(0.15)	0.16	$ 8.26	3.79%	$ 177,058	0.55% (14)	0.64%	3.61%	42%
1/1/20 to 12/31/20	8.40	0.34	(0.31)	0.03	(0.33)	—	—	(0.33)	(0.30)	8.10	0.61	142,506	0.54 (14)	0.63	4.30	68
1/1/19 to 12/31/19	8.30	0.44	0.11	0.55	(0.45)	—	—	(0.45)	0.10	8.40	6.74	552,427	0.53 (14)	0.61	5.21	17
1/1/18 to 12/31/18	8.71	0.43	(0.40)	0.03	(0.44)	—	—	(0.44)	(0.41)	8.30	0.20	805,046	0.52	0.58	5.00	75
4/1/17 to 12/31/17(7)	8.76	0.29	(0.05)	0.24	(0.29)	—	—	(0.29)	(0.05)	8.71	2.78	1,277,730	0.52	0.59	4.39	55
4/1/16 to 3/31/17	8.33	0.43	0.42	0.85	(0.42)	—	—	(0.42)	0.43	8.76	10.37	1,307,701	0.52	0.52	4.94	79
4/1/15 to 3/31/16	8.86	0.41	(0.53)	(0.12)	(0.41)	—	—	(0.41)	(0.53)	8.33	(1.39)	1,127,337	0.51	0.51	4.83	33

Seix High Grade Municipal Bond Fund
Class A
1/1/21 to 6/30/21(6)	$12.42	0.05	(0.02)	0.03	(0.05)	—	(0.04)	(0.09)	(0.06)	$12.36	0.24%	$ 7,293	0.73%	0.94%	0.86%	30%
1/1/20 to 12/31/20	12.05	0.13	0.69	0.82	(0.13)	—	(0.32)	(0.45)	0.37	12.42	6.85	7,626	0.75 (8)	0.95	1.04	203
1/1/19 to 12/31/19	11.62	0.21	0.67	0.88	(0.21)	—	(0.24)	(0.45)	0.43	12.05	7.67	6,893	0.75	0.98	1.78	233
1/1/18 to 12/31/18	11.94	0.31	(0.26)	0.05	(0.31)	—	(0.06)	(0.37)	(0.32)	11.62	0.44	6,767	0.80 (8)	0.95	2.63	130
4/1/17 to 12/31/17(7)	11.69	0.21	0.27	0.48	(0.22)	—	(0.01)	(0.23)	0.25	11.94	4.12	8,175	0.80	0.91	2.39	173
4/1/16 to 3/31/17	12.36	0.24	(0.22)	0.02	(0.24)	—	(0.45)	(0.69)	(0.67)	11.69	0.27	12,276	0.80	0.80	1.99	218
4/1/15 to 3/31/16	12.29	0.25	0.19	0.44	(0.25)	—	(0.12)	(0.37)	0.07	12.36	3.70	13,996	0.79	0.79	2.07	171
Class I
1/1/21 to 6/30/21(6)	$12.42	0.06	(0.02)	0.04	(0.06)	—	(0.04)	(0.10)	(0.06)	$12.36	0.31%	$ 61,401	0.58%	0.84%	1.01%	30%
1/1/20 to 12/31/20	12.05	0.15	0.69	0.84	(0.15)	—	(0.32)	(0.47)	0.37	12.42	7.01	74,004	0.60 (8)	0.86	1.18	203
1/1/19 to 12/31/19	11.62	0.23	0.67	0.90	(0.23)	—	(0.24)	(0.47)	0.43	12.05	7.83	53,306	0.60	0.89	1.91	233
1/1/18 to 12/31/18	11.93	0.32	(0.25)	0.07	(0.32)	—	(0.06)	(0.38)	(0.31)	11.62	0.67	41,769	0.65 (8)	0.85	2.77	130
4/1/17 to 12/31/17(7)	11.68	0.23	0.26	0.49	(0.23)	—	(0.01)	(0.24)	0.25	11.93	4.24	75,684	0.65	0.82	2.55	173
4/1/16 to 3/31/17	12.36	0.26	(0.23)	0.03	(0.26)	—	(0.45)	(0.71)	(0.68)	11.68	0.33	78,729	0.65	0.71	2.12	218
4/1/15 to 3/31/16	12.29	0.27	0.19	0.46	(0.27)	—	(0.12)	(0.39)	0.07	12.36	3.85	99,803	0.65	0.69	2.21	171

Seix High Income Fund
Class A
1/1/21 to 6/30/21(6)	$ 6.46	0.15	0.06	0.21	(0.15)	—	—	(0.15)	0.06	$ 6.52	3.22%	$ 18,617	0.93%	1.14%	4.68%	71%
1/1/20 to 12/31/20	6.33	0.31	0.13	0.44	(0.31)	—	—	(0.31)	0.13	6.46	7.48	20,133	0.93 (8)	1.16	5.14	201
1/1/19 to 12/31/19	5.96	0.32	0.37	0.69	(0.32)	—	—	(0.32)	0.37	6.33	11.67	25,338	0.98 (8)	1.13	5.03	113
1/1/18 to 12/31/18	6.53	0.36	(0.57)	(0.21)	(0.36)	—	—	(0.36)	(0.57)	5.96	(3.42)	14,327	1.03	1.11	5.56	77
4/1/17 to 12/31/17(7)	6.46	0.28	0.07	0.35	(0.28)	— (15)	—	(0.28)	0.07	6.53	5.52	29,592	1.02	1.10	5.69	45
4/1/16 to 3/31/17	5.92	0.38	0.53	0.91	(0.37)	—	—	(0.37)	0.54	6.46	15.69	63,104	1.04	1.04	5.92	95
4/1/15 to 3/31/16	6.68	0.38	(0.75)	(0.37)	(0.39)	—	—	(0.39)	(0.76)	5.92	(5.68)	43,433	1.03	1.03	6.08	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix High Income Fund (Continued)
Class I
1/1/21 to 6/30/21(6)	$ 6.45	0.16	0.05	0.21	(0.15)	—	—	(0.15)	0.06	$ 6.51	3.35%	$ 198,193	0.68%	0.90%	4.92%	71%
1/1/20 to 12/31/20	6.33	0.32	0.13	0.45	(0.33)	—	—	(0.33)	0.12	6.45	7.58	203,543	0.68 (8)	0.92	5.38	201
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.33)	—	—	(0.33)	0.38	6.33	12.12	234,101	0.74 (8)	0.90	5.29	113
1/1/18 to 12/31/18	6.52	0.37	(0.57)	(0.20)	(0.37)	—	—	(0.37)	(0.57)	5.95	(3.20)	264,435	0.80	0.88	5.87	77
4/1/17 to 12/31/17(7)	6.46	0.29	0.06	0.35	(0.29)	— (15)	—	(0.29)	0.06	6.52	5.53	390,665	0.81 (8)	0.87	5.93	45
4/1/16 to 3/31/17	5.92	0.39	0.54	0.93	(0.39)	—	—	(0.39)	0.54	6.46	15.95	456,928	0.80	0.81	6.15	95
4/1/15 to 3/31/16	6.67	0.40	(0.75)	(0.35)	(0.40)	—	—	(0.40)	(0.75)	5.92	(5.31)	546,793	0.79	0.79	6.34	77
Class R6
1/1/21 to 6/30/21(6)	$ 6.45	0.16	0.06	0.22	(0.16)	—	—	(0.16)	0.06	$ 6.51	3.40%	$ 10,887	0.59%	0.76%	5.00%	71%
1/1/20 to 12/31/20	6.32	0.33	0.13	0.46	(0.33)	—	—	(0.33)	0.13	6.45	7.85	9,137	0.59 (8)	0.77	5.39	201
1/1/19 to 12/31/19	5.95	0.33	0.38	0.71	(0.34)	—	—	(0.34)	0.37	6.32	12.08	36,912	0.61 (8)	0.76	5.30	113
1/1/18 to 12/31/18	6.52	0.38	(0.57)	(0.19)	(0.38)	—	—	(0.38)	(0.57)	5.95	(3.05)	4,927	0.64	0.75	6.03	77
4/1/17 to 12/31/17(7)	6.45	0.30	0.07	0.37	(0.30)	— (15)	—	(0.30)	0.07	6.52	5.82	5,898	0.64	0.73	6.09	45
4/1/16 to 3/31/17	5.92	0.40	0.53	0.93	(0.40)	—	—	(0.40)	0.53	6.45	15.96	4,125	0.64	0.64	6.26	95
4/1/15 to 3/31/16	6.68	0.40	(0.75)	(0.35)	(0.41)	—	—	(0.41)	(0.76)	5.92	(5.30)	1,117	0.63	0.63	6.27	77

Seix High Yield Fund
Class A
1/1/21 to 6/30/21(6)	$ 8.59	0.17	0.05	0.22	(0.17)	—	—	(0.17)	0.05	$ 8.64	2.57%	$ 18,406	0.82%	1.01%	4.04%	60%
1/1/20 to 12/31/20	8.19	0.37	0.40	0.77	(0.37)	—	—	(0.37)	0.40	8.59	9.86	11,608	0.82	1.05	4.54	182
1/1/19 to 12/31/19	7.62	0.38	0.57	0.95	(0.38)	—	—	(0.38)	0.57	8.19	12.64	4,623	0.82	1.04	4.70	98
1/1/18 to 12/31/18	8.21	0.43	(0.59)	(0.16)	(0.43)	—	—	(0.43)	(0.59)	7.62	(2.07)	2,910	0.82	1.02	5.32	59
4/1/17 to 12/31/17(7)	8.16	0.34	0.03	0.37	(0.30)	(0.02)	—	(0.32)	0.05	8.21	4.63	4,810	0.83 (8)	0.97	5.43	41
4/1/16 to 3/31/17	7.61	0.44	0.55	0.99	(0.44)	—	—	(0.44)	0.55	8.16	13.20	6,214	0.82	0.82	5.51	87
4/1/15 to 3/31/16	8.51	0.44	(0.89)	(0.45)	(0.45)	—	—	(0.45)	(0.90)	7.61	(5.36)	7,463	0.84	0.84	5.48	76
Class I
1/1/21 to 6/30/21(6)	$ 8.81	0.19	0.04	0.23	(0.18)	—	—	(0.18)	0.05	$ 8.86	2.65%	$ 422,579	0.64%	0.73%	4.25%	60%
1/1/20 to 12/31/20	8.41	0.40	0.40	0.80	(0.40)	—	—	(0.40)	0.40	8.81	9.93	362,138	0.64	0.76	4.81	182
1/1/19 to 12/31/19	7.82	0.41	0.58	0.99	(0.40)	—	—	(0.40)	0.59	8.41	12.91	292,284	0.64	0.77	4.93	98
1/1/18 to 12/31/18	8.41	0.45	(0.58)	(0.13)	(0.46)	—	—	(0.46)	(0.59)	7.82	(1.70)	286,931	0.64	0.76	5.53	59
4/1/17 to 12/31/17(7)	8.37	0.34	0.04	0.38	(0.32)	(0.02)	—	(0.34)	0.04	8.41	4.64	403,198	0.65 (8)	0.73	5.38	41
4/1/16 to 3/31/17	7.80	0.46	0.57	1.03	(0.46)	—	—	(0.46)	0.57	8.37	13.48	483,080	0.64	0.64	5.65	87
4/1/15 to 3/31/16	8.73	0.47	(0.92)	(0.45)	(0.48)	—	—	(0.48)	(0.93)	7.80	(5.23)	523,206	0.61	0.61	5.71	76
Class R6*
1/1/21 to 6/30/21(6)	$ 8.81	0.19	0.05	0.24	(0.19)	—	—	(0.19)	0.05	$ 8.86	2.70%	$ 17,975	0.53%	0.64%	4.35%	60%
1/1/20 to 12/31/20	8.41	0.41	0.40	0.81	(0.41)	—	—	(0.41)	0.40	8.81	10.05	11,850	0.53	0.67	4.92	182
1/1/19 to 12/31/19	7.82	0.40	0.60	1.00	(0.41)	—	—	(0.41)	0.59	8.41	13.03	5,645	0.53	0.67	4.89	98
1/1/18 to 12/31/18	8.42	0.44	(0.58)	(0.14)	(0.46)	—	—	(0.46)	(0.60)	7.82	(1.74)	1,009	0.53	0.64	5.31	59
4/1/17 to 12/31/17(7)	8.37	0.35	0.05	0.40	(0.33)	(0.02)	—	(0.35)	0.05	8.42	4.85	45,035	0.54 (8)	0.62	5.50	41
8/1/16 to 3/31/17(16)	8.17	0.33	0.18	0.51	(0.31)	—	—	(0.31)	0.20	8.37	6.34	42,695	0.54	0.54	5.86	87
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix Investment Grade Tax-Exempt Bond Fund
Class A
1/1/21 to 6/30/21(6)	$11.99	0.03	(0.04)	(0.01)	(0.03)	—	(0.06)	(0.09)	(0.10)	$11.89	(0.02) %	$ 8,238	0.71%	1.01%	0.56%	58%
1/1/20 to 12/31/20	11.72	0.10	0.57	0.67	(0.10)	—	(0.30)	(0.40)	0.27	11.99	5.73	8,902	0.73 (8)	1.01	0.84	173
1/1/19 to 12/31/19	11.45	0.19	0.55	0.74	(0.19)	—	(0.28)	(0.47)	0.27	11.72	6.54	9,329	0.75 (8)	1.00	1.65	203
1/1/18 to 12/31/18	11.75	0.28	(0.23)	0.05	(0.28)	—	(0.07)	(0.35)	(0.30)	11.45	0.45	9,999	0.80 (8)	1.00	2.47	105
4/1/17 to 12/31/17(7)	11.65	0.22	0.10	0.32	(0.22)	—	—	(0.22)	0.10	11.75	2.76	11,066	0.80	0.96	2.46	130
4/1/16 to 3/31/17	12.24	0.26	(0.32)	(0.06)	(0.26)	—	(0.27)	(0.53)	(0.59)	11.65	(0.48)	20,281	0.80	0.92	2.16	138
4/1/15 to 3/31/16	12.30	0.26	0.08	0.34	(0.26)	—	(0.14)	(0.40)	(0.06)	12.24	2.89	24,861	0.80	0.93	2.17	139
Class I
1/1/21 to 6/30/21(6)	$11.98	0.04	(0.04)	—	(0.04)	—	(0.06)	(0.10)	(0.10)	$11.88	0.06%	$ 263,464	0.56%	0.81%	0.71%	58%
1/1/20 to 12/31/20	11.70	0.12	0.58	0.70	(0.12)	—	(0.30)	(0.42)	0.28	11.98	5.98	288,699	0.58 (8)	0.82	0.98	173
1/1/19 to 12/31/19	11.43	0.21	0.55	0.76	(0.21)	—	(0.28)	(0.49)	0.27	11.70	6.71	295,280	0.60 (8)	0.81	1.80	203
1/1/18 to 12/31/18	11.73	0.30	(0.23)	0.07	(0.30)	—	(0.07)	(0.37)	(0.30)	11.43	0.60	307,001	0.65 (8)	0.80	2.61	105
4/1/17 to 12/31/17(7)	11.64	0.23	0.09	0.32	(0.23)	—	—	(0.23)	0.09	11.73	2.79	463,968	0.65	0.76	2.62	130
4/1/16 to 3/31/17	12.22	0.28	(0.31)	(0.03)	(0.28)	—	(0.27)	(0.55)	(0.58)	11.64	(0.24)	519,784	0.65	0.70	2.30	138
4/1/15 to 3/31/16	12.29	0.28	0.07	0.35	(0.28)	—	(0.14)	(0.42)	(0.07)	12.22	2.96	629,435	0.65	0.68	2.32	139

Seix Short-Term Bond Fund
Class A
1/1/21 to 6/30/21(6)	$10.24	0.02	(0.04)	(0.02)	(0.02)	—	—	(0.02)	(0.04)	$10.20	(0.20) %	$ 5,465	0.80%	1.36%	0.33%	50%
1/1/20 to 12/31/20	9.96	0.07	0.29	0.36	(0.08)	—	—	(0.08)	0.28	10.24	3.59	6,280	0.80	1.27	0.66	171
1/1/19 to 12/31/19	9.83	0.17	0.13	0.30	(0.17)	—	—	(0.17)	0.13	9.96	3.08	2,300	0.80	1.81	1.73	77
1/1/18 to 12/31/18	9.90	0.14	(0.06)	0.08	(0.14)	(0.01)	—	(0.15)	(0.07)	9.83	0.81	2,028	0.80	1.68	1.43	93
4/1/17 to 12/31/17(7)	9.95	0.07	(0.04)	0.03	(0.07)	(0.01)	—	(0.08)	(0.05)	9.90	0.27	2,210	0.80	1.26	0.89	145
4/1/16 to 3/31/17	10.01	0.06	(0.06)	—	(0.06)	—	—	(0.06)	(0.06)	9.95	0.03	2,308	0.80	0.80	0.58	129
4/1/15 to 3/31/16	10.00	0.04	0.02	0.06	(0.05)	—	—	(0.05)	0.01	10.01	0.58	2,104	0.80	0.81	0.38	87
Class C
1/1/21 to 6/30/21(6)	$10.24	— (15)	(0.04)	(0.04)	—	—	—	—	(0.04)	$10.20	(0.39) %	$ 1,259	1.19%	2.18%	(0.06) %	50%
1/1/20 to 12/31/20	9.96	0.01	0.28	0.29	(0.01)	—	—	(0.01)	0.28	10.24	2.96	2,082	1.39	2.10	0.08	171
1/1/19 to 12/31/19	9.83	0.09	0.13	0.22	(0.09)	—	—	(0.09)	0.13	9.96	2.29	733	1.57	2.58	0.95	77
1/1/18 to 12/31/18	9.89	0.07	(0.06)	0.01	(0.06)	(0.01)	—	(0.07)	(0.06)	9.83	0.14	1,461	1.57	2.48	0.66	93
4/1/17 to 12/31/17(7)	9.94	0.02	(0.05)	(0.03)	(0.01)	(0.01)	—	(0.02)	(0.05)	9.89	(0.26)	1,257	1.48	2.04	0.21	145
4/1/16 to 3/31/17	10.00	— (15)	(0.06)	(0.06)	—	—	—	—	(0.06)	9.94	(0.57)	1,310	1.40	1.57	(0.03)	129
4/1/15 to 3/31/16	10.00	(0.01)	0.01	—	— (15)	—	—	— (15)	—	10.00	—	1,742	1.29	1.58	(0.10)	87
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Short-Term Bond Fund (Continued)
Class I
1/1/21 to 6/30/21(6)	$10.22	0.03	(0.05)	(0.02)	(0.03)	—	—	(0.03)	(0.05)	$10.17	(0.20) %	$ 5,395	0.60%	1.28%	0.53%	50%
1/1/20 to 12/31/20	9.93	0.09	0.30	0.39	(0.10)	—	—	(0.10)	0.29	10.22	3.91	7,352	0.60	1.16	0.88	171
1/1/19 to 12/31/19	9.80	0.19	0.13	0.32	(0.19)	—	—	(0.19)	0.13	9.93	3.29	5,155	0.60	1.61	1.93	77
1/1/18 to 12/31/18	9.86	0.16	(0.05)	0.11	(0.16)	(0.01)	—	(0.17)	(0.06)	9.80	1.11	5,719	0.60	1.43	1.62	93
4/1/17 to 12/31/17(7)	9.92	0.08	(0.05)	0.03	(0.08)	(0.01)	—	(0.09)	(0.06)	9.86	0.31	7,918	0.60	0.91	1.05	145
4/1/16 to 3/31/17	9.98	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)	(0.06)	9.92	0.23	52,024	0.60	0.69	0.77	129
4/1/15 to 3/31/16	9.98	0.06	0.01	0.07	(0.07)	—	—	(0.07)	—	9.98	0.68	49,749	0.60	0.68	0.58	87

Seix Short-Term Municipal Bond Fund
Class A
1/1/21 to 6/30/21(6)	$10.16	0.01	(0.04)	(0.03)	(0.01)	—	(0.10)	(0.11)	(0.14)	$10.02	(0.27) %	$ 1,394	0.54%	1.32%	0.27%	30%
1/1/20 to 12/31/20	10.03	0.05	0.24	0.29	(0.05)	—	(0.11)	(0.16)	0.13	10.16	2.86	1,474	0.64 (8)	1.25	0.49	125
1/1/19 to 12/31/19	9.92	0.12	0.23	0.35	(0.12)	—	(0.12)	(0.24)	0.11	10.03	3.54	1,535	0.65	1.17	1.15	77
1/1/18 to 12/31/18	9.91	0.09	0.02	0.11	(0.10)	—	— (15)	(0.10)	0.01	9.92	1.10	1,411	0.65	1.05	0.96	50
4/1/17 to 12/31/17(7)	9.93	0.05	(0.01)	0.04	(0.05)	—	(0.01)	(0.06)	(0.02)	9.91	0.39	1,765	0.65	0.95	0.70	56
4/1/16 to 3/31/17	9.98	0.05	(0.03)	0.02	(0.06)	—	(0.01)	(0.07)	(0.05)	9.93	0.26	1,810	0.65	0.74	0.54	59
4/1/15 to 3/31/16	10.00	0.02	— (15)	0.02	(0.02)	—	(0.02)	(0.04)	(0.02)	9.98	0.23	7,354	0.67	0.72	0.24	82
Class I
1/1/21 to 6/30/21(6)	$10.17	0.02	(0.04)	(0.02)	(0.02)	—	(0.10)	(0.12)	(0.14)	$10.03	(0.19) %	$ 8,469	0.37%	1.23%	0.45%	30%
1/1/20 to 12/31/20	10.04	0.06	0.25	0.31	(0.07)	—	(0.11)	(0.18)	0.13	10.17	3.03	12,249	0.47 (8)	1.15	0.64	125
1/1/19 to 12/31/19	9.93	0.13	0.23	0.36	(0.13)	—	(0.12)	(0.25)	0.11	10.04	3.71	10,833	0.48	1.05	1.34	77
1/1/18 to 12/31/18	9.91	0.11	0.02	0.13	(0.11)	—	— (15)	(0.11)	0.02	9.93	1.37	19,043	0.48	0.89	1.12	50
4/1/17 to 12/31/17(7)	9.93	0.07	(0.01)	0.06	(0.07)	—	(0.01)	(0.08)	(0.02)	9.91	0.52	31,289	0.48	0.81	0.87	56
4/1/16 to 3/31/17	9.98	0.08	(0.04)	0.04	(0.08)	—	(0.01)	(0.09)	(0.05)	9.93	0.40	26,710	0.48	0.66	0.75	59
4/1/15 to 3/31/16	10.00	0.04	— (15)	0.04	(0.04)	—	(0.02)	(0.06)	(0.02)	9.98	0.41	32,184	0.51	0.62	0.41	82

Seix Total Return Bond Fund
Class A
1/1/21 to 6/30/21(6)	$11.93	0.06	(0.25)	(0.19)	(0.04)	—	—	(0.04)	(0.23)	$11.70	(1.55) %	$ 13,252	0.70%	0.88%	0.96%	63%
1/1/20 to 12/31/20	11.03	0.15	1.05	1.20	(0.21)	—	(0.09)	(0.30)	0.90	11.93	10.91	12,879	0.70	0.87	1.27	186
1/1/19 to 12/31/19	10.52	0.22	0.48	0.70	(0.13)	(0.06)	—	(0.19)	0.51	11.03	6.69	24,861	0.70	0.94	2.04	190
1/1/18 to 12/31/18	10.77	0.23	(0.28)	(0.05)	(0.20)	—	—	(0.20)	(0.25)	10.52	(0.48)	10,717	0.70	0.85	2.18	169
4/1/17 to 12/31/17(7)	10.77	0.15	—	0.15	(0.09)	(0.06)	—	(0.15)	—	10.77	1.37	13,227	0.71 (8)	0.84	1.86	150
4/1/16 to 3/31/17	11.02	0.20	(0.06)	0.14	(0.22)	—	(0.17)	(0.39)	(0.25)	10.77	1.22	27,284	0.70	0.70	1.85	210
4/1/15 to 3/31/16	11.11	0.17	(0.06)	0.11	(0.19)	—	(0.01)	(0.20)	(0.09)	11.02	1.02	32,366	0.71	0.71	1.55	181
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Seix Total Return Bond Fund (Continued)
Class I
1/1/21 to 6/30/21(6)	$11.54	0.07	(0.24)	(0.17)	(0.06)	—	—	(0.06)	(0.23)	$11.31	(1.50) %	$ 282,685	0.46%	0.57%	1.20%	63%
1/1/20 to 12/31/20	10.68	0.16	1.03	1.19	(0.24)	—	(0.09)	(0.33)	0.86	11.54	11.12	295,811	0.46	0.57	1.38	186
1/1/19 to 12/31/19	10.17	0.24	0.48	0.72	(0.15)	(0.06)	—	(0.21)	0.51	10.68	7.12	220,036	0.46	0.59	2.32	190
1/1/18 to 12/31/18	10.42	0.24	(0.28)	(0.04)	(0.21)	—	—	(0.21)	(0.25)	10.17	(0.32)	335,999	0.46	0.55	2.39	169
4/1/17 to 12/31/17(7)	10.42	0.17	(0.01)	0.16	(0.10)	(0.06)	—	(0.16)	—	10.42	1.56	681,009	0.46	0.53	2.15	150
4/1/16 to 3/31/17	10.67	0.22	(0.07)	0.15	(0.23)	—	(0.17)	(0.40)	(0.25)	10.42	1.44	790,997	0.46	0.46	2.10	210
4/1/15 to 3/31/16	10.75	0.19	(0.05)	0.14	(0.21)	—	(0.01)	(0.22)	(0.08)	10.67	1.35	971,159	0.45	0.45	1.82	181
Class R6*
1/1/21 to 6/30/21(6)	$11.53	0.08	(0.24)	(0.16)	(0.06)	—	—	(0.06)	(0.22)	$11.31	(1.34) %	$ 124,755	0.31%	0.45%	1.35%	63%
1/1/20 to 12/31/20	10.67	0.17	1.03	1.20	(0.25)	—	(0.09)	(0.34)	0.86	11.53	11.30	123,041	0.31	0.46	1.53	186
1/1/19 to 12/31/19	10.17	0.26	0.46	0.72	(0.16)	(0.06)	—	(0.22)	0.50	10.67	7.18	61,313	0.31	0.45	2.51	190
1/1/18 to 12/31/18	10.42	0.26	(0.28)	(0.02)	(0.23)	—	—	(0.23)	(0.25)	10.17	(0.17)	70,626	0.31	0.44	2.55	169
4/1/17 to 12/31/17(7)	10.42	0.19	(0.02)	0.17	(0.11)	(0.06)	—	(0.17)	—	10.42	1.68	145,096	0.31	0.40	2.38	150
4/1/16 to 3/31/17	10.67	0.25	(0.08)	0.17	(0.25)	—	(0.17)	(0.42)	(0.25)	10.42	1.58	101,022	0.31	0.31	2.40	210
4/1/15 to 3/31/16	10.75	0.21	(0.06)	0.15	(0.22)	—	(0.01)	(0.23)	(0.08)	10.67	1.49	56,133	0.31	0.31	1.95	181

Seix U.S. Government Securities Ultra-Short Bond Fund
Class A
1/1/21 to 6/30/21(6)	$10.04	— (15)	(0.01)	(0.01)	— (15)	—	—	—	(0.01)	$10.03	(0.09) %	$ 19,173	0.64% (13)	0.64%	(0.02) %	25%
1/1/20 to 12/31/20	10.00	0.04	0.06	0.10	(0.06)	—	—	(0.06)	0.04	10.04	0.99	33,092	0.66	0.66	0.41	54
1/1/19 to 12/31/19	9.99	0.19	0.02	0.21	(0.20)	—	—	(0.20)	0.01	10.00	2.11	13,741	0.65 (13)	0.65	1.91	63
7/24/18 to 12/31/18(17)	10.00	0.09	(0.01)	0.08	(0.08)	(0.01)	—	(0.09)	(0.01)	9.99	0.79	5,497	0.63 (13)	0.63	2.10	28 (11)
Class I
1/1/21 to 6/30/21(6)	$10.04	0.01	(0.01)	—	(0.01)	—	—	(0.01)	(0.01)	$10.03	0.03%	$1,002,905	0.41%	0.48%	0.22%	25%
1/1/20 to 12/31/20	10.00	0.08	0.04	0.12	(0.08)	—	—	(0.08)	0.04	10.04	1.25	1,090,217	0.41	0.49	0.76	54
1/1/19 to 12/31/19	9.99	0.23	—	0.23	(0.22)	—	—	(0.22)	0.01	10.00	2.36	864,548	0.41	0.50	2.27	63
1/1/18 to 12/31/18	10.01	0.19	(0.01)	0.18	(0.19)	(0.01)	—	(0.20)	(0.02)	9.99	1.83	1,232,473	0.41	0.50	1.89	28
4/1/17 to 12/31/17(7)	10.03	0.09	(0.01)	0.08	(0.09)	(0.01)	—	(0.10)	(0.02)	10.01	0.82	1,343,042	0.41	0.47	1.17	48
4/1/16 to 3/31/17	10.03	0.07	0.03	0.10	(0.10)	—	—	(0.10)	—	10.03	0.98	1,367,242	0.42	0.42	0.72	77
4/1/15 to 3/31/16	10.12	0.06	(0.07)	(0.01)	(0.08)	—	—	(0.08)	(0.09)	10.03	(0.11)	1,557,899	0.41	0.41	0.57	52
Class R6*
1/1/21 to 6/30/21(6)	$10.05	0.02	— (15)	0.02	(0.02)	—	—	(0.02)	—	$10.05	0.20%	$ 105,940	0.26%	0.36%	0.36%	25%
1/1/20 to 12/31/20	10.01	0.07	0.07	0.14	(0.10)	—	—	(0.10)	0.04	10.05	1.40	87,343	0.26	0.38	0.66	54
1/1/19 to 12/31/19	10.00	0.24	0.01	0.25	(0.24)	—	—	(0.24)	0.01	10.01	2.51	25,521	0.26	0.37	2.39	63
1/1/18 to 12/31/18	10.03	0.20	(0.01)	0.19	(0.21)	(0.01)	—	(0.22)	(0.03)	10.00	1.88	32,940	0.26	0.37	2.01	28
4/1/17 to 12/31/17(7)	10.04	0.10	— (15)	0.10	(0.10)	(0.01)	—	(0.11)	(0.01)	10.03	1.04	43,072	0.26	0.33	1.32	48
8/1/16 to 3/31/17(16)	10.04	0.08	—	0.08	(0.08)	—	—	(0.08)	—	10.04	0.77	32,657	0.26	0.26	1.12	77
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Seix U.S. Mortgage Fund
Class A
1/1/21 to 6/30/21(6)	$11.46	(0.02)	(0.09)	(0.11)	(0.04)	—	(0.10)	(0.14)	(0.25)	$11.21	(0.90) %	$ 5,151	0.90%	1.89%	(0.27) %	54%
1/1/20 to 12/31/20	11.28	0.04	0.25	0.29	(0.11)	—	—	(0.11)	0.18	11.46	2.60	6,395	0.90	1.81	0.39	53
1/1/19 to 12/31/19	10.87	0.22	0.42	0.64	(0.22)	(0.01)	—	(0.23)	0.41	11.28	5.94	6,657	0.90	1.74	1.97	101
1/1/18 to 12/31/18	11.09	0.20	(0.17)	0.03	(0.20)	(0.05)	—	(0.25)	(0.22)	10.87	0.31	3,727	0.90	2.01	1.88	129
4/1/17 to 12/31/17(7)	11.10	0.12	0.04	0.16	(0.11)	(0.06)	—	(0.17)	(0.01)	11.09	1.45	2,566	0.90	1.59	1.48	89
4/1/16 to 3/31/17	11.31	0.05	(0.04)	0.01	(0.18)	—	(0.04)	(0.22)	(0.21)	11.10	0.04	3,594	0.90	0.98	0.41	118
4/1/15 to 3/31/16	11.29	0.08	0.11	0.19	(0.17)	—	—	(0.17)	0.02	11.31	1.72	6,560	0.90	1.10	0.76	223
Class C
1/1/21 to 6/30/21(6)	$11.48	(0.06)	(0.09)	(0.15)	— (15)	—	(0.10)	(0.10)	(0.25)	$11.23	(1.35) %	$ 271	1.65%	2.19%	(1.08) %	54%
1/1/20 to 12/31/20	11.30	(0.05)	0.26	0.21	(0.03)	—	—	(0.03)	0.18	11.48	1.83	499	1.65	2.05	(0.46)	53
1/1/19 to 12/31/19	10.89	0.14	0.41	0.55	(0.13)	(0.01)	—	(0.14)	0.41	11.30	5.09	383	1.65	1.99	1.29	101
1/1/18 to 12/31/18	11.11	0.12	(0.17)	(0.05)	(0.12)	(0.05)	—	(0.17)	(0.22)	10.89	(0.43)	3,174	1.65	2.00	1.09	129
4/1/17 to 12/31/17(7)	11.11	0.05	0.06	0.11	(0.05)	(0.06)	—	(0.11)	—	11.11	0.99	3,722	1.62	1.98	0.65	89
4/1/16 to 3/31/17	11.33	(0.03)	(0.06)	(0.09)	(0.09)	—	(0.04)	(0.13)	(0.22)	11.11	(0.79)	4,301	1.65	1.71	0.26	118
4/1/15 to 3/31/16	11.32	— (15)	0.10	0.10	(0.09)	—	—	(0.09)	0.01	11.33	0.88	5,478	1.65	1.79	0.01	223
Class I
1/1/21 to 6/30/21(6)	$11.48	— (15)	(0.10)	(0.10)	(0.05)	—	(0.10)	(0.15)	(0.25)	$11.23	(0.80) %	$ 5,711	0.70%	1.24%	(0.08) %	54%
1/1/20 to 12/31/20	11.30	0.07	0.25	0.32	(0.14)	—	—	(0.14)	0.18	11.48	2.80	9,977	0.70	1.13	0.60	53
1/1/19 to 12/31/19	10.89	0.24	0.42	0.66	(0.24)	(0.01)	—	(0.25)	0.41	11.30	6.13	14,476	0.70	1.10	2.19	101
1/1/18 to 12/31/18	11.11	0.22	(0.17)	0.05	(0.22)	(0.05)	—	(0.27)	(0.22)	10.89	0.52	17,615	0.70	1.08	2.05	129
4/1/17 to 12/31/17(7)	11.12	0.13	0.05	0.18	(0.13)	(0.06)	—	(0.19)	(0.01)	11.11	1.60	18,967	0.70	1.08	1.52	89
4/1/16 to 3/31/17	11.33	0.07	(0.04)	0.03	(0.20)	—	(0.04)	(0.24)	(0.21)	11.12	0.24	17,620	0.70	0.86	0.66	118
4/1/15 to 3/31/16	11.32	0.12	0.09	0.21	(0.20)	—	—	(0.20)	0.01	11.33	1.84	25,068	0.70	0.86	1.03	223

Seix Ultra-Short Bond Fund
Class A
1/1/21 to 6/30/21(6)	$ 9.97	0.03	0.01	0.04	(0.03)	—	—	(0.03)	0.01	$ 9.98	0.36%	$ 4,282	0.65%	0.86%	0.54%	28%
1/1/20 to 12/31/20	9.96	0.10	0.01	0.11	(0.10)	—	—	(0.10)	0.01	9.97	1.13	4,189	0.65	0.84	1.03	101
1/1/19 to 12/31/19	9.92	0.21	0.04	0.25	(0.21)	—	—	(0.21)	0.04	9.96	2.58	3,111	0.65	0.83	2.07	97
7/24/18 to 12/31/18(17)	9.97	0.11	(0.06)	0.05	(0.10)	—	—	(0.10)	(0.05)	9.92	0.48	1,698	0.65	0.84	2.46	112 (11)
Class I
1/1/21 to 6/30/21(6)	$ 9.96	0.04	0.01	0.05	(0.04)	—	—	(0.04)	0.01	$ 9.97	0.49%	$ 44,419	0.40%	0.64%	0.78%	28%
1/1/20 to 12/31/20	9.95	0.13	0.01	0.14	(0.13)	—	—	(0.13)	0.01	9.96	1.39	44,711	0.40	0.62	1.29	101
1/1/19 to 12/31/19	9.91	0.24	0.04	0.28	(0.24)	—	—	(0.24)	0.04	9.95	2.84	48,183	0.40	0.61	2.42	97
1/1/18 to 12/31/18	9.97	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	(0.06)	9.91	1.61	60,041	0.40	0.62	2.21	112
4/1/17 to 12/31/17(7)	9.96	0.11	0.01	0.12	(0.11)	—	—	(0.11)	0.01	9.97	1.21	59,548	0.42 (8)	0.56	1.44	53
4/1/16 to 3/31/17	9.93	0.10	0.04	0.14	(0.11)	—	—	(0.11)	0.03	9.96	1.41	87,344	0.40	0.40	1.05	142
4/1/15 to 3/31/16	9.97	0.08	(0.04)	0.04	(0.08)	—	—	(0.08)	(0.04)	9.93	0.42	104,950	0.38	0.38	0.77	59

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal year end to December 31 during the period.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Class R6 (formerly IS) commenced operations on August 3, 2015.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(13)	The share class is currently under its expense limitation.
(14)	Ratio of total expenses excluding interest expense on borrowings for the six months ended June 30, 2021 and the years ended December 31, 2020 and 2019 were 0.94% (Class A), 1.52% (Class C), 0.62% (Class I) and 0.52% (Class R6).
(15)	Amount is less than $0.005 per share.
(16)	Class R6 (formerly IS) commenced operations on August 1, 2016.
(17)	Class A commenced operations on July 24, 2018.
See Notes to Financial Statements

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Seix Core Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Corporate Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Floating Rate High Income Fund	Attempting to provide a high level of current income.
Seix High Grade Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix High Income Fund	Seeking high current income and, secondarily, total return (comprised of capital appreciation and income).
Seix High Yield Fund	Seeking high income and, secondarily, capital appreciation.
Seix Investment Grade Tax-Exempt Bond Fund	Seeking to maximize high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Short-Term Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Short-Term Municipal Bond Fund	Seeking to maximize total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation consistent with capital preservation.
Seix Total Return Bond Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix U.S. Government Securities Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
Seix U.S. Mortgage Fund	Seeking to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Seix Ultra-Short Bond Fund	Seeking to maximize current income consistent with capital preservation.
There is no guarantee that a Fund will achieve its objective(s).
The Seix High Grade Municipal Bond Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Short-Term Municipal Bond Fund and Seix Ultra-Short Bond Fund offer Class I shares and Class A shares. The Seix Core Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Total Return Fund, and Seix U.S. Government Securities Ultra-Short Bond Fund offer Class A shares, Class I shares and Class R6 shares. The Seix Corporate Bond Fund and Seix Floating Rate High Income Fund offer Class A shares, Class C shares, Class I shares and Class R6 shares. The Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund offer Class A shares, Class C shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 12 months for the Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund and Seix U.S. Mortgage Fund, and 18 months for all other Funds (except the Seix U.S. Government Securities Ultra-Short Bond Fund and Seix Ultra-Short Bond Fund, which are not subject to a CDSC). The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Traded on a To-Be-Announced Basis
Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Securities Lending
Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
At June 30, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Seix Core Bond Fund	BNYM	$ 366	$ 366	$ —
Seix Corporate Bond Fund	BNYM	1,069	1,069	—
Seix High Income Fund	BNYM	3,758	3,758	—
Seix High Yield Fund	BNYM	2,592	2,592	—
Seix Total Return Bond Fund	BNYM	1,306	1,306	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021 for the Funds:
Fund	Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Seix Core Bond Fund	Money Market Mutual Fund	$ 376	$—	$—	$—	$ 376
Seix Corporate Bond Fund	Money Market Mutual Fund	1,098	—	—	—	1,098
Seix High Income Fund	Money Market Mutual Fund	3,919	—	—	—	3,919
Seix High Yield Fund	Money Market Mutual Fund	2,676	—	—	—	2,676
Seix Total Return Bond Fund	Money Market Mutual Fund	1,344	—	—	—	1,344
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the fiscal period, the Seix Total Return Bond Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Deposits with prime broker”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the period, the Seix Corporate Bond Fund and Seix Total Return Bond Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Assets and Liabilities as of June 30, 2021:

Primary Risk					Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Asset Derivatives
Interest rate contracts	Unrealized appreciation on futures contracts(1)	$ —	$ —	$129
Total		$ —	$ —	$129
Liability Derivatives
Credit contracts	Swaps at value	$(725)	$(2,663)	$ —
Total		$(725)	$(2,663)	$ —

(1)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Schedules of Investments. Current day’s variation margin is reported within the Statements of Assets and Liabilities.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
The Effect of Derivative Financial Instruments in the Statements of Operations for the period ended June 30, 2021:
Primary Risk		Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Net Realized Gain (Loss) From
Credit contracts	Swaps	$ (91)	$ (321)	$ —
Interest rate contracts	Futures	—	—	(52)
Total		$ (91)	$ (321)	$ (52)
Net Change in Unrealized Appreciation/Depreciation on
Credit contracts	Swaps	$ (150)	$ (550)	$ —
Interest rate contracts	Futures	—	—	129
Total		$ (150)	$ (550)	$ 129
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the period ended June 30, 2021.
	Seix Corporate Bond Fund	Seix Total Return Bond Fund	Seix U.S. Government Securities Ultra-Short Bond Fund
Futures Contracts - Short Positions(1)	$ —	$ —	$1,134
Credit Default Swap Agreements - Buy Protection(2)	7,060	25,940	—
(1) Unrealized for the period.
(2) Notional amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold over the counter (“OTC”), rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At June 30, 2021, the Fund’s derivative assets and liabilities (by type) are as follows:
	Seix Corporate Bond Fund		Seix Total Return Bond Fund		Seix U.S. Government Securities Ultra-Short Bond Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ —	$—	$ —	$—	$ 21
Swaps	—	725	—	2,663	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 725	$—	$ 2,663	$—	$ 21
Derivatives not subject to a MNA or similar agreement	—	(725)	—	(2,663)	—	(21)
Total assets and liabilities subject to a MNA	$—	$ —	$—	$ —	$—	$ —

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Seix Core Bond Fund	0.25%
Seix Corporate Bond Fund	0.40
Seix Floating Rate High Income Fund	0.45

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
First $500 Million
Seix High Grade Municipal Bond Fund	0.50%
Seix High Income Fund	0.55
Seix High Yield Fund	0.45
Seix Investment Grade Tax-Exempt Bond Fund	0.50
Seix Short-Term Bond Fund	0.40
Seix Short-Term Municipal Bond Fund	0.35
Seix Total Return Bond Fund	0.25
Seix U.S. Government Securities Ultra-Short Bond Fund	0.20
Seix U.S. Mortgage Fund	0.40
Seix Ultra-Short Bond Fund	0.22
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadviser
Seix Investment Advisors LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Seix Core Bond Fund	0.64%	N/A %	0.50%	0.36%
Seix Corporate Bond Fund	0.95	1.65	0.70	0.43
Seix Floating Rate High Income Fund	0.94 *	1.52	0.62	0.52
Seix High Grade Municipal Bond Fund	0.73	N/A	0.58	N/A
Seix High Income Fund	0.93	N/A	0.68	0.59
Seix High Yield Fund	0.82	N/A	0.64	0.53
Seix Investment Grade Tax-Exempt Bond Fund	0.71	N/A	0.56	N/A
Seix Short-Term Bond Fund	0.80	1.57	0.60	N/A
Seix Short-Term Municipal Bond Fund	0.54	N/A	0.37	N/A
Seix Total Return Bond Fund	0.70	N/A	0.46	0.31
Seix U.S. Government Securities Ultra-Short Bond Fund	0.66 *	N/A	0.41	0.26
Seix U.S. Mortgage Fund	0.90	1.65	0.70	N/A
Seix Ultra-Short Bond Fund	0.65	N/A	0.40	N/A
*	The share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2021	2022	2023	2024	Total
Seix Core Bond Fund
Class A	$ 9	$ 17	$ 26	$ 11	$ 63
Class I	79	174	126	56	435
Class R6	1	1	3	1	6
Seix Corporate Bond Fund
Class A	— (1)	8	5	3	16
Class C	10	2	1	— (1)	13
Class I	29	61	68	33	191
Class R6	—	—	— (1)	— (1)	— (1)
Seix Floating Rate High Income Fund
Class C	22	51	39	13	125
Class I	1,760	3,400	2,005	861	8,026
Class R6	214	514	264	74	1,066
Seix High Grade Municipal Bond Fund
Class A	5	16	14	8	43
Class I	65	132	165	88	450
Seix High Income Fund
Class A	2	26	48	21	97
Class I	103	413	446	219	1,181
Class R6	3	46	26	8	83
Seix High Yield Fund
Class A	4	8	14	14	40
Class I	191	391	351	180	1,113
Class R6	1	2	11	8	22
Seix Investment Grade Tax-Exempt Bond Fund
Class A	10	25	25	13	73
Class I	274	672	696	346	1,988
Seix Short-Term Bond Fund
Class A	9	24	34	17	84
Class C	4	9	9	9	31
Class I	26	51	47	22	146
Seix Short-Term Municipal Bond Fund
Class A	3	8	10	6	27
Class I	48	78	82	44	252
Seix Total Return Bond Fund
Class A	—	26	31	12	69
Class I	146	362	314	157	979
Class R6	75	92	105	88	360
Seix U.S. Government Securities Ultra-Short Bond Fund
Class I	559	1,095	748	392	2,794
Class R6	18	34	52	47	151
Seix U.S. Mortgage Fund
Class A	21	53	62	30	166
Class C	6	2	2	1	11
Class I	35	63	49	22	169
Seix Ultra-Short Bond Fund
Class A	1	4	6	5	16
Class I	65	125	94	47	331
(1)	Amount is less than $500.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
During the period ended June 30, 2021, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A
Seix Floating Rate High Income Fund	$ 1
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2021, it retained net commissions of $6 for Class A shares and CDSC of $—(1) and $2 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares (0.15% for Seix High Grade Municipal Bond Fund and Seix Short-Term Municipal Bond Fund, and 0.20% for Seix Short-Term Bond Fund and Seix U.S. Mortgage Fund), and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2021, the Funds incurred administration fees totaling $2,249 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2021, the Funds incurred transfer agent fees totaling $1,012 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2021.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended June 30, 2021, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$ 16,116	$ 37,751
Seix Corporate Bond Fund	94,099	61,195
Seix Floating Rate High Income Fund	1,216,328	806,452
Seix High Grade Municipal Bond Fund	21,065	35,146
Seix High Income Fund	159,099	166,132
Seix High Yield Fund	323,506	245,907
Seix Investment Grade Tax-Exempt Bond Fund	157,236	182,177
Seix Short-Term Bond Fund	2,466	4,026
Seix Short-Term Municipal Bond Fund	3,080	6,863
Seix Total Return Bond Fund	58,108	52,312
Seix Ultra-Short Bond Fund	11,388	17,609

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2021, were as follows:
	Purchases	Sales
Seix Core Bond Fund	$107,060	$124,044
Seix Floating Rate High Income Fund	4,420	18
Seix Short-Term Bond Fund	4,707	6,563
Seix Total Return Bond Fund	255,563	193,450
Seix U.S. Government Securities Ultra-Short Bond Fund	273,984	335,612
Seix U.S. Mortgage Fund	7,254	11,580
Seix Ultra-Short Bond Fund	—	1,151
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Seix Core Bond Fund				Seix Corporate Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	64	$ 728	322	$ 3,692	226	$ 2,177	473	$ 4,627
Reinvestment of distributions	3	29	24	275	10	91	45	444
Shares repurchased and cross class conversions	(218)	(2,456)	(238)	(2,739)	(206)	(1,959)	(258)	(2,437)
Net Increase / (Decrease)	(151)	$ (1,699)	108	$ 1,228	30	$ 309	260	$ 2,634
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	50	$ 489	101	$ 985
Reinvestment of distributions	—	—	—	—	1	9	6	59
Shares repurchased and cross class conversions	—	—	—	—	(58)	(549)	(44)	(411)
Net Increase / (Decrease)	—	$ —	—	$ —	(7)	$ (51)	63	$ 633
Class I
Shares sold and cross class conversions	1,374	$ 15,527	14,006	$ 162,003	8,172	$ 78,090	9,860	$ 95,933
Reinvestment of distributions	51	577	459	5,296	126	1,200	558	5,448
Shares repurchased and cross class conversions	(8,338)	(94,268)	(6,755)	(77,352)	(4,975)	(47,220)	(3,555)	(34,971)
Net Increase / (Decrease)	(6,913)	$ (78,164)	7,710	$ 89,947	3,323	$ 32,070	6,863	$ 66,410
Class R6
Shares sold and cross class conversions	39	$ 438	110	$ 1,289	—	$ —	10	$ 100
Reinvestment of distributions	1	8	5	57	—	—	—	—
Shares repurchased and cross class conversions	(45)	(503)	(167)	(1,952)	—	—	—	—
Net Increase / (Decrease)	(5)	$ (57)	(52)	$ (606)	—	$ —	10	$ 100

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Seix Floating Rate High Income Fund				Seix High Grade Municipal Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,014	$ 8,314	1,026	$ 8,156	102	$ 1,266	129	$ 1,612
Reinvestment of distributions	56	459	157	1,229	4	55	22	276
Shares repurchased and cross class conversions	(585)	(4,795)	(2,536)	(19,704)	(130)	(1,605)	(109)	(1,353)
Net Increase / (Decrease)	485	$ 3,978	(1,353)	$ (10,319)	(24)	$ (284)	42	$ 535
Class C
Shares sold and cross class conversions	151	$ 1,244	188	$ 1,495	—	$ —	—	$ —
Reinvestment of distributions	28	228	104	818	—	—	—	—
Shares repurchased and cross class conversions	(883)	(7,241)	(2,066)	(16,293)	—	—	—	—
Net Increase / (Decrease)	(704)	$ (5,769)	(1,774)	$ (13,980)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	73,072	$ 599,502	77,421	$ 609,210	452	$ 5,587	2,544	$ 31,489
Reinvestment of distributions	3,143	25,807	8,551	67,165	36	439	178	2,203
Shares repurchased and cross class conversions	(27,221)	(223,112)	(218,814)	(1,681,120)	(1,478)	(18,219)	(1,187)	(14,592)
Net Increase / (Decrease)	48,994	$ 402,197	(132,842)	$ (1,004,745)	(990)	$ (12,193)	1,535	$ 19,100
Class R6
Shares sold and cross class conversions	9,745	$ 79,970	4,461	$ 35,681	—	$ —	—	$ —
Reinvestment of distributions	287	2,358	1,163	9,086	—	—	—	—
Shares repurchased and cross class conversions	(6,193)	(51,010)	(53,749)	(418,732)	—	—	—	—
Net Increase / (Decrease)	3,839	$ 31,318	(48,125)	$ (373,965)	—	$ —	—	$ —

	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	634	$ 4,096	1,017	$ 6,104	1,015	$ 8,712	1,363	$ 11,150
Reinvestment of distributions	68	441	172	1,038	27	233	30	243
Shares repurchased and cross class conversions	(964)	(6,221)	(2,072)	(12,653)	(263)	(2,248)	(605)	(4,978)
Net Increase / (Decrease)	(262)	$ (1,684)	(883)	$ (5,511)	779	$ 6,697	788	$ 6,415
Class I
Shares sold and cross class conversions	3,469	$ 22,382	12,164	$ 73,430	13,839	$ 121,713	20,539	$ 167,587
Reinvestment of distributions	726	4,691	1,680	10,106	805	7,081	1,524	12,631
Shares repurchased and cross class conversions	(5,324)	(34,395)	(19,297)	(114,042)	(8,055)	(70,415)	(15,728)	(126,059)
Net Increase / (Decrease)	(1,129)	$ (7,322)	(5,453)	$ (30,506)	6,589	$ 58,379	6,335	$ 54,159

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Seix High Income Fund				Seix High Yield Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	258	$ 1,668	1,035	$ 6,328	800	$ 7,037	791	$ 6,417
Reinvestment of distributions	9	62	23	140	18	154	21	178
Shares repurchased and cross class conversions	(12)	(81)	(5,479)	(30,802)	(134)	(1,178)	(139)	(1,153)
Net Increase / (Decrease)	255	$ 1,649	(4,421)	$ (24,334)	684	$ 6,013	673	$ 5,442

	Seix Investment Grade Tax-Exempt Bond Fund				Seix Short-Term Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	18	$ 220	56	$ 672	78	$ 800	1,265	$ 12,808
Reinvestment of distributions	5	64	22	267	1	12	5	46
Shares repurchased and cross class conversions	(73)	(879)	(132)	(1,485)	(157)	(1,602)	(888)	(9,064)
Net Increase / (Decrease)	(50)	$ (595)	(54)	$ (546)	(78)	$ (790)	382	$ 3,790
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	13	$ 133	260	$ 2,639
Reinvestment of distributions	—	—	—	—	—	—	— (1)	1
Shares repurchased and cross class conversions	—	—	—	—	(93)	(948)	(131)	(1,333)
Net Increase / (Decrease)	—	$ —	—	$ —	(80)	$ (815)	129	$ 1,307
Class I
Shares sold and cross class conversions	3,018	$ 35,986	8,339	$ 99,676	15	$ 154	961	$ 9,775
Reinvestment of distributions	141	1,677	602	7,212	2	18	7	72
Shares repurchased and cross class conversions	(5,088)	(60,720)	(10,062)	(119,251)	(206)	(2,103)	(767)	(7,808)
Net Increase / (Decrease)	(1,929)	$ (23,057)	(1,121)	$ (12,363)	(189)	$ (1,931)	201	$ 2,039

	Seix Short-Term Municipal Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	6	$ 55	75	$ 769	387	$ 4,502	1,019	$ 11,996
Reinvestment of distributions	1	14	2	19	4	52	33	385
Shares repurchased and cross class conversions	(13)	(130)	(85)	(869)	(338)	(3,937)	(2,226)	(26,260)
Net Increase / (Decrease)	(6)	$ (61)	(8)	$ (81)	53	$ 617	(1,174)	$ (13,879)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Seix Short-Term Municipal Bond Fund				Seix Total Return Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	70	$ 707	463	$ 4,662	4,052	$ 45,759	17,761	$ 203,694
Reinvestment of distributions	10	101	20	201	128	1,446	690	7,927
Shares repurchased and cross class conversions	(440)	(4,469)	(357)	(3,618)	(4,830)	(54,426)	(13,423)	(153,517)
Net Increase / (Decrease)	(360)	$ (3,661)	126	$ 1,245	(650)	$ (7,221)	5,028	$ 58,104
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	2,016	$ 22,754	5,942	$ 68,723
Reinvestment of distributions	—	—	—	—	58	658	222	2,548
Shares repurchased and cross class conversions	—	—	—	—	(1,710)	(19,206)	(1,241)	(13,860)
Net Increase / (Decrease)	—	$ —	—	$ —	364	$ 4,206	4,923	$ 57,411

	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,460	$ 24,693	3,052	$ 30,577	29	$ 332	100	$ 1,139
Reinvestment of distributions	1	6	9	93	6	63	5	62
Shares repurchased and cross class conversions	(3,846)	(38,552)	(1,138)	(11,400)	(133)	(1,513)	(137)	(1,575)
Net Increase / (Decrease)	(1,385)	$ (13,853)	1,923	$ 19,270	(98)	$ (1,118)	(32)	$ (374)
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	2	$ 25	28	$ 325
Reinvestment of distributions	—	—	—	—	—	2	—	1
Shares repurchased and cross class conversions	—	—	—	—	(22)	(248)	(19)	(216)
Net Increase / (Decrease)	—	$ —	—	$ —	(20)	$ (221)	9	$ 110
Class I
Shares sold and cross class conversions	17,251	$ 173,117	101,190	$ 1,013,220	42	$ 480	584	$ 6,747
Reinvestment of distributions	121	1,216	625	6,261	7	84	12	134
Shares repurchased and cross class conversions	(26,026)	(261,048)	(79,686)	(797,591)	(410)	(4,678)	(1,007)	(11,565)
Net Increase / (Decrease)	(8,654)	$ (86,715)	22,129	$ 221,890	(361)	$ (4,114)	(411)	$ (4,684)

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Seix U.S. Government Securities Ultra-Short Bond Fund				Seix U.S. Mortgage Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	5,752	$ 57,794	13,175	$ 132,299	—	$ —	—	$ —
Reinvestment of distributions	3	26	12	117	—	—	—	—
Shares repurchased and cross class conversions	(3,900)	(39,181)	(7,046)	(70,727)	—	—	—	—
Net Increase / (Decrease)	1,855	$ 18,639	6,141	$ 61,689	—	$ —	—	$ —

	Seix Ultra-Short Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	88	$ 882	303	$ 3,004
Reinvestment of distributions	1	11	3	34
Shares repurchased and cross class conversions	(80)	(804)	(198)	(1,947)
Net Increase / (Decrease)	9	$ 89	108	$ 1,091
Class I
Shares sold and cross class conversions	1,404	$ 13,995	3,071	$ 30,457
Reinvestment of distributions	14	141	51	503
Shares repurchased and cross class conversions	(1,451)	(14,461)	(3,476)	(34,112)
Net Increase / (Decrease)	(33)	$ (325)	(354)	$ (3,152)
(1)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of June 30, 2021, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Seix Core Bond Fund	64%	3
Seix Corporate Bond Fund	56	1
Seix Floating Rate High Income Fund	50	3
Seix High Grade Municipal Bond Fund	46	2
Seix High Income Fund	43	1
Seix High Yield Fund	71	5
Seix Investment Grade Tax-Exempt Bond Fund	58	3
Seix Short-Term Bond Fund	36	2
Seix Short-Term Municipal Bond Fund	70	3
Seix Total Return Bond Fund	41	2

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	% of Shares Outstanding	Number of Accounts*
Seix U.S. Government Securities Ultra-Short Bond Fund	57%	2
Seix U.S. Mortgage Fund	48	2
Seix Ultra-Short Bond Fund	62	3
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2021, the Funds did not hold any securities that were restricted.

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). $100,000 of the Credit Agreement was reserved for the Seix Floating Rate High Income Fund. On March 15, 2018, the Trust, on behalf of Seix Floating Rate High Income Fund, entered into a separate $150,000 line of credit for that Fund and the original Credit Agreement was reduced to $150,000. On June 14, 2021, the Credit Agreement was increased to $250,000. Each Credit Agreement, as amended, is with a commercial bank and allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. The Credit Agreement expires on March 10, 2022, and the Seix Floating Rate High Income Fund expires on March 11, 2022. Each Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022 and March 11, 2022, respectively. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended June 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the period ended June 30, 2021.
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Seix Core Bond Fund	$ 112,167	$ 3,809	$ (224)	$ 3,585
Seix Corporate Bond Fund	170,211	5,073	(651)	4,422
Seix Floating Rate High Income Fund	2,264,724	38,073	(32,180)	5,893
Seix High Grade Municipal Bond Fund	71,966	3,055	(14)	3,041
Seix High Income Fund	222,766	8,673	(1,325)	7,348
Seix High Yield Fund	443,726	13,859	(1,858)	12,001
Seix Investment Grade Tax-Exempt Bond Fund	312,967	9,253	(62)	9,191
Seix Short-Term Bond Fund	12,008	116	(13)	103
Seix Short-Term Municipal Bond Fund	9,991	138	(—) (1)	138
Seix Total Return Bond Fund	404,789	13,498	(973)	12,525
Seix U.S. Government Securities Ultra-Short Bond Fund	1,110,974	8,745	(1,340)	7,405
Seix U.S. Mortgage Fund	10,487	338	(13)	325
Seix Ultra-Short Bond Fund	38,028	297	(25)	272
(1)	Amount is less than $500.
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 30, 2020, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Seix Floating Rate High Income Fund	$155,321	$498,390
Seix High Income Fund	24,660	73,858
Seix High Yield Fund	10,901	42,769
Seix Short-Term Bond Fund	20	—
Seix U.S. Government Securities Ultra-Short Bond Fund	5,077	276
Seix Ultra-Short Bond Fund	431	225
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2020, the following Funds deferred qualified late year losses as follows:

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Capital Loss Deferred
Seix Core Bond Fund	$ 145
Seix Floating Rate High Income Fund	19,548
Seix Total Return Bond Fund	1,607
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund,
Virtus Seix Short-Term Bond Fund, Virtus Seix Total Return Bond Fund,
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund,
Virtus Seix U.S. Mortgage Fund, and Virtus Seix Ultra-Short Bond Fund,
each a series of Virtus Asset Trust
Supplement dated July 16, 2021 to the Summary Prospectuses, the Virtus Asset Trust
Statutory Prospectus and the Statement of Additional Information (“SAI”),
each dated April 28, 2021, as supplemented (Unaudited)
IMPORTANT NOTICE TO INVESTORS
Effective January 1, 2022, James F. Keegan will be stepping down as portfolio manager for the Virtus Seix Core Bond Fund, Virtus Seix Corporate Bond Fund, Virtus Seix Short-Term Bond Fund, Virtus Seix Total Return Bond Fund, Virtus Seix U.S. Government Securities Ultra-Short Bond Fund, Virtus Seix U.S. Mortgage Fund, and Virtus Seix Ultra-Short Bond Fund (the “Funds”). There will be no changes to the investment processes for the Funds, which are team oriented. The Prospectuses and SAI will be updated as appropriate up to and including at the time of the transition.
Investors should retain this supplement with the
Prospectuses and SAI for future reference.
VAT 8022/Seix PM Announcement (7/2021)

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8624	08-21

SEMIANNUAL REPORT
VIRTUS ASSET TRUST

June 30, 2021
Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Mid-Cap Value Equity Fund
Virtus Ceredex Small-Cap Value Equity Fund
Virtus SGA International Growth Fund
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Small-Cap Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended June 30, 2021.
Monetary support drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks gained 17.54% as measured by the Russell 2000® Index, and large-capitalization stocks, as measured by the S&P 500® Index, returned 15.25%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 8.83%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 7.45%.
In fixed income markets, the yield on the 10-year Treasury rose to 1.45% on June 30, 2021, from 0.93% on December 31, 2020, based on fears of rising inflation. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 1.60% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 3.62%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about all the investment strategies we offer, please visit Virtus.com. If you have questions about your account or require assistance, please call our customer service team at 800-243-1574.
We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
August 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Asset Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,154.30	1.24%	$ 6.62
	Class C	1,000.00	1,151.40	1.72	9.17
	Class I	1,000.00	1,155.60	0.97	5.18
	Class R6	1,000.00	1,157.30	0.72	3.85
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,194.20	1.29	7.02
	Class C	1,000.00	1,190.40	1.79	9.72
	Class I	1,000.00	1,195.60	1.01	5.50
	Class R6	1,000.00	1,197.30	0.79	4.30
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,179.80	1.44	7.78
	Class C	1,000.00	1,178.10	1.84	9.94
	Class I	1,000.00	1,181.60	1.18	6.38
	Class R6	1,000.00	1,184.30	0.88	4.77
SGA International Growth Fund
	Class A	1,000.00	1,078.30	1.32	6.80
	Class I	1,000.00	1,079.80	1.07	5.52
	Class R6	1,000.00	1,080.40	0.95	4.90
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,134.50	1.23	6.51
	Class I	1,000.00	1,135.60	0.97	5.14
	Class R6	1,000.00	1,136.00	0.90	4.77
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,005.80	1.27	6.32
	Class I	1,000.00	1,007.40	1.15	5.72
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	997.10	1.25	6.19
	Class I	1,000.00	998.20	1.00	4.95
	Class R6	1,000.00	998.90	0.90	4.46

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

VIRTUS ASSET TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2021 TO June 30, 2021
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Ceredex Large-Cap Value Equity Fund
	Class A	$ 1,000.00	$ 1,018.65	1.24%	$ 6.21
	Class C	1,000.00	1,016.27	1.72	8.60
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,021.22	0.72	3.61
Ceredex Mid-Cap Value Equity Fund
	Class A	1,000.00	1,018.40	1.29	6.46
	Class C	1,000.00	1,015.92	1.79	8.95
	Class I	1,000.00	1,019.79	1.01	5.06
	Class R6	1,000.00	1,020.88	0.79	3.96
Ceredex Small-Cap Value Equity Fund
	Class A	1,000.00	1,017.65	1.44	7.20
	Class C	1,000.00	1,015.67	1.84	9.20
	Class I	1,000.00	1,018.94	1.18	5.91
	Class R6	1,000.00	1,020.43	0.88	4.41
SGA International Growth Fund
	Class A	1,000.00	1,018.25	1.32	6.61
	Class I	1,000.00	1,019.49	1.07	5.36
	Class R6	1,000.00	1,020.08	0.95	4.76
Silvant Large-Cap Growth Stock Fund
	Class A	1,000.00	1,018.70	1.23	6.16
	Class I	1,000.00	1,019.98	0.97	4.86
	Class R6	1,000.00	1,020.33	0.90	4.51
Silvant Small-Cap Growth Stock Fund
	Class A	1,000.00	1,018.50	1.27	6.36
	Class I	1,000.00	1,019.09	1.15	5.76
Zevenbergen Innovative Growth Stock Fund
	Class A	1,000.00	1,018.60	1.25	6.26
	Class I	1,000.00	1,019.84	1.00	5.01
	Class R6	1,000.00	1,020.33	0.90	4.51

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS ASSET TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
4

VIRTUS ASSET TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2021
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2021.
Ceredex Large-Cap Value Equity Fund
Financials	21%
Information Technology	19
Industrials	13
Materials	12
Health Care	11
Consumer Discretionary	6
Energy	5
Other	13
Total	100%
Ceredex Mid-Cap Value Equity Fund
Information Technology	23%
Industrials	18
Financials	16
Health Care	11
Materials	10
Consumer Discretionary	9
Energy	4
Other (includes short-term investment)	9
Total	100%

Ceredex Small-Cap Value Equity Fund
Financials	29%
Industrials	18
Information Technology	13
Materials	8
Health Care	7
Communication Services	7
Consumer Discretionary	6
Other	12
Total	100%
SGA International Growth Fund
Health Care	21%
Consumer Staples	21
Information Technology	15
Financials	15
Consumer Discretionary	10
Materials	6
Industrials	5
Other (includes short-term investment)	7
Total	100%

Silvant Large-Cap Growth Stock Fund
Information Technology	45%
Consumer Discretionary	15
Communication Services	14
Health Care	12
Industrials	6
Consumer Staples	4
Financials	2
Other	2
Total	100%
Silvant Small-Cap Growth Stock Fund
Health Care	30%
Information Technology	22
Industrials	15
Consumer Discretionary	15
Financials	6
Communication Services	4
Materials	3
Other (includes short-term investment and securities lending collateral)	5
Total	100%

Zevenbergen Innovative Growth Stock Fund
Information Technology	40%
Consumer Discretionary	26
Health Care	13
Communication Services	11
Financials	4
Industrials	3
Short-Term Investment	3
Total	100%
5

Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—3.5%
AT&T, Inc.	884,851	$ 25,466
Verizon Communications, Inc.	448,215	25,113
		50,579

Consumer Discretionary—5.5%
Advance Auto Parts, Inc.	133,983	27,485
BorgWarner, Inc.	525,272	25,497
Ralph Lauren Corp.	221,704	26,119
		79,101

Consumer Staples—2.6%
PepsiCo, Inc.	247,964	36,741
Energy—4.6%
Baker Hughes Co.	1,913,305	43,757
EOG Resources, Inc.	262,230	21,881
		65,638

Financials—20.4%
American Express Co.	361,227	59,685
American International Group, Inc.	902,757	42,971
Bank of America Corp.	1,465,601	60,427
Capital One Financial Corp.	379,930	58,771
Hartford Financial Services Group, Inc. (The)	342,680	21,236
Progressive Corp. (The)	265,235	26,049
Willis Towers Watson plc	109,368	25,157
		294,296

	Shares	Value

Health Care—11.3%
Humana, Inc.	127,926	$ 56,635
PerkinElmer, Inc.	343,577	53,052
Zimmer Biomet Holdings, Inc.	336,164	54,062
		163,749

Industrials—13.3%
CSX Corp.	677,493	21,734
General Electric Co.	3,530,262	47,517
Honeywell International, Inc.	235,755	51,713
Parker-Hannifin Corp.	160,406	49,262
Rockwell Automation, Inc.	78,357	22,412
		192,638

Information Technology—19.1%
Global Payments, Inc.	269,550	50,551
Intel Corp.	415,852	23,346
KLA Corp.	167,242	54,221
Microsoft Corp.	55,827	15,124
Motorola Solutions, Inc.	112,132	24,316
NXP Semiconductors N.V.	262,548	54,011
QUALCOMM, Inc.	378,065	54,037
		275,606

Materials—12.3%
Air Products and Chemicals, Inc.	181,877	52,322
AptarGroup, Inc.	154,165	21,713
Celanese Corp.	246,575	37,381
Crown Holdings, Inc.	217,351	22,215
FMC Corp.	185,997	20,125
	Shares	Value

Materials—continued
International Flavors & Fragrances, Inc.	159,817	$ 23,877
		177,633

Real Estate—3.0%
Cousins Properties, Inc.	597,657	21,982
Crown Castle International Corp.	112,101	21,871
		43,853

Utilities—2.9%
NextEra Energy, Inc.	577,756	42,338
Total Common Stocks (Identified Cost $1,175,570)		1,422,172

Total Long-Term Investments—98.5% (Identified Cost $1,175,570)		1,422,172

TOTAL INVESTMENTS—98.5% (Identified Cost $1,175,570)		$1,422,172
Other assets and liabilities, net—1.5%		21,415
NET ASSETS—100.0%		$1,443,587

Country Weightings†
United States	94%
Netherlands	4
Ireland	2
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,422,172	$1,422,172
Total Investments	$1,422,172	$1,422,172
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements
6

Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Consumer Discretionary—8.8%
Advance Auto Parts, Inc.	355,000	$ 72,825
Columbia Sportswear Co.	500,000	49,180
Darden Restaurants, Inc.	400,000	58,396
Foot Locker, Inc.	1,115,000	68,717
Wyndham Hotels & Resorts, Inc.	1,000,000	72,290
		321,408

Energy—4.1%
Baker Hughes Co.	2,700,000	61,749
Diamondback Energy, Inc.	430,000	40,373
EOG Resources, Inc.	550,000	45,892
		148,014

Financials—16.0%
American International Group, Inc.	1,435,000	68,306
Berkley (W.R.) Corp.	585,000	43,541
First Citizens BancShares, Inc. Class A	70,000	58,292
Gallagher (Arthur J.) & Co.	400,000	56,032
Hartford Financial Services Group, Inc. (The)	800,000	49,576
PacWest Bancorp	1,335,000	54,949
Raymond James Financial, Inc.	570,000	74,043
Signature Bank	325,000	79,836
Synchrony Financial	2,100,000	101,892
		586,467

Health Care—11.3%
Agilent Technologies, Inc.	500,000	73,905
Humana, Inc.	265,000	117,321
PerkinElmer, Inc.	765,000	118,123
	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	650,000	$ 104,533
		413,882

Industrials—17.8%
Fortive Corp.	800,000	55,792
Hubbell, Inc.	250,000	46,710
L3Harris Technologies, Inc.	185,000	39,988
Nordson Corp.	320,000	70,243
Parker-Hannifin Corp.	300,000	92,133
Rexnord Corp.	1,525,000	76,311
Rockwell Automation, Inc.	200,000	57,204
Stanley Black & Decker, Inc.	250,000	51,247
Vertiv Holdings Co.	3,100,000	84,630
Woodward, Inc.	625,000	76,800
		651,058

Information Technology—22.9%
Citrix Systems, Inc.	855,000	100,266
Global Payments, Inc.	685,000	128,465
Jack Henry & Associates, Inc.	415,000	67,857
Juniper Networks, Inc.	2,650,000	72,478
KLA Corp.	340,000	110,231
Marvell Technology, Inc.	1,840,000	107,327
Motorola Solutions, Inc.	500,000	108,425
NXP Semiconductors N.V.	700,000	144,004
		839,053

Materials—9.7%
Air Products and Chemicals, Inc.	245,000	70,481
Ashland Global Holdings, Inc.	600,000	52,500
Celanese Corp.	550,000	83,380
FMC Corp.	400,000	43,280
International Flavors & Fragrances, Inc.	355,000	53,037
PPG Industries, Inc.	310,000	52,629
		355,307

	Shares	Value

Real Estate—3.4%
Americold Realty Trust	1,430,000	$ 54,126
SBA Communications, Corp. Class A	220,000	70,114
		124,240

Utilities—4.0%
Ameren Corp.	630,000	50,425
Eversource Energy	650,000	52,156
Sempra Energy	325,000	43,056
		145,637

Total Common Stocks (Identified Cost $3,002,983)		3,585,066

Total Long-Term Investments—98.0% (Identified Cost $3,002,983)		3,585,066

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	41,325,734	41,326
Total Short-Term Investment (Identified Cost $41,326)		41,326

TOTAL INVESTMENTS—99.1% (Identified Cost $3,044,309)		$3,626,392
Other assets and liabilities, net—0.9%		33,055
NET ASSETS—100.0%		$3,659,447

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,585,066	$3,585,066
Money Market Mutual Fund	41,326	41,326
Total Investments	$3,626,392	$3,626,392
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements
7

Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—6.7%
Cogent Communications Holdings, Inc.	122,600	$ 9,427
Interpublic Group of Cos., Inc. (The)	574,668	18,671
Scholastic Corp.	148,300	5,619
		33,717

Consumer Discretionary—6.3%
Carter’s, Inc.	61,300	6,324
Gentex Corp.	109,003	3,607
Penske Automotive Group, Inc.	105,870	7,992
Steven Madden Ltd.	63,200	2,766
Tempur Sealy International, Inc.	277,000	10,856
		31,545

Consumer Staples—4.0%
Calavo Growers, Inc.	87,108	5,525
Casey’s General Stores, Inc.	23,800	4,633
Edgewell Personal Care Co.	85,200	3,740
Energizer Holdings, Inc.	116,014	4,986
Reynolds Consumer Products, Inc.	43,208	1,311
		20,195

Energy—2.1%
Ovintiv, Inc.	334,400	10,523
Financials—29.2%
American Financial Group, Inc.	40,900	5,101
Ameris Bancorp	97,383	4,930
AMERISAFE, Inc.	46,935	2,801
Bank of Hawaii Corp.	72,078	6,070
Cathay General Bancorp	151,392	5,959
Evercore, Inc. Class A	123,001	17,315
First Citizens BancShares, Inc. Class A	21,758	18,119
First Hawaiian, Inc.	344,750	9,770
First Interstate BancSystem, Inc. Class A	99,037	4,143
	Shares	Value

Financials—continued
Horace Mann Educators Corp.	124,056	$ 4,642
Jefferies Financial Group, Inc.	458,962	15,696
Kemper Corp.	231,649	17,119
Lazard, Ltd. Class A	167,000	7,557
SLM Corp.	749,992	15,705
South State Corp.	8,953	732
Western Alliance Bancorp	76,500	7,103
Zions Bancorp NA	65,184	3,446
		146,208

Health Care—6.9%
Bruker Corp.	67,657	5,141
Hill-Rom Holdings, Inc.	194,920	22,141
Owens & Minor, Inc.	167,900	7,107
		34,389

Industrials—18.5%
Barnes Group, Inc.	68,700	3,521
Donaldson Co., Inc.	80,829	5,135
EMCOR Group, Inc.	115,576	14,238
EnerSys	128,967	12,604
EnPro Industries, Inc.	42,275	4,107
Herman Miller, Inc.	154,000	7,259
ITT, Inc.	41,300	3,783
ManpowerGroup, Inc.	48,900	5,815
nVent Electric plc	358,100	11,187
Ritchie Bros. Auctioneers, Inc.	124,200	7,363
Stantec, Inc.	336,581	15,018
Tennant Co.	26,644	2,127
Wabash National Corp.	50,344	805
		92,962

Information Technology—12.5%
Dolby Laboratories, Inc. Class A	46,101	4,531
Juniper Networks, Inc.	533,400	14,589
Littelfuse, Inc.	32,721	8,337
MKS Instruments, Inc.	55,652	9,903
National Instruments Corp.	166,422	7,036
Power Integrations, Inc.	225,450	18,501
		62,897

	Shares	Value

Materials—7.9%
AptarGroup, Inc.	148,306	$ 20,887
Ashland Global Holdings, Inc.	134,348	11,756
Minerals Technologies, Inc.	89,600	7,049
		39,692

Real Estate—4.9%
Alexander & Baldwin, Inc.	65,000	1,191
CoreSite Realty Corp.	37,700	5,074
Healthcare Trust of America, Inc. Class A	177,222	4,732
Lamar Advertising Co. Class A	84,200	8,792
Physicians Realty Trust	264,146	4,879
		24,668

Utilities—1.0%
Essential Utilities, Inc.	107,613	4,918
Total Common Stocks (Identified Cost $369,421)		501,714

Total Long-Term Investments—100.0% (Identified Cost $369,421)		501,714

TOTAL INVESTMENTS—100.0% (Identified Cost $369,421)		$501,714
Other assets and liabilities, net—(0.0)%		(16)
NET ASSETS—100.0%		$501,698

Abbreviation:
NA	National Association

Country Weightings†
United States	94%
Canada	4
Bermuda	2
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$501,714	$501,714
Total Investments	$501,714	$501,714
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
8

SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Brazil—2.2%
MercadoLibre, Inc.(1)	752	$ 1,171
China—11.7%
Alibaba Group Holding Ltd. Sponsored ADR(1)	7,387	1,675
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	120,245	985
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	828,691	1,934
Tencent Holdings Ltd.	23,633	1,778
		6,372

Denmark—3.4%
Novo Nordisk A/S Sponsored ADR	22,160	1,856
France—7.1%
Dassault Systemes SE	8,036	1,949
L’Oreal SA	4,314	1,922
		3,871

Germany—8.2%
adidas AG	4,928	1,834
SAP SE Sponsored ADR	10,925	1,534
Sartorius AG	2,130	1,109
		4,477

Hong Kong—5.3%
AIA Group Ltd.	230,105	2,860
India—9.7%
Asian Paints Ltd.	26,701	1,075
HDFC Bank Ltd. ADR(1)	32,745	2,394
Infosys Ltd. Sponsored ADR	84,519	1,791
		5,260

Ireland—2.5%
Medtronic plc	10,746	1,334
Japan—5.1%
Recruit Holdings Co., Ltd.	31,767	1,564
	Shares	Value

Japan—continued
Sysmex Corp.	9,925	$ 1,179
		2,743

Mexico—5.9%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	19,580	1,655
Wal-Mart de Mexico SAB de C.V.	470,242	1,536
		3,191

Netherlands—6.1%
Adyen NV(1)	523	1,278
Heineken NV	16,826	2,039
		3,317

Switzerland—8.8%
Alcon, Inc.	25,036	1,759
Nestle S.A Registered Shares	10,850	1,351
Temenos AG Registered Shares	10,366	1,665
		4,775

Thailand—2.1%
CP ALL PCL	619,384	1,160
United Kingdom—13.5%
Aon plc Class A	10,491	2,505
Diageo plc	32,598	1,561
IHS Markit Ltd.	11,215	1,263
Linde plc	6,948	2,009
		7,338

United States—4.1%
STERIS plc	10,660	2,199
Total Common Stocks (Identified Cost $36,709)		51,924

Total Long-Term Investments—95.7% (Identified Cost $36,709)		51,924

	Shares	Value

Short-Term Investment—3.7%
Money Market Mutual Fund—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	2,023,835	$ 2,024
Total Short-Term Investment (Identified Cost $2,024)		2,024

TOTAL INVESTMENTS—99.4% (Identified Cost $38,733)		$53,948
Other assets and liabilities, net—0.6%		318
NET ASSETS—100.0%		$54,266

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	14%
China	12
India	10
Switzerland	9
Germany	8
United States	8
France	7
Other	32
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$51,924	$51,924
Money Market Mutual Fund	2,024	2,024
Total Investments	$53,948	$53,948
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
9

Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—14.5%
Alphabet, Inc. Class A(1)	2,154	$ 5,260
Alphabet, Inc. Class C(1)	2,225	5,576
Comcast Corp. Class A	23,035	1,313
Facebook, Inc. Class A(1)	17,186	5,976
Snap, Inc. Class A(1)	9,420	642
Walt Disney Co. (The)(1)	4,047	711
		19,478

Consumer Discretionary—14.8%
Amazon.com, Inc.(1)	3,140	10,802
Booking Holdings, Inc.(1)	555	1,214
Chipotle Mexican Grill, Inc. Class A(1)	656	1,017
DraftKings, Inc. Class A(1)	14,040	732
Las Vegas Sands Corp.(1)	20,301	1,070
O’Reilly Automotive, Inc.(1)	3,684	2,086
Royal Caribbean Cruises Ltd.(1)	12,543	1,070
TJX Cos., Inc. (The)	27,882	1,880
		19,871

Consumer Staples—3.9%
Colgate-Palmolive Co.	6,879	560
Costco Wholesale Corp.	6,385	2,526
Estee Lauder Cos., Inc. (The) Class A	6,722	2,138
		5,224

Financials—2.2%
American Express Co.	7,696	1,271
Coinbase Global, Inc. Class A(1)	2,033	515
Goldman Sachs Group, Inc. (The)	2,011	763
	Shares	Value

Financials—continued
Silvergate Capital Corp. Class A(1)	3,669	$ 416
		2,965

Health Care—12.3%
Bristol-Myers Squibb Co.	16,667	1,114
Dexcom, Inc.(1)	3,110	1,328
Edwards Lifesciences Corp.(1)	17,203	1,782
Eli Lilly & Co.	10,313	2,367
Exact Sciences Corp.(1)	8,474	1,053
Insulet Corp.(1)	1,885	517
Intuitive Surgical, Inc.(1)	1,537	1,414
Mettler-Toledo International, Inc.(1)	1,117	1,547
Teladoc Health, Inc.(1)	4,821	802
Thermo Fisher Scientific, Inc.	1,629	822
UnitedHealth Group, Inc.	7,178	2,874
Vertex Pharmaceuticals, Inc.(1)	4,301	867
		16,487

Industrials—5.6%
Boeing Co. (The)(1)	9,185	2,200
Deere & Co.	4,728	1,668
Emerson Electric Co.	7,513	723
Fair Isaac Corp.(1)	1,266	636
Honeywell International, Inc.	2,187	480
IHS Markit Ltd.	10,278	1,158
Roper Technologies, Inc.	1,354	637
		7,502

Information Technology—44.9%
Apple, Inc.	98,552	13,498
Applied Materials, Inc.	16,409	2,337
Autodesk, Inc.(1)	6,603	1,927
Avalara, Inc.(1)	5,573	902
DocuSign, Inc.(1)	2,704	756
	Shares	Value

Information Technology—continued
Five9, Inc.(1)	4,318	$ 792
Mastercard, Inc. Class A	7,724	2,820
Microsoft Corp.	53,246	14,424
NVIDIA Corp.	6,692	5,354
Paycom Software, Inc.(1)	2,153	783
PayPal Holdings, Inc.(1)	11,367	3,313
QUALCOMM, Inc.	17,839	2,550
salesforce.com, Inc.(1)	7,292	1,781
Twilio, Inc. Class A(1)	3,643	1,436
Universal Display Corp.	3,680	818
Visa, Inc. Class A	22,089	5,165
Workday, Inc. Class A(1)	6,497	1,551
		60,207

Materials—0.9%
Air Products and Chemicals, Inc.	2,086	600
Vulcan Materials Co.	3,169	552
		1,152

Real Estate—0.9%
Equinix, Inc.	1,546	1,241
Total Common Stocks (Identified Cost $47,299)		134,127

Total Long-Term Investments—100.0% (Identified Cost $47,299)		134,127

TOTAL INVESTMENTS—100.0% (Identified Cost $47,299)		$134,127
Other assets and liabilities, net—(0.0)%		(48)
NET ASSETS—100.0%		$134,079

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$134,127	$134,127
Total Investments	$134,127	$134,127
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements
10

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—4.1%
Cardlytics, Inc.(1)	6,196	$ 787
Magnite, Inc.(1)	21,197	717
		1,504

Consumer Discretionary—14.7%
Bally’s Corp.(1)	5,193	281
CarParts.com, Inc.(1)	10,272	209
Children’s Place, Inc. (The)(1)	1,611	150
Churchill Downs, Inc.	2,700	535
Dine Brands Global, Inc.(1)	2,190	195
Five Below, Inc.(1)	2,702	522
Lithia Motors, Inc.	1,193	410
Monarch Casino & Resort, Inc.(1)	6,506	431
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,153	181
Papa John’s International, Inc.	2,020	211
Planet Fitness, Inc. Class A(1)	4,492	338
RH (1)	660	448
Texas Roadhouse, Inc. Class A	8,542	822
Wingstop, Inc.	3,735	589
		5,322

Consumer Staples—2.2%
Boston Beer Co., Inc. (The) Class A(1)	309	315
WD-40 Co.	1,859	477
		792

Financials—6.4%
Ares Management Corp. Class A	7,623	485
Customers Bancorp, Inc.(1)	3,932	153
Essent Group Ltd.	5,699	256
First Financial Bankshares, Inc.	5,299	260
Goosehead Insurance, Inc. Class A	3,777	481
NMI Holdings, Inc. Class A(1)	12,092	272
RLI Corp.	3,834	401
		2,308

Health Care—29.4%
Akero Therapeutics, Inc.(1)	4,482	111
Allakos, Inc.(1)	2,242	191
Amedisys, Inc.(1)	866	212
Amicus Therapeutics, Inc.(1)	16,168	156
Arrowhead Pharmaceuticals, Inc.(1)	2,987	247
Bridgebio Pharma, Inc.(1)	2,746	167
Cara Therapeutics, Inc.(1)	9,676	138
Chemed Corp.	1,589	754
Editas Medicine, Inc.(1)	3,041	172
Encompass Health Corp.	3,595	281
	Shares	Value

Health Care—continued
Fate Therapeutics, Inc.(1)	4,230	$ 367
Insmed, Inc.(1)	7,813	222
Inspire Medical Systems, Inc.(1)	4,324	836
Insulet Corp.(1)	2,579	708
Karyopharm Therapeutics, Inc.(1)	11,386	118
LHC Group, Inc.(1)	3,409	683
Madrigal Pharmaceuticals, Inc.(1)	1,291	126
Natera, Inc.(1)	9,493	1,078
Nkarta, Inc.(1)	3,643	116
Novocure Ltd.(1)	3,788	840
Outset Medical, Inc.(1)	3,828	191
Penumbra, Inc.(1)	1,140	313
Phreesia, Inc.(1)	10,231	627
Reata Pharmaceuticals, Inc. Class A(1)	3,483	493
REGENXBIO, Inc.(1)	3,971	154
Sarepta Therapeutics, Inc.(1)	4,287	333
Tandem Diabetes Care, Inc.(1)	7,307	712
Ultragenyx Pharmaceutical, Inc.(1)	3,578	341
		10,687

Industrials—14.8%
Bloom Energy Corp. Class A(1)	5,912	159
Casella Waste Systems, Inc. Class A(1)	11,066	702
Chart Industries, Inc.(1)	4,312	631
Herc Holdings, Inc.(1)	4,525	507
IAA, Inc.(1)	3,822	209
MSA Safety, Inc.	2,366	392
Proto Labs, Inc.(1)	2,883	265
Saia, Inc.(1)	3,372	706
Simpson Manufacturing Co., Inc.	4,538	501
Teledyne Technologies, Inc.(1)	2,687	1,125
Vicor Corp.(1)	1,497	158
		5,355

Information Technology—21.9%
Agilysys, Inc.(1)	7,226	411
Bill.com Holdings, Inc.(1)	1,245	228
Blackline, Inc.(1)	1,341	149
Brooks Automation, Inc.	8,622	822
CMC Materials, Inc.	3,536	533
Coupa Software, Inc.(1)	2,353	617
Everbridge, Inc.(1)	3,140	427
Five9, Inc.(1)	9,094	1,668
FormFactor, Inc.(1)	12,342	450
Q2 Holdings, Inc.(1)	13,572	1,392
Repay Holdings Corp.(1)	9,958	239
Tenable Holdings, Inc.(1)	7,624	315
Tower Semiconductor Ltd.(1)	9,185	270
	Shares	Value

Information Technology—continued
Varonis Systems, Inc.(1)	7,614	$ 439
		7,960

Materials—2.9%
Balchem Corp.	5,551	729
Quaker Chemical Corp.	1,419	336
		1,065

Real Estate—2.0%
Essential Properties Realty Trust, Inc.	22,654	613
Tanger Factory Outlet Centers, Inc.(2)	6,327	119
		732

Total Common Stocks (Identified Cost $18,266)		35,725

Total Long-Term Investments—98.4% (Identified Cost $18,266)		35,725

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	370,618	371
Total Short-Term Investment (Identified Cost $371)		371

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	119,660	120
Total Securities Lending Collateral (Identified Cost $120)		120

TOTAL INVESTMENTS—99.7% (Identified Cost $18,757)		$36,216
Other assets and liabilities, net—0.3%		109
NET ASSETS—100.0%		$36,325

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Financial Statements
11

Silvant Small-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$35,725	$35,725
Securities Lending Collateral	120	120
Money Market Mutual Fund	371	371
Total Investments	$36,216	$36,216
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Financial Statements
12

Zevenbergen Innovative Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—11.8%
fuboTV, Inc.(1)	532,300	$ 17,092
Netflix, Inc.(1)	61,675	32,577
Sea Ltd. ADR(1)	51,400	14,115
Snap, Inc. Class A(1)	746,450	50,863
Zillow Group, Inc. Class C(1)	444,500	54,327
		168,974

Consumer Discretionary—26.6%
Airbnb, Inc. Class A(1)	194,275	29,751
Amazon.com, Inc.(1)	14,375	49,452
Chegg, Inc.(1)	306,275	25,455
Chewy, Inc. Class A(1)	350,500	27,938
Coursera, Inc.(1)	198,250	7,843
Fiverr International Ltd.(1)	59,750	14,489
Global-e Online Ltd.(1)	164,300	9,378
MercadoLibre, Inc.(1)	46,225	72,009
Peloton Interactive, Inc. Class A(1)	320,000	39,686
Tesla, Inc.(1)	155,000	105,354
		381,355

Financials—4.0%
Coinbase Global, Inc. Class A(1)	57,775	14,634
Goosehead Insurance, Inc. Class A	113,350	14,430
Lemonade, Inc.(1)	125,000	13,676
Silvergate Capital Corp. Class A(1)	133,550	15,134
		57,874

Health Care—13.4%
Adaptive Biotechnologies Corp.(1)	313,300	12,801
Castle Biosciences, Inc.(1)	147,400	10,809
Exact Sciences Corp.(1)	557,200	69,266
GoodRx Holdings, Inc. Class A(1)	395,250	14,233
	Shares	Value

Health Care—continued
Seagen, Inc.(1)	80,000	$ 12,630
Teladoc Health, Inc.(1)	305,650	50,827
Veeva Systems, Inc. Class A(1)	71,475	22,225
		192,791

Industrials—3.2%
Desktop Metal, Inc. Class A(1)	374,800	4,310
Uber Technologies, Inc.(1)	846,500	42,427
		46,737

Information Technology—40.7%
Coupa Software, Inc.(1)	26,730	7,006
NVIDIA Corp.	85,500	68,409
Okta, Inc. Class A(1)	205,150	50,196
PayPal Holdings, Inc.(1)	163,000	47,511
ServiceNow, Inc.(1)	62,100	34,127
Shopify, Inc. Class A(1)	65,120	95,139
Snowflake, Inc. Class A(1)	122,150	29,536
Sprout Social, Inc. Class A(1)	313,450	28,029
Square, Inc. Class A(1)	223,000	54,367
Trade Desk, Inc. (The) Class A(1)	1,045,000	80,841
Twilio, Inc. Class A(1)	45,800	18,053
UiPath, Inc. Class A(1)	106,100	7,207
Unity Software, Inc.(1)	250,000	27,457
Zoom Video Communications, Inc. Class A(1)	92,400	35,762
		583,640

Total Common Stocks (Identified Cost $909,453)		1,431,371

Total Long-Term Investments—99.7% (Identified Cost $909,453)		1,431,371

	Shares	Value

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	46,833,448	$ 46,833
Total Short-Term Investment (Identified Cost $46,833)		46,833

TOTAL INVESTMENTS—103.0% (Identified Cost $956,286)		$1,478,204
Other assets and liabilities, net—(3.0)%		(42,647)
NET ASSETS—100.0%		$1,435,557

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
Canada	6
Argentina	5
Israel	2
Singapore	1
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,431,371	$1,431,371
Money Market Mutual Fund	46,833	46,833
Total Investments	$1,478,204	$1,478,204
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
13

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Assets
Investment in securities at value(1)	$ 1,422,172	$ 3,626,392	$ 501,714	$ 53,948
Cash	2,022	25,996	166	50
Receivables
Investment securities sold	23,875	7,616	859	—
Fund shares sold	490	2,678	439	266
Dividends	1,293	3,447	209	24
Tax reclaims	—	—	8	110
Securities lending income	—	—	—	— (a)
Prepaid Trustees’ retainer	17	38	5	1
Prepaid expenses	48	64	29	19
Other assets	117	295	41	4
Total assets	1,450,034	3,666,526	503,470	54,422
Liabilities
Payables
Fund shares repurchased	4,994	3,183	1,158	26
Foreign capital gains tax	—	—	—	69
Investment advisory fees	719	2,018	334	28
Distribution and service fees	46	85	13	2
Administration and accounting fees	119	299	42	5
Transfer agent and sub-transfer agent fees and expenses	364	1,015	145	11
Professional fees	20	42	19	11
Trustee deferred compensation plan	117	295	41	4
Interest expense and/or commitment fees	1	4	1	— (a)
Other accrued expenses	67	138	19	—
Total liabilities	6,447	7,079	1,772	156
Net Assets	$ 1,443,587	$ 3,659,447	$ 501,698	$ 54,266
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,006,171	$ 2,764,581	$ 342,090	$ 37,487
Accumulated earnings (loss)	437,416	894,866	159,608	16,779
Net Assets	$ 1,443,587	$ 3,659,447	$ 501,698	$ 54,266
Net Assets:
Class A	$ 207,335	$ 297,183	$ 58,110	$ 7,542
Class C	$ 3,797	$ 28,198	$ 1,217	$ —
Class I	$ 633,452	$ 2,367,084	$ 320,811	$ 45,021
Class R6	$ 599,003	$ 966,982	$ 121,560	$ 1,703
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	13,790,195	20,479,600	5,304,497	682,254
Class C	262,671	2,003,638	127,850	—
Class I	41,419,596	160,036,512	27,866,178	3,952,749
Class R6	38,788,829	65,027,426	10,515,776	148,732
Net Asset Value and Redemption Price Per Share:*
Class A	$ 15.03	$ 14.51	$ 10.95	$ 11.05
Class C	$ 14.45	$ 14.07	$ 9.52	$ —
Class I	$ 15.29	$ 14.79	$ 11.51	$ 11.39
Class R6	$ 15.44	$ 14.87	$ 11.56	$ 11.45
See Notes to Financial Statements
14

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 15.90	$ 15.35	$ 11.59	$ 11.69
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,175,570	$ 3,044,309	$ 369,421	$ 38,733

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
15

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Assets
Investment in securities at value(1)(2)	$ 134,127	$ 36,216	$ 1,478,204
Cash	109	254	200
Receivables
Investment securities sold	—	—	19,281
Fund shares sold	39	2	11,790
Dividends	9	10	13
Securities lending income	— (a)	— (a)	—
Prepaid Trustees’ retainer	1	—	15
Prepaid expenses	19	16	136
Other assets	10	3	105
Total assets	134,314	36,501	1,509,744
Liabilities
Payables
Fund shares repurchased	75	6	11,341
Investment securities purchased	—	—	61,640
Collateral on securities loaned	—	120	—
Investment advisory fees	72	18	750
Distribution and service fees	24	3	67
Administration and accounting fees	11	3	106
Transfer agent and sub-transfer agent fees and expenses	21	7	143
Professional fees	15	14	7
Trustee deferred compensation plan	10	3	105
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	7	2	28
Total liabilities	235	176	74,187
Net Assets	$ 134,079	$ 36,325	$ 1,435,557
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 41,662	$ 17,581	$ 935,163
Accumulated earnings (loss)	92,417	18,744	500,394
Net Assets	$ 134,079	$ 36,325	$ 1,435,557
Net Assets:
Class A	$ 118,781	$ 14,813	$ 348,563
Class I	$ 14,942	$ 21,512	$ 1,075,203
Class R6	$ 356	$ —	$ 11,791
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	16,967,872	1,587,081	5,602,440
Class I	1,322,323	1,696,338	16,155,151
Class R6	31,112	—	177,043
Net Asset Value and Redemption Price Per Share:*
Class A	$ 7.00	$ 9.33	$ 62.22
Class I	$ 11.30	$ 12.68	$ 66.55
Class R6	$ 11.44	$ —	$ 66.60
See Notes to Financial Statements
16

VIRTUS ASSET TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2021
(Reported in thousands except shares and per share amounts)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 7.41	$ 9.87	$ 65.84
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 47,299	$ 18,757	$ 956,286
(2) Market value of securities on loan	$ —	$ 117	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
17

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund	Ceredex Mid-Cap Value Equity Fund	Ceredex Small-Cap Value Equity Fund	SGA International Growth Fund
Investment Income
Dividends	$ 11,636	$ 22,739	$ 5,306	$ 327
Securities lending, net of fees	113	288	—	2
Foreign taxes withheld	(22)	(121)	(23)	(32)
Total investment income	11,727	22,906	5,283	297
Expenses
Investment advisory fees	4,609	11,880	2,148	209
Distribution and service fees, Class A	247	361	71	9
Distribution and service fees, Class C	20	146	8	—
Administration and accounting fees	687	1,707	254	28
Transfer agent fees and expenses	289	720	106	11
Sub-transfer agent fees and expenses, Class A	140	261	46	4
Sub-transfer agent fees and expenses, Class C	1	14	1	—
Sub-transfer agent fees and expenses, Class I	511	1,715	276	20
Custodian fees	1	3	1	— (1)
Printing fees and expenses	36	90	15	2
Professional fees	19	35	15	15
Interest expense and/or commitment fees	3	8	1	— (1)
Registration fees	41	70	31	18
Trustees’ fees and expenses	36	93	14	1
Miscellaneous expenses	41	109	16	4
Total expenses	6,681	17,212	3,003	321
Less net expenses reimbursed and/or waived by investment adviser(2)	(398)	(311)	(102)	(50)
Less low balance account fees	— (1)	— (1)	—	—
Net expenses	6,283	16,901	2,901	271
Net investment income (loss)	5,444	6,005	2,382	26
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	194,683	660,992	57,742	1,878
Foreign currency transactions	—	—	—	(2)
Net change in unrealized appreciation (depreciation) on:
Investments	(114)	(54,436)	24,737	1,928
Foreign currency transactions	—	—	—	(3)
Foreign capital gains tax	—	—	—	(6)
Net realized and unrealized gain (loss) on investments	194,569	606,556	82,479	3,795
Net increase (decrease) in net assets resulting from operations	$200,013	$612,561	$84,861	$3,821

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
18

VIRTUS ASSET TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2021
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund	Silvant Small-Cap Growth Stock Fund	Zevenbergen Innovative Growth Stock Fund
Investment Income
Dividends	$ 326	$ 27	$ 193
Securities lending, net of fees	— (1)	— (1)	—
Total investment income	326	27	193
Expenses
Investment advisory fees	443	159	5,444
Distribution and service fees, Class A	139	19	445
Administration and accounting fees	67	22	710
Transfer agent fees and expenses	28	9	299
Sub-transfer agent fees and expenses, Class A	38	5	193
Sub-transfer agent fees and expenses, Class I	10	17	524
Custodian fees	— (1)	— (1)	1
Printing fees and expenses	4	1	44
Professional fees	12	11	18
Interest expense and/or commitment fees	— (1)	— (1)	9
Registration fees	18	10	92
Trustees’ fees and expenses	4	1	44
Miscellaneous expenses	8	4	32
Total expenses	771	258	7,855
Less net expenses reimbursed and/or waived by investment adviser(2)	(13)	(35)	(255)
Less low balance account fees	— (1)	— (1)	— (1)
Net expenses	758	223	7,600
Net investment income (loss)	(432)	(196)	(7,407)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	6,074	1,494	1,294
Net change in unrealized appreciation (depreciation) on:
Investments	10,613	(1,010)	(44,742)
Net realized and unrealized gain (loss) on investments	16,687	484	(43,448)
Net increase (decrease) in net assets resulting from operations	$16,255	$ 288	$(50,855)

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
19

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Ceredex Large-Cap Value Equity Fund		Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,444	$ 14,646	$ 6,005	$ 28,571
Net realized gain (loss)	194,683	29,245	660,992	(340,054)
Net change in unrealized appreciation (depreciation)	(114)	(14,612)	(54,436)	206,586
Increase (decrease) in net assets resulting from operations	200,013	29,279	612,561	(104,897)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4,180)	(10,415)	—	(8,109)
Class C	(79)	(308)	—	(817)
Class I	(12,677)	(33,878)	—	(56,746)
Class R6	(11,777)	(23,159)	—	(20,907)
Total dividends and distributions to shareholders	(28,713)	(67,760)	—	(86,579)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,000)	(13,875)	(36,163)	(59,181)
Class C	(1,183)	(526)	(8,467)	(10,647)
Class I	(38,723)	(54,001)	(170,185)	(200,396)
Class R6	18,272	117,594	39,223	(13,964)
Increase (decrease) in net assets from capital transactions	(23,634)	49,192	(175,592)	(284,188)
Net increase (decrease) in net assets	147,666	10,711	436,969	(475,664)
Net Assets
Beginning of period	1,295,921	1,285,210	3,222,478	3,698,142
End of Period	$ 1,443,587	$ 1,295,921	$ 3,659,447	$ 3,222,478
See Notes to Financial Statements
20

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Ceredex Small-Cap Value Equity Fund		SGA International Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,382	$ 2,479	$ 26	$ (68)
Net realized gain (loss)	57,742	(28,331)	1,876	2,028
Net change in unrealized appreciation (depreciation)	24,737	22,562	1,919	5,579
Increase (decrease) in net assets resulting from operations	84,861	(3,290)	3,821	7,539
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(180)	(676)	(124)	(1,242)
Class C	(4)	(36)	—	—
Class I	(954)	(5,048)	(707)	(6,531)
Class R6	(364)	(887)	(27)	(119)
Total dividends and distributions to shareholders	(1,502)	(6,647)	(858)	(7,892)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,052)	(13,082)	200	456
Class C	(1,525)	(2,553)	—	—
Class I	(68,936)	(109,636)	2,310	5,075
Class R6	15,106	61,568	796	754
Increase (decrease) in net assets from capital transactions	(61,407)	(63,703)	3,306	6,285
Net increase (decrease) in net assets	21,952	(73,640)	6,269	5,932
Net Assets
Beginning of period	479,746	553,386	47,997	42,065
End of Period	$ 501,698	$ 479,746	$ 54,266	$ 47,997
See Notes to Financial Statements
21

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Large-Cap Growth Stock Fund		Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (432)	$ (509)	$ (196)	$ (229)
Net realized gain (loss)	6,074	16,501	1,494	497
Net change in unrealized appreciation (depreciation)	10,613	18,957	(1,010)	10,184
Increase (decrease) in net assets resulting from operations	16,255	34,949	288	10,452
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(5,968)	(11,918)	(132)	(279)
Class I	(487)	(1,077)	(141)	(321)
Class R6	(11)	(22)	—	—
Total dividends and distributions to shareholders	(6,466)	(13,017)	(273)	(600)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(486)	(127)	86	(637)
Class I	(1,523)	(4,051)	(1,925)	(979)
Class R6	(26)	130	—	—
Increase (decrease) in net assets from capital transactions	(2,035)	(4,048)	(1,839)	(1,616)
Net increase (decrease) in net assets	7,754	17,884	(1,824)	8,236
Net Assets
Beginning of period	126,325	108,441	38,149	29,913
End of Period	$ 134,079	$ 126,325	$ 36,325	$ 38,149
See Notes to Financial Statements
22

VIRTUS ASSET TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (7,407)	$ (6,327)
Net realized gain (loss)	1,294	3,286
Net change in unrealized appreciation (depreciation)	(44,742)	516,552
Increase (decrease) in net assets resulting from operations	(50,855)	513,511
Change in Net Assets from Capital Transactions (See Note 5):
Class A	24,761	163,432
Class I	77,633	559,458
Class R6	10,726	100
Increase (decrease) in net assets from capital transactions	113,120	722,990
Net increase (decrease) in net assets	62,265	1,236,501
Net Assets
Beginning of period	1,373,292	136,791
End of Period	$ 1,435,557	$ 1,373,292
See Notes to Financial Statements
23

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Large-Cap Value Equity Fund
Class A
1/1/21 to 6/30/21(6)	$13.29	0.03	2.02	2.05	—	(0.31)	(0.31)	1.74	$15.03	15.43%	$ 207,335	1.24% (7)(8)	1.23%	0.46%	88%
1/1/20 to 12/31/20	13.70	0.13	0.21	0.34	(0.14)	(0.61)	(0.75)	(0.41)	13.29	3.47	185,257	1.24	1.27	1.07	193
1/1/19 to 12/31/19	11.21	0.13	3.30	3.43	(0.17)	(0.77)	(0.94)	2.49	13.70	30.56	206,528	1.24	1.29	1.04	118
1/1/18 to 12/31/18	16.20	0.18	(1.81)	(1.63)	(0.24)	(3.12)	(3.36)	(4.99)	11.21	(10.63)	223,853	1.24	1.27	1.16	128
4/1/17 to 12/31/17(9)	16.98	0.13	1.84	1.97	(0.20)	(2.55)	(2.75)	(0.78)	16.20	12.14	323,202	1.24	1.30	1.04	54
4/1/16 to 3/31/17	14.60	0.23	2.43	2.66	(0.22)	(0.06)	(0.28)	2.38	16.98	18.31	335,256	1.25	1.36	1.45	77
4/1/15 to 3/31/16	16.48	0.17	(0.56)	(0.39)	(0.19)	(1.30)	(1.49)	(1.88)	14.60	(2.46)	362,805	1.27	1.37	1.09	66
Class C
1/1/21 to 6/30/21(6)	$12.82	— (10)	1.94	1.94	—	(0.31)	(0.31)	1.63	$14.45	15.14%	$ 3,797	1.72%	1.90%	(0.02) %	88%
1/1/20 to 12/31/20	13.26	0.07	0.19	0.26	(0.09)	(0.61)	(0.70)	(0.44)	12.82	2.98	4,486	1.72	1.94	0.61	193
1/1/19 to 12/31/19	10.86	0.06	3.20	3.26	(0.09)	(0.77)	(0.86)	2.40	13.26	30.00	5,531	1.72	1.94	0.51	118
1/1/18 to 12/31/18	15.78	0.11	(1.77)	(1.66)	(0.14)	(3.12)	(3.26)	(4.92)	10.86	(11.09)	14,625	1.72	1.92	0.69	128
4/1/17 to 12/31/17(9)	16.59	0.08	1.78	1.86	(0.12)	(2.55)	(2.67)	(0.81)	15.78	11.76	17,744	1.68	1.86	0.61	54
4/1/16 to 3/31/17	14.28	0.15	2.37	2.52	(0.15)	(0.06)	(0.21)	2.31	16.59	17.70	18,590	1.72	1.72	0.98	77
4/1/15 to 3/31/16	16.15	0.10	(0.55)	(0.45)	(0.12)	(1.30)	(1.42)	(1.87)	14.28	(2.88)	19,053	1.71	1.71	0.65	66
Class I
1/1/21 to 6/30/21(6)	$13.50	0.05	2.05	2.10	—	(0.31)	(0.31)	1.79	$15.29	15.56%	$ 633,452	0.97%	1.00%	0.73%	88%
1/1/20 to 12/31/20	13.88	0.16	0.22	0.38	(0.15)	(0.61)	(0.76)	(0.38)	13.50	3.76	594,834	0.97	1.03	1.33	193
1/1/19 to 12/31/19	11.34	0.17	3.34	3.51	(0.20)	(0.77)	(0.97)	2.54	13.88	30.94	668,846	0.97	1.04	1.30	118
1/1/18 to 12/31/18	16.35	0.23	(1.84)	(1.61)	(0.28)	(3.12)	(3.40)	(5.01)	11.34	(10.39)	799,262	0.97	1.02	1.43	128
4/1/17 to 12/31/17(9)	17.11	0.17	1.86	2.03	(0.24)	(2.55)	(2.79)	(0.76)	16.35	12.42	1,300,385	0.97	1.05	1.31	54
4/1/16 to 3/31/17	14.71	0.28	2.45	2.73	(0.27)	(0.06)	(0.33)	2.40	17.11	18.63	1,432,996	0.97	1.09	1.73	77
4/1/15 to 3/31/16	16.60	0.22	(0.57)	(0.35)	(0.24)	(1.30)	(1.54)	(1.89)	14.71	(2.19)	1,440,587	0.97	1.09	1.40	66
Class R6*
1/1/21 to 6/30/21(6)	$13.61	0.07	2.07	2.14	—	(0.31)	(0.31)	1.83	$15.44	15.73%	$ 599,003	0.72%	0.83%	0.98%	88%
1/1/20 to 12/31/20	13.96	0.19	0.23	0.42	(0.16)	(0.61)	(0.77)	(0.35)	13.61	4.03	511,344	0.72	0.86	1.57	193
1/1/19 to 12/31/19	11.39	0.21	3.36	3.57	(0.23)	(0.77)	(1.00)	2.57	13.96	31.33	404,305	0.72	0.85	1.55	118
1/1/18 to 12/31/18	16.41	0.27	(1.85)	(1.58)	(0.32)	(3.12)	(3.44)	(5.02)	11.39	(10.22)	272,596	0.72	0.83	1.69	128
4/1/17 to 12/31/17(9)	17.18	0.21	1.85	2.06	(0.28)	(2.55)	(2.83)	(0.77)	16.41	12.60	336,516	0.72	0.80	1.57	54
4/1/16 to 3/31/17	14.77	0.32	2.46	2.78	(0.31)	(0.06)	(0.37)	2.41	17.18	18.92	322,129	0.72	0.72	1.98	77
4/1/15 to 3/31/16	16.66	0.23	(0.53)	(0.30)	(0.29)	(1.30)	(1.59)	(1.89)	14.77	(1.90)	272,861	0.72	0.72	1.48	66
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
24

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Mid-Cap Value Equity Fund
Class A
1/1/21 to 6/30/21(6)	$12.15	— (10)	2.36	2.36	—	—	—	2.36	$14.51	19.42%	$ 297,183	1.29% (8)	1.29%	0.05%	86%
1/1/20 to 12/31/20	12.69	0.07	(0.31)	(0.24)	(0.09)	(0.21)	(0.30)	(0.54)	12.15	(1.52)	282,186	1.31 (8)	1.31	0.66	179
1/1/19 to 12/31/19	10.11	0.09	3.21	3.30	(0.10)	(0.62)	(0.72)	2.58	12.69	32.63	362,322	1.34 (7)(8)	1.30	0.73	121
1/1/18 to 12/31/18	12.50	0.07	(1.02)	(0.95)	(0.09)	(1.35)	(1.44)	(2.39)	10.11	(8.08)	271,620	1.38 (7)	1.31	0.55	109
4/1/17 to 12/31/17(9)	14.33	0.08	0.69	0.77	(0.08)	(2.52)	(2.60)	(1.83)	12.50	5.87	320,717	1.38	1.37 (11)	0.75 (11)	82
4/1/16 to 3/31/17	12.22	0.11	2.63	2.74	(0.13)	(0.50)	(0.63)	2.11	14.33	22.69	369,102	1.39	1.45	0.81	108
4/1/15 to 3/31/16	13.60	0.11	(0.70)	(0.59)	(0.10)	(0.69)	(0.79)	(1.38)	12.22	(4.11)	397,599	1.40	1.45	0.86	98
Class C
1/1/21 to 6/30/21(6)	$11.82	(0.03)	2.28	2.25	—	—	—	2.25	$14.07	19.04%	$ 28,198	1.79%	1.95%	(0.45) %	86%
1/1/20 to 12/31/20	12.36	0.02	(0.30)	(0.28)	(0.05)	(0.21)	(0.26)	(0.54)	11.82	(1.88)	31,476	1.79	1.98	0.20	179
1/1/19 to 12/31/19	9.84	0.03	3.13	3.16	(0.02)	(0.62)	(0.64)	2.52	12.36	32.08	45,867	1.79	1.95	0.26	121
1/1/18 to 12/31/18	12.18	0.02	(1.00)	(0.98)	(0.01)	(1.35)	(1.36)	(2.34)	9.84	(8.53)	53,419	1.79	1.97	0.17	109
4/1/17 to 12/31/17(9)	14.02	0.03	0.68	0.71	(0.03)	(2.52)	(2.55)	(1.84)	12.18	5.52	48,877	1.80	1.92	0.33	82
4/1/16 to 3/31/17	11.96	0.05	2.58	2.63	(0.07)	(0.50)	(0.57)	2.06	14.02	22.23	55,580	1.80	1.80	0.39	108
4/1/15 to 3/31/16	13.34	0.06	(0.68)	(0.62)	(0.07)	(0.69)	(0.76)	(1.38)	11.96	(4.49)	64,160	1.78	1.78	0.50	98
Class I
1/1/21 to 6/30/21(6)	$12.37	0.02	2.40	2.42	—	—	—	2.42	$14.79	19.56%	$2,367,084	1.01% (8)	1.01%	0.32%	86%
1/1/20 to 12/31/20	12.89	0.10	(0.31)	(0.21)	(0.10)	(0.21)	(0.31)	(0.52)	12.37	(1.20)	2,135,663	1.04 (8)	1.04	0.92	179
1/1/19 to 12/31/19	10.25	0.13	3.26	3.39	(0.13)	(0.62)	(0.75)	2.64	12.89	33.08	2,469,800	1.04 (8)	1.04	1.04	121
1/1/18 to 12/31/18	12.66	0.12	(1.05)	(0.93)	(0.13)	(1.35)	(1.48)	(2.41)	10.25	(7.83)	1,775,643	1.01 (8)	1.01	0.92	109
4/1/17 to 12/31/17(9)	14.48	0.12	0.70	0.82	(0.12)	(2.52)	(2.64)	(1.82)	12.66	6.21	2,187,625	1.04	1.04	1.09	82
4/1/16 to 3/31/17	12.34	0.15	2.66	2.81	(0.17)	(0.50)	(0.67)	2.14	14.48	23.08	2,716,560	1.08	1.08	1.12	108
4/1/15 to 3/31/16	13.74	0.15	(0.71)	(0.56)	(0.15)	(0.69)	(0.84)	(1.40)	12.34	(3.85)	2,717,761	1.12	1.12	1.16	98
Class R6*
1/1/21 to 6/30/21(6)	$12.42	0.04	2.41	2.45	—	—	—	2.45	$14.87	19.73%	$ 966,982	0.79%	0.86%	0.54%	86%
1/1/20 to 12/31/20	12.92	0.13	(0.31)	(0.18)	(0.11)	(0.21)	(0.32)	(0.50)	12.42	(0.97)	773,153	0.79	0.88	1.16	179
1/1/19 to 12/31/19	10.27	0.16	3.26	3.42	(0.15)	(0.62)	(0.77)	2.65	12.92	33.31	820,153	0.79	0.87	1.28	121
1/1/18 to 12/31/18	12.67	0.15	(1.05)	(0.90)	(0.15)	(1.35)	(1.50)	(2.40)	10.27	(7.58)	411,922	0.79	0.87	1.17	109
4/1/17 to 12/31/17(9)	14.49	0.15	0.70	0.85	(0.15)	(2.52)	(2.67)	(1.82)	12.67	6.41	388,495	0.80	0.85	1.37	82
4/1/16 to 3/31/17	12.36	0.19	2.66	2.85	(0.22)	(0.50)	(0.72)	2.13	14.49	23.34	291,554	0.80	0.80	1.44	108
4/1/15 to 3/31/16	13.76	0.21	(0.72)	(0.51)	(0.20)	(0.69)	(0.89)	(1.40)	12.36	(3.45)	192,640	0.80	0.80	1.68	98
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
25

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Ceredex Small-Cap Value Equity Fund
Class A
1/1/21 to 6/30/21(6)	$ 9.31	0.03	1.64	1.67	(0.03)	—	(0.03)	1.64	$10.95	17.98%	$ 58,110	1.44% (8)	1.44%	0.64%	42%
1/1/20 to 12/31/20	9.38	0.02	0.02	0.04	(0.03)	(0.08)	(0.11)	(0.07)	9.31	0.62	54,984	1.48 (8)	1.48	0.29	69
1/1/19 to 12/31/19	8.45	0.09	1.37	1.46	(0.14)	(0.39)	(0.53)	0.93	9.38	17.21	70,847	1.47 (8)	1.47	0.99	42
1/1/18 to 12/31/18	11.53	0.08	(1.51)	(1.43)	(0.15)	(1.50)	(1.65)	(3.08)	8.45	(12.70)	69,223	1.46 (8)	1.46	0.68	44
4/1/17 to 12/31/17(9)	12.58	0.14	0.90	1.04	(0.16)	(1.93)	(2.09)	(1.05)	11.53	8.74	114,673	1.47	1.50	1.52	15
4/1/16 to 3/31/17	10.96	0.07	2.20	2.27	(0.09)	(0.56)	(0.65)	1.62	12.58	20.81	123,495	1.55	1.55	0.58	29
4/1/15 to 3/31/16	15.25	0.08	(0.50)	(0.42)	(0.15)	(3.72)	(3.87)	(4.29)	10.96	(1.07)	121,367	1.55	1.55	0.62	36
Class C
1/1/21 to 6/30/21(6)	$ 8.11	0.01	1.43	1.44	(0.03)	—	(0.03)	1.41	$ 9.52	17.81%	$ 1,217	1.84%	2.17%	0.32%	42%
1/1/20 to 12/31/20	8.19	(0.01)	0.01	—	—	(0.08)	(0.08)	(0.08)	8.11	0.23	2,410	1.90 (12)	2.19	(0.19)	69
1/1/19 to 12/31/19	7.41	0.05	1.19	1.24	(0.07)	(0.39)	(0.46)	0.78	8.19	16.66	5,457	1.90	2.14	0.61	42
1/1/18 to 12/31/18	10.31	0.02	(1.34)	(1.32)	(0.08)	(1.50)	(1.58)	(2.90)	7.41	(13.07)	14,473	1.90	2.09	0.23	44
4/1/17 to 12/31/17(9)	11.46	0.09	0.80	0.89	(0.11)	(1.93)	(2.04)	(1.15)	10.31	8.28	20,658	1.90	2.07	1.05	15
4/1/16 to 3/31/17	10.04	0.02	2.02	2.04	(0.06)	(0.56)	(0.62)	1.42	11.46	20.35	24,529	1.90	1.90	0.22	29
4/1/15 to 3/31/16	14.31	0.03	(0.47)	(0.44)	(0.11)	(3.72)	(3.83)	(4.27)	10.04	(1.34)	27,410	1.90	1.90	0.28	36
Class I
1/1/21 to 6/30/21(6)	$ 9.77	0.05	1.72	1.77	(0.03)	—	(0.03)	1.74	$11.51	18.16%	$ 320,811	1.18%	1.19%	0.93%	42%
1/1/20 to 12/31/20	9.83	0.04	0.03	0.07	(0.05)	(0.08)	(0.13)	(0.06)	9.77	0.91	332,391	1.21 (12)	1.21	0.55	69
1/1/19 to 12/31/19	8.83	0.13	1.42	1.55	(0.16)	(0.39)	(0.55)	1.00	9.83	17.58	460,284	1.20 (8)	1.20	1.26	42
1/1/18 to 12/31/18	11.98	0.12	(1.58)	(1.46)	(0.19)	(1.50)	(1.69)	(3.15)	8.83	(12.50)	474,591	1.18 (8)	1.18	0.99	44
4/1/17 to 12/31/17(9)	12.99	0.16	0.94	1.10	(0.18)	(1.93)	(2.11)	(1.01)	11.98	8.94	673,458	1.22	1.22	1.72	15
4/1/16 to 3/31/17	11.30	0.11	2.27	2.38	(0.13)	(0.56)	(0.69)	1.69	12.99	21.15	786,245	1.24	1.24	0.87	29
4/1/15 to 3/31/16	15.59	0.13	(0.50)	(0.37)	(0.20)	(3.72)	(3.92)	(4.29)	11.30	(0.64)	820,124	1.21	1.21	0.93	36
Class R6*
1/1/21 to 6/30/21(6)	$ 9.79	0.06	1.74	1.80	(0.03)	—	(0.03)	1.77	$11.56	18.43%	$ 121,560	0.88%	1.03%	1.15%	42%
1/1/20 to 12/31/20	9.84	0.10	— (10)	0.10	(0.07)	(0.08)	(0.15)	(0.05)	9.79	1.19	89,961	0.88	1.05	1.19	69
2/26/19 (13) to 12/31/19	10.04	0.15	0.22	0.37	(0.18)	(0.39)	(0.57)	(0.20)	9.84	3.69	16,798	0.88	1.04	1.83	42 (14)

SGA International Growth Fund
Class A
1/1/21 to 6/30/21(6)	$10.42	(0.01)	0.82	0.81	—	(0.18)	(0.18)	0.63	$11.05	7.83%	$ 7,542	1.32%	1.54%	(0.11) %	17%
1/1/20 to 12/31/20	10.50	(0.03)	2.02	1.99	—	(2.07)	(2.07)	(0.08)	10.42	22.86	6,917	1.41 (12)(15)	1.60	(0.36)	53
1/1/19 to 12/31/19	10.95	(0.02)	2.92	2.90	—	(3.35)	(3.35)	(0.45)	10.50	28.28	6,376	1.46 (12)(15)(16)	1.52	(0.20)	147 (17)
1/1/18 to 12/31/18	11.90	— (10)	(0.94)	(0.94)	(0.01)	—	(0.01)	(0.95)	10.95	(7.90)	22,233	1.42	1.44	0.03	37
4/1/17 to 12/31/17(9)	10.05	0.02	1.84	1.86	(0.01)	—	(0.01)	1.85	11.90	18.50	18,567	1.43	1.56	0.20	17
4/1/16 to 3/31/17	9.18	0.01	0.93	0.94	(0.03)	(0.04)	(0.07)	0.87	10.05	10.41	14,116	1.33 (18)	1.43 (18)	0.12	37
4/1/15 to 3/31/16	10.34	0.09	(0.27)	(0.18)	(0.06)	(0.92)	(0.98)	(1.16)	9.18	(1.77)	3,756	1.51	1.77	0.89	114
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
26

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
SGA International Growth Fund (Continued)
Class I
1/1/21 to 6/30/21(6)	$10.72	0.01	0.84	0.85	—	(0.18)	(0.18)	0.67	$11.39	7.98%	$ 45,021	1.07%	1.27%	0.14%	17%
1/1/20 to 12/31/20	10.71	(0.01)	2.09	2.08	—	(2.07)	(2.07)	0.01	10.72	23.28	40,249	1.16 (12)(15)	1.35	(0.13)	53
1/1/19 to 12/31/19	11.13	— (10)	2.97	2.97	(0.04)	(3.35)	(3.39)	(0.42)	10.71	28.49	35,641	1.25 (12)(15)(16)	1.30	0.01	147 (17)
1/1/18 to 12/31/18	12.09	0.03	(0.96)	(0.93)	(0.03)	—	(0.03)	(0.96)	11.13	(7.69)	67,543	1.20 (7)	1.19	0.28	37
4/1/17 to 12/31/17(9)	10.19	0.04	1.87	1.91	(0.01)	—	(0.01)	1.90	12.09	18.79	70,342	1.20	1.27	0.42	17
4/1/16 to 3/31/17	9.30	0.03	0.94	0.97	(0.04)	(0.04)	(0.08)	0.89	10.19	10.54	51,120	1.14 (18)	1.24 (18)	0.34	37
4/1/15 to 3/31/16	10.45	0.13	(0.29)	(0.16)	(0.07)	(0.92)	(0.99)	(1.15)	9.30	(1.59)	28,756	1.30	1.67	1.28	114
Class R6*
1/1/21 to 6/30/21(6)	$10.77	0.02	0.84	0.86	—	(0.18)	(0.18)	0.68	$11.45	8.04%	$ 1,703	0.95%	1.18%	0.39%	17%
1/1/20 to 12/31/20	10.74	— (10)	2.10	2.10	—	(2.07)	(2.07)	0.03	10.77	23.41	831	1.07 (12)(15)	1.25	0.05	53
1/1/19 to 12/31/19	11.15	— (10)	2.99	2.99	(0.05)	(3.35)	(3.40)	(0.41)	10.74	28.59	48	1.16 (12)(15)(16)	1.25	(0.02)	147 (17)
1/1/18 to 12/31/18(19)	12.11	0.05	(0.97)	(0.92)	(0.04)	—	(0.04)	(0.96)	11.15	(7.63)	48	1.10	1.11	0.43	37
4/1/17 to 12/31/17(9)	10.20	0.04	1.89	1.93	(0.02)	—	(0.02)	1.91	12.11	18.89	9,279	1.10	1.19	0.42	17
4/1/16 to 3/31/17	9.31	0.05	0.93	0.98	(0.05)	(0.04)	(0.09)	0.89	10.20	10.62	6,558	1.03 (18)	1.14 (18)	0.49	37
9/1/15 (20) to 3/31/16	9.85	— (10)	0.38	0.38	—	(0.92)	(0.92)	(0.54)	9.31	3.81	5,832	1.14	1.54	0.09	114

Silvant Large-Cap Growth Stock Fund
Class A
1/1/21 to 6/30/21(6)	$ 6.50	(0.02)	0.89	0.87	—	(0.37)	(0.37)	0.50	$ 7.00	13.45%	$ 118,781	1.23%	1.24%	(0.71) %	2%
1/1/20 to 12/31/20	5.37	(0.03)	1.91	1.88	—	(0.75)	(0.75)	1.13	6.50	35.90	110,884	1.23	1.27	(0.49)	13
1/1/19 to 12/31/19	4.60	(0.01)	1.55	1.54	—	(0.77)	(0.77)	0.77	5.37	33.95	92,556	1.23	1.26	(0.25)	15
1/1/18 to 12/31/18	5.49	(0.02)	0.03	0.01	—	(0.90)	(0.90)	(0.89)	4.60	(0.83)	45,779	1.23	1.60	(0.29)	11
4/1/17 to 12/31/17(9)	7.20	(0.01)	1.21	1.20	—	(2.91)	(2.91)	(1.71)	5.49	17.88	63,051	1.23	1.46	(0.09)	14
4/1/16 to 3/31/17	7.81	(0.02)	0.57	0.55	—	(1.16)	(1.16)	(0.61)	7.20	7.83	60,900	1.23	1.24	(0.27)	42
4/1/15 to 3/31/16	8.75	(0.03)	(0.11)	(0.14)	—	(0.80)	(0.80)	(0.94)	7.81	(2.13)	62,115	1.20	1.21	(0.39)	10
Class I
1/1/21 to 6/30/21(6)	$10.28	(0.02)	1.41	1.39	—	(0.37)	(0.37)	1.02	$11.30	13.56%	$ 14,942	0.97%	1.07%	(0.45) %	2%
1/1/20 to 12/31/20	8.12	(0.02)	2.93	2.91	—	(0.75)	(0.75)	2.16	10.28	36.43	15,093	0.97	1.09	(0.23)	13
1/1/19 to 12/31/19	6.63	— (10)	2.26	2.26	—	(0.77)	(0.77)	1.49	8.12	34.41	15,720	0.97	1.12	0.01	15
1/1/18 to 12/31/18	7.53	— (10)	— (10)	—	—	(0.90)	(0.90)	(0.90)	6.63	(0.75)	19,234	0.97	1.10	(0.02)	11
4/1/17 to 12/31/17(9)	8.92	0.01	1.51	1.52	—	(2.91)	(2.91)	(1.39)	7.53	18.04	24,621	0.97	1.22	0.22	14
4/1/16 to 3/31/17	9.38	— (10)	0.70	0.70	—	(1.16)	(1.16)	(0.46)	8.92	8.14	92,638	0.97	1.26	(0.02)	42
4/1/15 to 3/31/16	10.32	(0.02)	(0.12)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.38	(1.79)	110,562	0.97	1.24	(0.15)	10
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Silvant Large-Cap Growth Stock Fund (Continued)
Class R6*
1/1/21 to 6/30/21(6)	$10.40	(0.02)	1.43	1.41	—	(0.37)	(0.37)	1.04	$11.44	13.60%	$ 356	0.90%	0.93%	(0.39) %	2%
1/1/20 to 12/31/20	8.21	(0.01)	2.95	2.94	—	(0.75)	(0.75)	2.19	10.40	36.39	348	0.90	0.96	(0.16)	13
1/1/19 to 12/31/19	6.69	0.01	2.28	2.29	—	(0.77)	(0.77)	1.52	8.21	34.57	165	0.90	0.98	0.08	15
1/1/18 to 12/31/18	7.59	— (10)	— (10)	—	—	(0.90)	(0.90)	(0.90)	6.69	(0.73)	110	0.90	0.95	0.03	11
4/1/17 to 12/31/17(9)	8.94	0.02	1.54	1.56	—	(2.91)	(2.91)	(1.35)	7.59	18.53	464	0.91	0.93	0.28	14
4/1/16 to 3/31/17	9.39	0.01	0.70	0.71	—	(1.16)	(1.16)	(0.45)	8.94	8.23	2,426	0.90	0.90	0.05	42
4/1/15 to 3/31/16	10.33	(0.01)	(0.13)	(0.14)	—	(0.80)	(0.80)	(0.94)	9.39	(1.80)	37,087	0.88	0.89	(0.06)	10

Silvant Small-Cap Growth Stock Fund
Class A
1/1/21 to 6/30/21(6)	$ 9.36	(0.05)	0.10	0.05	—	(0.08)	(0.08)	(0.03)	$ 9.33	0.58%	$ 14,813	1.27%	1.49%	(1.12) %	8%
1/1/20 to 12/31/20	6.89	(0.06)	2.71	2.65	—	(0.18)	(0.18)	2.47	9.36	38.99	14,837	1.27	1.59	(0.85)	29
1/1/19 to 12/31/19	5.68	(0.05)	2.09	2.04	—	(0.83)	(0.83)	1.21	6.89	35.81	11,694	1.27	1.64	(0.76)	32
1/1/18 to 12/31/18	6.92	(0.06)	(0.36)	(0.42)	—	(0.82)	(0.82)	(1.24)	5.68	(6.69)	5,725	1.41 (12)	1.68	(0.88)	36
4/1/17 to 12/31/17(9)	7.28	(0.04)	0.80	0.76	—	(1.12)	(1.12)	(0.36)	6.92	10.73	6,840	1.42	1.64	(0.70)	24
4/1/16 to 3/31/17	7.13	(0.04)	1.38	1.34	—	(1.19)	(1.19)	0.15	7.28	19.30	7,008	1.41	1.43	(0.55)	56
4/1/15 to 3/31/16	13.23	(0.08)	(1.35)	(1.43)	—	(4.67)	(4.67)	(6.10)	7.13	(13.38)	6,856	1.37	1.37	(0.76)	73
Class I
1/1/21 to 6/30/21(6)	$12.67	(0.06)	0.15	0.09	—	(0.08)	(0.08)	0.01	$12.68	0.74%	$ 21,512	1.15%	1.32%	(1.01) %	8%
1/1/20 to 12/31/20	9.27	(0.07)	3.65	3.58	—	(0.18)	(0.18)	3.40	12.67	39.01	23,312	1.15	1.42	(0.73)	29
1/1/19 to 12/31/19	7.42	(0.06)	2.74	2.68	—	(0.83)	(0.83)	1.85	9.27	36.04	18,219	1.15	1.48	(0.64)	32
1/1/18 to 12/31/18	8.78	(0.07)	(0.47)	(0.54)	—	(0.82)	(0.82)	(1.36)	7.42	(6.64)	14,513	1.29 (12)	1.53	(0.76)	36
4/1/17 to 12/31/17(9)	8.95	(0.04)	0.99	0.95	—	(1.12)	(1.12)	(0.17)	8.78	10.86	18,637	1.30	1.53	(0.58)	24
4/1/16 to 3/31/17	8.52	(0.04)	1.66	1.62	—	(1.19)	(1.19)	0.43	8.95	19.45	26,929	1.29	1.43	(0.44)	56
4/1/15 to 3/31/16	14.83	(0.10)	(1.54)	(1.64)	—	(4.67)	(4.67)	(6.31)	8.52	(13.36)	36,436	1.30	1.39	(0.74)	73

Zevenbergen Innovative Growth Stock Fund
Class A
1/1/21 to 6/30/21(6)	$62.40	(0.37)	0.19	(0.18)	—	—	—	(0.18)	$62.22	(0.29) %	$ 348,563	1.25%	1.30%	(1.22) %	29%
1/1/20 to 12/31/20	28.48	(0.55)	34.47	33.92	—	—	—	33.92	62.40	119.10	335,809	1.25	1.33	(1.18)	33
1/1/19 to 12/31/19	20.83	(0.32)	7.97	7.65	—	—	—	7.65	28.48	36.73	46,655	1.26 (21)	1.41	(1.20)	91
1/1/18 to 12/31/18	19.96	(0.33)	2.57	2.24	—	(1.37)	(1.37)	0.87	20.83	10.80	24,902	1.48 (7)(12)	1.47	(1.35)	103
4/1/17 to 12/31/17(9)	18.56	(0.21)	3.74	3.53	—	(2.13)	(2.13)	1.40	19.96	19.18	5,484	1.51	1.66	(1.40)	50
4/1/16 to 3/31/17	18.37	(0.26)	3.67	3.41	—	(3.22)	(3.22)	0.19	18.56	20.42	6,375	1.50	1.55	(1.39)	64
4/1/15 to 3/31/16	20.76	(0.29)	(0.57)	(0.86)	—	(1.53)	(1.53)	(2.39)	18.37	(4.96)	8,127	1.49	1.49	(1.38)	59
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
28

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Zevenbergen Innovative Growth Stock Fund (Continued)
Class I
1/1/21 to 6/30/21(6)	$66.67	(0.31)	0.19	(0.12)	—	—	—	(0.12)	$66.55	(0.18) %	$1,075,203	1.00%	1.03%	(0.97) %	29%
1/1/20 to 12/31/20	30.35	(0.47)	36.79	36.32	—	—	—	36.32	66.67	119.67	1,037,368	1.00	1.07	(0.93)	33
1/1/19 to 12/31/19	22.15	(0.26)	8.46	8.20	—	—	—	8.20	30.35	37.02	90,136	1.01 (21)	1.15	(0.94)	91
1/1/18 to 12/31/18	21.10	(0.30)	2.72	2.42	—	(1.37)	(1.37)	1.05	22.15	11.07	72,404	1.27 (7)(12)	1.23	(1.15)	103
4/1/17 to 12/31/17(9)	19.49	(0.19)	3.93	3.74	—	(2.13)	(2.13)	1.61	21.10	19.34	17,630	1.31	1.50	(1.19)	50
4/1/16 to 3/31/17	19.11	(0.23)	3.83	3.60	—	(3.22)	(3.22)	0.38	19.49	20.63	22,330	1.30	1.44	(1.18)	64
4/1/15 to 3/31/16	21.49	(0.26)	(0.59)	(0.85)	—	(1.53)	(1.53)	(2.38)	19.11	(4.74)	18,203	1.31	1.39	(1.20)	59
Class R6
1/1/21 to 6/30/21(6)	$66.67	(0.27)	0.20	(0.07)	—	—	—	(0.07)	$66.60	(0.11) %	$ 11,791	0.90%	0.95%	(0.90) %	29%
10/20/20 (13) to 12/31/20	58.00	(0.10)	8.77	8.67	—	—	—	8.67	66.67	14.95	115	0.90	1.03	(0.83)	33 (14)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
29

VIRTUS ASSET TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On September 18, 2017, Class IS shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(8)	The share class is currently under its expense limitation.
(9)	The Fund changed its fiscal year end to December 31 during the period.
(10)	Amount is less than $0.005 per share.
(11)	The ratio excludes expenses waived/reimbursed net of amount recaptured. If expenses waived/reimbursed net of amount recaptured were included, the ratio would have been higher than the ratio shown.
(12)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(13)	Inception date.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	Net expense ratio includes extraordinary proxy expenses.
(16)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.45% (Class A), 1.24% (Class I) and 1.15% (Class R6).
(17)	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s subadviser and associated repositioning.
(18)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to $0.01 per share and 0.09%, 0.07%, and 0.07% of average net assets for the Class A, Class I and Class R6 (formerly IS), respectively.
(19)	From November 9 through November 13, 2018, the Fund’s Class R6 shares did not have any investors, though the net asset value continued to be calculated using another share class adjusted for class expenses.
(20)	Class R6 (formerly IS) commenced operations.
(21)	Ratios of total expenses excluding interest expense on borrowings for the year ended December 31, 2019 were 1.25% (Class A) and 1.00% (Class I).
See Notes to Financial Statements
30

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2021
Note 1. Organization
Virtus Asset Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and is diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Ceredex Large-Cap Value Equity Fund	Seeking to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Mid-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
Ceredex Small-Cap Value Equity Fund	Seeking to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.
SGA International Growth Fund	Seeking to provide long-term capital appreciation.
Silvant Large-Cap Growth Stock Fund	Seeking to provide capital appreciation.
Silvant Small-Cap Growth Stock Fund	Seeking to provide long-term capital appreciation.
Zevenbergen Innovative Growth Stock Fund	Seeking to provide long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares. Class C shares are offered by the Ceredex Large Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund and the Ceredex Small-Cap Value Equity Fund. Class R6 shares are offered by the Ceredex Large-Cap Value Equity Fund, the Ceredex Mid-Cap Value Equity Fund, the Ceredex Small-Cap Value Equity Fund, the SGA International Growth Fund, the Silvant Large-Cap Growth Stock Fund, and the Zevenbergen Innovative Growth Stock Fund.
Effective February 1, 2021, Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
31

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
32

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Silvant Small-Cap Growth Stock Fund	BNYM	$ 117	$ 117	$ —
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2021 for the Funds:
Fund	Securities Lending Transactions	Overnight and continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Silvant Small-Cap Growth Stock Fund	Money Market Mutual Fund	$120	$—	$—	$—	$120
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Fund Advisers, LLC (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
33

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

First $500 Million
Ceredex Large-Cap Value Equity Fund	0.70%
Ceredex Mid-Cap Value Equity Fund	0.75
Ceredex Small-Cap Value Equity Fund	0.85
SGA International Growth Fund	0.85
Silvant Large-Cap Growth Stock Fund	0.70
Silvant Small-Cap Growth Stock Fund	0.85
Zevenbergen Innovative Growth Stock Fund	0.80
The above fees are also subject to breakpoint discounts at the following asset levels for each Fund:
        First $500 million = none — no discount from full fee
        Next $500 million = 5% discount from full fee
        Next $4 billion = 10% discount from full fee
        Over $5 billion = 15% discount from full fee
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
Ceredex Large-Cap Value Equity Fund	Ceredex (1)
Ceredex Mid-Cap Value Equity Fund	Ceredex (1)
Ceredex Small-Cap Value Equity Fund	Ceredex (1)
SGA International Growth Fund	SGA (2)
Silvant Large-Cap Growth Stock Fund	Silvant (3)
Silvant Small-Cap Growth Stock Fund	Silvant (3)
Zevenbergen Innovative Growth Stock Fund	Zevenbergen (4)
(1)	Ceredex Value Advisors LLC, an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP, an indirect, majority-owned subsidiary of Virtus.
(3)	Silvant Capital Management LLC, an indirect, wholly-owned subsidiary of Virtus.
(4)	Zevenbergen Capital Investments LLC, a minority-owned affiliate of the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund	1.24% ‡	1.72%	0.97%	0.72%
Ceredex Mid-Cap Value Equity Fund	1.38 ‡	1.79	1.08 ‡	0.79
Ceredex Small-Cap Value Equity Fund	1.49 ‡	1.84	1.18	0.88
SGA International Growth Fund	1.32	N/A	1.07	0.95
Silvant Large-Cap Growth Stock Fund	1.23	N/A	0.97	0.90
Silvant Small-Cap Growth Stock Fund	1.27	N/A	1.15	N/A
Zevenbergen Innovative Growth Stock Fund	1.25	N/A	1.00	0.90
‡	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
34

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2021	2022	2023	2024	Total
Ceredex Large-Cap Value Equity Fund
Class A	$ 4	$ 103	$ 75	$ —	$ 182
Class C	16	11	11	4	42
Class I	213	503	350	89	1,155
Class R6	181	441	492	318	1,432
Ceredex Mid-Cap Value Equity Fund
Class C	51	68	64	24	207
Class R6	176	485	599	287	1,547
Ceredex Small-Cap Value Equity Fund
Class C	12	17	9	2	40
Class I	—	—	—	21	21
Class R6	—	6	58	81	145
SGA International Growth Fund
Class A	2	7	12	8	29
Class I	—	37	62	41	140
Class R6	— (1)	— (1)	1	1	2
Silvant Large-Cap Growth Stock Fund
Class A	122	77	40	7	246
Class I	13	27	18	7	65
Class R6	— (1)	— (1)	— (1)	— (1)	— (1)
Silvant Small-Cap Growth Stock Fund
Class A	10	40	37	17	104
Class I	23	58	48	18	147
Zevenbergen Innovative Growth Stock Fund
Class A	3	72	124	80	279
Class I	14	180	323	174	691
Class R6	—	—	— (1)	1	1

During the period ended June 30, 2021, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class I	Class R6	Total
Ceredex Large-Cap Value Equity Fund	$ 13	$ —	$ —	$ 13
Ceredex Small-Cap Value Equity Fund	—	2	—	2
Silvant Large-Cap Growth Stock Fund	1	—	—	1
Zevenbergen Innovative Growth Stock Fund	—	—	— (1)	— (1)
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2021, it retained net commissions of $170 for Class A shares and CDSC of $—(1) and $1 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500.
35

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended June 30, 2021, the Funds incurred administration fees totaling $3,202 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended June 30, 2021, the Funds incurred transfer agent fees totaling $1,440 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended June 30, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended June 30, 2021, were as follows:
	Purchases	Sales
Ceredex Large-Cap Value Equity Fund	$1,176,642	$1,218,698
Ceredex Mid-Cap Value Equity Fund	2,899,044	3,034,043
Ceredex Small-Cap Value Equity Fund	207,285	266,336
SGA International Growth Fund	9,414	7,962
Silvant Large-Cap Growth Stock Fund	2,895	11,515
Silvant Small-Cap Growth Stock Fund	3,064	5,073
Zevenbergen Innovative Growth Stock Fund	537,852	412,912
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended June 30, 2021.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,256	$ 18,366	4,108	$ 46,998	2,105	$ 28,470	7,983	$ 81,172
Reinvestment of distributions	256	3,822	840	9,511	—	—	743	7,634
Shares repurchased and cross class conversions	(1,657)	(24,188)	(6,090)	(70,384)	(4,842)	(64,633)	(14,070)	(147,987)
Net Increase / (Decrease)	(145)	$ (2,000)	(1,142)	$ (13,875)	(2,737)	$ (36,163)	(5,344)	$ (59,181)
36

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Ceredex Large-Cap Value Equity Fund				Ceredex Mid-Cap Value Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	30	$ 436	159	$ 2,019	144	$ 1,941	297	$ 3,013
Reinvestment of distributions	4	55	18	196	—	—	74	730
Shares repurchased and cross class conversions	(121)	(1,674)	(245)	(2,741)	(804)	(10,408)	(1,417)	(14,390)
Net Increase / (Decrease)	(87)	$ (1,183)	(68)	$ (526)	(660)	$ (8,467)	(1,046)	$ (10,647)
Class I
Shares sold and cross class conversions	4,599	$ 68,262	9,103	$ 106,595	14,336	$ 195,189	48,455	$ 504,947
Reinvestment of distributions	823	12,489	2,924	33,686	—	—	5,133	54,303
Shares repurchased and cross class conversions	(8,063)	(119,474)	(16,170)	(194,282)	(26,926)	(365,374)	(72,568)	(759,646)
Net Increase / (Decrease)	(2,641)	$ (38,723)	(4,143)	$ (54,001)	(12,590)	$ (170,185)	(18,980)	$ (200,396)
Class R6
Shares sold and cross class conversions	3,995	$ 58,875	18,412	$ 239,258	11,356	$ 155,320	21,959	$ 234,598
Reinvestment of distributions	560	8,575	1,653	19,311	—	—	1,860	19,820
Shares repurchased and cross class conversions	(3,332)	(49,178)	(11,465)	(140,975)	(8,556)	(116,097)	(25,063)	(268,382)
Net Increase / (Decrease)	1,223	$ 18,272	8,600	$ 117,594	2,800	$ 39,223	(1,244)	$ (13,964)

	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	614	$ 6,493	880	$ 6,026	63	$ 674	108	$ 1,057
Reinvestment of distributions	17	179	89	675	11	122	137	1,224
Shares repurchased and cross class conversions	(1,232)	(12,724)	(2,619)	(19,783)	(56)	(596)	(189)	(1,825)
Net Increase / (Decrease)	(601)	$ (6,052)	(1,650)	$ (13,082)	18	$ 200	56	$ 456
Class C
Shares sold and cross class conversions	37	$ 342	48	$ 344	—	$ —	—	$ —
Reinvestment of distributions	—	3	6	36	—	—	—	—
Shares repurchased and cross class conversions	(206)	(1,870)	(423)	(2,933)	—	—	—	—
Net Increase / (Decrease)	(169)	$ (1,525)	(369)	$ (2,553)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	3,137	$ 34,881	8,930	$ 70,968	907	$ 10,095	1,893	$ 19,586
Reinvestment of distributions	84	950	616	5,008	62	699	703	6,461
Shares repurchased and cross class conversions	(9,376)	(104,767)	(22,368)	(185,612)	(771)	(8,484)	(2,169)	(20,972)
Net Increase / (Decrease)	(6,155)	$ (68,936)	(12,822)	$ (109,636)	198	$ 2,310	427	$ 5,075
37

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Ceredex Small-Cap Value Equity Fund				SGA International Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2,911	$ 32,651	8,456	$ 69,852	69	$ 770	61	$ 648
Reinvestment of distributions	30	345	95	841	2	26	12	110
Shares repurchased and cross class conversions	(1,609)	(17,890)	(1,073)	(9,125)	(—) (1)	(—) (2)	(1)	(4)
Net Increase / (Decrease)	1,332	$ 15,106	7,478	$ 61,568	71	$ 796	72	$ 754

	Silvant Large-Cap Growth Stock Fund				Silvant Small-Cap Growth Stock Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	241	$ 1,681	308	$ 1,832	156	$ 1,555	113	$ 912
Reinvestment of distributions	857	5,920	1,879	11,733	14	130	36	276
Shares repurchased and cross class conversions	(1,186)	(8,087)	(2,373)	(13,692)	(169)	(1,599)	(260)	(1,825)
Net Increase / (Decrease)	(88)	$ (486)	(186)	$ (127)	1	$ 86	(111)	$ (637)
Class I
Shares sold and cross class conversions	64	$ 679	93	$ 837	169	$ 2,186	448	$ 4,514
Reinvestment of distributions	39	431	98	954	11	137	30	315
Shares repurchased and cross class conversions	(249)	(2,633)	(657)	(5,842)	(323)	(4,248)	(605)	(5,808)
Net Increase / (Decrease)	(146)	$ (1,523)	(466)	$ (4,051)	(143)	$ (1,925)	(127)	$ (979)
Class R6
Shares sold and cross class conversions	4	$ 43	13	$ 124	—	$ —	—	$ —
Reinvestment of distributions	1	11	2	22	—	—	—	—
Shares repurchased and cross class conversions	(7)	(80)	(2)	(16)	—	—	—	—
Net Increase / (Decrease)	(2)	$ (26)	13	$ 130	—	$ —	—	$ —

	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,396	$ 153,844	6,234	$ 271,684
Shares repurchased and cross class conversions	(2,176)	(129,083)	(2,490)	(108,252)
Net Increase / (Decrease)	220	$ 24,761	3,744	$ 163,432
38

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
	Zevenbergen Innovative Growth Stock Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	8,439	$ 567,970	19,603	$ 884,352
Shares repurchased and cross class conversions	(7,845)	(490,337)	(7,012)	(324,894)
Net Increase / (Decrease)	594	$ 77,633	12,591	$ 559,458
Class R6
Shares sold and cross class conversions	182	$ 11,124	2	$ 100
Shares repurchased and cross class conversions	(7)	(398)	—	—
Net Increase / (Decrease)	175	$ 10,726	2	$ 100
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

Note 6. 10% Shareholders
As of June 30, 2021, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Ceredex Large-Cap Value Equity Fund	34%	3
Ceredex Mid-Cap Value Equity Fund	39	2
Ceredex Small-Cap Value Equity Fund	39	2
SGA International Growth Fund	29	2
Silvant Large-Cap Growth Stock Fund	55	1
Silvant Small-Cap Growth Stock Fund	48	2
Zevenbergen Innovative Growth Stock Fund	36	3
*	None of the accounts are affiliated.
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Ceredex Small-Cap Value Equity Fund	Financials	29%
Silvant Large-Cap Growth Stock Fund	Information Technology	45
Silvant Small-Cap Growth Stock Fund	Health Care	30
Zevenbergen Innovative Growth Stock Fund	Information Technology	40
39

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Fund	Sector	Percentage of Total Investments
Zevenbergen Innovative Growth Stock Fund	Consumer Discretionary	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At June 30, 2021, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended June 30, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Zevenbergen Innovative Growth Stock Fund	$7	$15,667	1.35%	12
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Ceredex Large-Cap Value Equity Fund	$ 1,181,428	$ 252,123	$ (11,379)	$ 240,744
Ceredex Mid-Cap Value Equity Fund	3,057,299	618,438	(49,345)	569,093
Ceredex Small-Cap Value Equity Fund	370,854	134,712	(3,852)	130,860
SGA International Growth Fund	38,990	15,757	(799)	14,958
Silvant Large-Cap Growth Stock Fund	47,336	87,218	(427)	86,791
Silvant Small-Cap Growth Stock Fund	18,762	18,142	(688)	17,454
Zevenbergen Innovative Growth Stock Fund	964,605	536,917	(23,318)	513,599
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended December 30, 2020, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Ceredex Mid-Cap Value Equity Fund	$218,669	$113,981
40

VIRTUS ASSET TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2021
Fund	Short-Term	Long-Term
Ceredex Small-Cap Value Equity Fund	$ 7,963	$ 21,511
Zevenbergen Innovative Growth Stock Fund	11,108	—
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
41

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds. Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 17-19, 2021, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2020 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.
42

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS ASSET TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Fund Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8623	08-21

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Asset Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/3/21
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	9/3/21

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	9/3/21

*	Print the name and title of each signing officer under his or her signature.